UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811‑05309
Nuveen Investment Funds, Inc.

(Exact name of registrant as specified in charter)
Nuveen Investments
333 West Wacker Drive
Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)
Mark J. Czarniecki
Vice President and Secretary
901 Marquette Avenue
Minneapolis, Minnesota 55402

(Name and address of agent for service)
Registrant’s telephone number, including area code: (312) 917‑7700
Date of fiscal year end: October 31
Date of reporting period: October 31, 2024

Item 1.	Reports to Stockholders.

Annual Shareholder Report October 31, 2024

Nuveen Dividend Value Fund
Class A Shares/FFEIX

Annual Shareholder Report
This annual shareholder report contains important information about the Class A Shares of the Nuveen Dividend Value Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information at
https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$110	0.96%

*	Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Dividend Value Fund returned 28.86% for Class A Shares at net asset value (NAV) for the 12 months ended October 31, 2024. The Fund underperformed the Russell 1000 Value Index, which returned 30.98%.

•  Top contributors to relative performance

»   Security selection in the information technology sector, led by out‑of‑benchmark positions in Broadcom Inc. and Taiwan Semiconductor Manufacturing Co., Ltd.

»   Security selection and an overweight to the industrials sector, led by an overweight to Westinghouse Air Brake Technologies Corporation.

•  Top detractors from relative performance

»   Security selection in the health care sector, including overweights to Humana Inc. and Merck & Co., Inc.

»   Security selection and an underweight to the financials sector, including lack of exposure to JPMorgan Chase & Co.

»   Security selection in the real estate sector, including overweights to EastGroup Properties, Inc. and Prologis, Inc.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (November 1, 2014 through October 31, 2024) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class A Shares at NAV (excluding maximum sales charge)	28.86%	8.63%	8.08%

Class A Shares at maximum sales charge (Offering Price)	21.43%	7.34%	7.45%

Russell 1000® Index	38.07%	15.00%	12.75%

Russell 1000® Value Index	30.98%	10.14%	8.87%

Lipper Equity Income Funds Classification Average	29.34%	10.27%	8.87%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of October 31, 2024)

Fund net assets	$3,258,003,639

Total number of portfolio holdings	77

Portfolio turnover (%)	79%

Total management fees paid for the year	$19,386,443

What did the Fund invest in? (as of October 31, 2024)

How has the Fund changed?

•
Management fees: As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by February 28, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

670678887_AR_1024 4015316‑INV‑Y‑12/25 (A, C, R6, I)

3

Annual Shareholder Report October 31, 2024

Nuveen Dividend Value Fund
Class C Shares/FFECX

Annual Shareholder Report
This annual shareholder report contains important information about the Class C Shares of the Nuveen Dividend Value Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information at
https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class C Shares	$195	1.71%

*	Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Dividend Value Fund returned 27.98% for Class C Shares at net asset value (NAV) for the 12 months ended October 31, 2024. The Fund underperformed the Russell 1000 Value Index, which returned 30.98%.

•  Top contributors to relative performance

»   Security selection in the information technology sector, led by out‑of‑benchmark positions in Broadcom Inc. and Taiwan Semiconductor Manufacturing Co., Ltd.

»   Security selection and an overweight to the industrials sector, led by an overweight to Westinghouse Air Brake Technologies Corporation.

•  Top detractors from relative performance

»   Security selection in the health care sector, including overweights to Humana Inc. and Merck & Co., Inc.

»   Security selection and an underweight to the financials sector, including lack of exposure to JPMorgan Chase & Co.

»   Security selection in the real estate sector, including overweights to EastGroup Properties, Inc. and Prologis, Inc.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (November 1, 2014 through October 31, 2024) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class C Shares at NAV (excluding maximum sales charge)	27.98%	7.82%	7.43%

Russell 1000® Index	38.07%	15.00%	12.75%

Russell 1000® Value Index	30.98%	10.14%	8.87%

Lipper Equity Income Funds Classification Average	29.34%	10.27%	8.87%
Class C Shares are subject to a contingent deferred sales charge if redeemed within 12 months of purchase, which will be reflected in total returns presented for less than one year.
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of October 31, 2024)

Fund net assets	$3,258,003,639

Total number of portfolio holdings	77

Portfolio turnover (%)	79%

Total management fees paid for the year	$19,386,443

What did the Fund invest in? (as of October 31, 2024)

How has the Fund changed?

•
Management fees: As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by February 28, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

670678317_AR_1024 4015316‑INV‑Y‑12/25 (A, C, R6, I)

3

Annual Shareholder Report October 31, 2024

Nuveen Dividend Value Fund
Class R6 Shares/FFEFX

Annual Shareholder Report
This annual shareholder report contains important information about the Class R6 Shares of the Nuveen Dividend Value Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information at
https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$71	0.62%

*	Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Dividend Value Fund returned 29.28% for Class R6 Shares at net asset value (NAV) for the 12 months ended October 31, 2024. The Fund underperformed the Russell 1000 Value Index, which returned 30.98%.

•  Top contributors to relative performance

»   Security selection in the information technology sector, led by out‑of‑benchmark positions in Broadcom Inc. and Taiwan Semiconductor Manufacturing Co., Ltd.

»   Security selection and an overweight to the industrials sector, led by an overweight to Westinghouse Air Brake Technologies Corporation.

•  Top detractors from relative performance

»   Security selection in the health care sector, including overweights to Humana Inc. and Merck & Co., Inc.

»   Security selection and an underweight to the financials sector, including lack of exposure to JPMorgan Chase & Co.

»   Security selection in the real estate sector, including overweights to EastGroup Properties, Inc. and Prologis, Inc.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (November 1, 2014 through October 31, 2024) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class R6 Shares at NAV	29.28%	9.01%	8.47%

Russell 1000® Index	38.07%	15.00%	12.75%

Russell 1000® Value Index	30.98%	10.14%	8.87%

Lipper Equity Income Funds Classification Average	29.34%	10.27%	8.87%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of October 31, 2024)

Fund net assets	$3,258,003,639

Total number of portfolio holdings	77

Portfolio turnover (%)	79%

Total management fees paid for the year	$19,386,443

What did the Fund invest in? (as of October 31, 2024)

How has the Fund changed?

•
Management fees: As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by February 28, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

670690130_AR_1024 4015316‑INV‑Y‑12/25 (A, C, R6, I)

3

Annual Shareholder Report October 31, 2024

Nuveen Dividend Value Fund
Class I Shares/FAQIX

Annual Shareholder Report
This annual shareholder report contains important information about the Class I Shares of the Nuveen Dividend Value Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information at
https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$81	0.71%

*	Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Dividend Value Fund returned 29.19% for Class I Shares at net asset value (NAV) for the 12 months ended October 31, 2024. The Fund underperformed the Russell 1000 Value Index, which returned 30.98%.

•  Top contributors to relative performance

»   Security selection in the information technology sector, led by out‑of‑benchmark positions in Broadcom Inc. and Taiwan Semiconductor Manufacturing Co., Ltd.

»   Security selection and an overweight to the industrials sector, led by an overweight to Westinghouse Air Brake Technologies Corporation.

•  Top detractors from relative performance

»   Security selection in the health care sector, including overweights to Humana Inc. and Merck & Co., Inc.

»   Security selection and an underweight to the financials sector, including lack of exposure to JPMorgan Chase & Co.

»   Security selection in the real estate sector, including overweights to EastGroup Properties, Inc. and Prologis, Inc.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (November 1, 2014 through October 31, 2024) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class I Shares at NAV	29.19%	8.88%	8.35%

Russell 1000® Index	38.07%	15.00%	12.75%

Russell 1000® Value Index	30.98%	10.14%	8.87%

Lipper Equity Income Funds Classification Average	29.34%	10.27%	8.87%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of October 31, 2024)

Fund net assets	$3,258,003,639

Total number of portfolio holdings	77

Portfolio turnover (%)	79%

Total management fees paid for the year	$19,386,443

What did the Fund invest in? (as of October 31, 2024)

How has the Fund changed?

•
Management fees: As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by February 28, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

670678879_AR_1024 4015316‑INV‑Y‑12/25 (A, C, R6, I)

3

Annual Shareholder Report October 31, 2024

Nuveen Large Cap Select Fund
Class A Shares/FLRAX

Annual Shareholder Report
This annual shareholder report contains important information about the Class A Shares of the Nuveen Large Cap Select Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$123	1.03%

*	Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Large Cap Select Fund returned 39.42% for Class A Shares at net asset value (NAV) for the 12 months ended October 31, 2024. The Fund outperformed the S&P 500 Index, which returned 38.02%.

•  Top contributors to relative performance

»   Security selection in the industrials sector, led by overweights to Westinghouse Air Brake Technologies Corporation and Parker-Hannifin Corporation.

»   Security selection in the information technology sector, led by an overweight to Broadcom Inc. and an out‑of‑benchmark position in Taiwan Semiconductor Manufacturing Co., Ltd.

»   Security selection in the consumer discretionary sector, led by overweights to Royal Caribbean Group and Expedia Group, Inc.

•  Top detractors from relative performance

»   Security selection in the health care sector, including overweights to Humana Inc. and Elevance Health, Inc.

»   Security selection in the energy sector, including overweights to Valero Energy Corporation and ConocoPhillips.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (November 1, 2014 through October 31, 2024) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class A Shares at NAV (excluding maximum sales charge)	39.42%	14.22%	12.11%

Class A Shares at maximum sales charge (Offering Price)	31.42%	12.88%	11.45%

S&P 500® Index	38.02%	15.27%	13.00%

Lipper Large‑Cap Core Funds Classification Average	35.60%	14.12%	11.84%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of October 31, 2024)

Fund net assets	$47,179,391

Total number of portfolio holdings	59

Portfolio turnover (%)	76%

Total management fees paid for the year	$301,629

What did the Fund invest in? (as of October 31, 2024)

How has the Fund changed?

•
Management fees: As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by February 28, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

670690296_AR_1024 4015315‑INV‑Y‑12/25 (A, C, I)

3

Annual Shareholder Report October 31, 2024

Nuveen Large Cap Select Fund
Class C Shares/FLYCX

Annual Shareholder Report
This annual shareholder report contains important information about the Class C Shares of the Nuveen Large Cap Select Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information at
https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class C Shares	$212	1.78%

*	Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Large Cap Select Fund returned 38.38% for Class C Shares at net asset value (NAV) for the 12 months ended October 31, 2024. The Fund outperformed the S&P 500 Index, which returned 38.02%.

•  Top contributors to relative performance

»   Security selection in the industrials sector, led by overweights to Westinghouse Air Brake Technologies Corporation and Parker-Hannifin Corporation.

»   Security selection in the information technology sector, led by an overweight to Broadcom Inc. and an out‑of‑benchmark position in Taiwan Semiconductor Manufacturing Co., Ltd.

»   Security selection in the consumer discretionary sector, led by overweights to Royal Caribbean Group and Expedia Group, Inc.

•  Top detractors from relative performance

»   Security selection in the health care sector, including overweights to Humana Inc. and Elevance Health, Inc.

»   Security selection in the energy sector, including overweights to Valero Energy Corporation and ConocoPhillips.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (November 1, 2014 through October 31, 2024) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class C Shares at NAV (excluding maximum sales charge)	38.38%	13.37%	11.44%

S&P 500® Index	38.02%	15.27%	13.00%

Lipper Large‑Cap Core Funds Classification Average	35.60%	14.12%	11.84%
Class C Shares are subject to a contingent deferred sales charge if redeemed within 12 months of purchase, which will be reflected in total returns presented for less than one year.
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of October 31, 2024)

Fund net assets	$47,179,391

Total number of portfolio holdings	59

Portfolio turnover (%)	76%

Total management fees paid for the year	$301,629

What did the Fund invest in? (as of October 31, 2024)

How has the Fund changed?

•
Management fees: As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by February 28, 2025 at https://www.nuveen.com/en-us/mutual-funds/prospectuses or upon request at (800) 257-8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

670690312_AR_1024 4015315‑INV‑Y‑12/25 (A, C, I)

3

Annual Shareholder Report October 31, 2024

Nuveen Large Cap Select Fund
Class I Shares/FLRYX

Annual Shareholder Report
This annual shareholder report contains important information about the Class I Shares of the Nuveen Large Cap Select Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information at
https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$94	0.78%

*	Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Large Cap Select Fund returned 39.76% for Class I Shares at net asset value (NAV) for the 12 months ended October 31, 2024. The Fund outperformed the S&P 500 Index, which returned 38.02%.

•  Top contributors to relative performance

»   Security selection in the industrials sector, led by overweights to Westinghouse Air Brake Technologies Corporation and Parker-Hannifin Corporation.

»   Security selection in the information technology sector, led by an overweight to Broadcom Inc. and an out‑of‑benchmark position in Taiwan Semiconductor Manufacturing Co., Ltd.

»   Security selection in the consumer discretionary sector, led by overweights to Royal Caribbean Group and Expedia Group, Inc.

•  Top detractors from relative performance

»   Security selection in the health care sector, including overweights to Humana Inc. and Elevance Health, Inc.

»   Security selection in the energy sector, including overweights to Valero Energy Corporation and ConocoPhillips.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (November 1, 2014 through October 31, 2024) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class I Shares at NAV	39.76%	14.50%	12.39%

S&P 500® Index	38.02%	15.27%	13.00%

Lipper Large‑Cap Core Funds Classification Average	35.60%	14.12%	11.84%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of October 31, 2024)

Fund net assets	$47,179,391

Total number of portfolio holdings	59

Portfolio turnover (%)	76%

Total management fees paid for the year	$301,629

What did the Fund invest in? (as of October 31, 2024)

How has the Fund changed?

•
Management fees: As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by February 28, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

670690338_AR_1024 4015315‑INV‑Y‑12/25 (A, C, I)

3

Annual Shareholder Report October 31, 2024

Nuveen Mid Cap Growth Opportunities Fund
Class A Shares/FRSLX

Annual Shareholder Report
This annual shareholder report contains important information about the Class A Shares of the Nuveen Mid Cap Growth Opportunities Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information at
https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$132	1.15%

*	Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Mid Cap Growth Opportunities Fund returned 29.53% for Class A Shares at net asset value (NAV) for the 12 months ended October 31, 2024. The Fund significantly underperformed the Russell Mid Cap Growth Index, which returned 38.67%.

•  Top contributors to relative performance

»   Security selection in industrials, led by an out‑of‑benchmark position in MasTec, Inc. and an overweight to Axon Enterprise Inc.

»   Security selection in communication services, led by an overweight to Trade Desk, Inc.

•  Top detractors from relative performance

»   Security selection and an overweight in health care, including an overweight to Inspire Medical Systems, Inc. and out‑of‑benchmark positions in argenx SE and Lantheus Holdings Inc.

»   Security selection in information technology, including an overweight to Five9, Inc. and an underweight to Palantir Technologies Inc.

»   Security selection in financials, including an out‑of‑benchmark position in FirstCash Holdings, Inc. and an overweight to Everest Group, Ltd.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (November 1, 2014 through October 31, 2024) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class A Shares at NAV (excluding maximum sales charge)	29.53%	8.12%	7.98%

Class A Shares at maximum sales charge (Offering Price)	22.07%	6.85%	7.34%

Russell 3000® Index	37.86%	14.60%	12.44%

Russell Midcap® Growth Index	38.67%	11.46%	11.19%

Lipper Mid‑Cap Growth Funds Classification Average	33.43%	9.59%	9.78%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of October 31, 2024)

Fund net assets	$181,281,098

Total number of portfolio holdings	65

Portfolio turnover (%)	58%

Total management fees paid for the year	$1,471,403

What did the Fund invest in? (as of October 31, 2024)

How has the Fund changed?

•
Management fees: As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by February 28, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

670690718_AR_1024 4015312‑INV‑Y‑12/25 (A, I, R6)

3

Annual Shareholder Report October 31, 2024

Nuveen Mid Cap Growth Opportunities Fund
Class R6 Shares/FMEFX

Annual Shareholder Report
This annual shareholder report contains important information about the Class R6 Shares of the Nuveen Mid Cap Growth Opportunities Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information at
https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$94	0.82%

*	Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Mid Cap Growth Opportunities Fund returned 30.03% for Class R6 Shares at net asset value (NAV) for the 12 months ended October 31, 2024. The Fund significantly underperformed the Russell Mid Cap Growth Index, which returned 38.67%.

•  Top contributors to relative performance

»   Security selection in industrials, led by an out‑of‑benchmark position in MasTec, Inc. and an overweight to Axon Enterprise Inc.

»   Security selection in communication services, led by an overweight to Trade Desk, Inc.

•  Top detractors from relative performance

»   Security selection and an overweight in health care, including an overweight to Inspire Medical Systems, Inc. and out‑of‑benchmark positions in argenx SE and Lantheus Holdings Inc.

»   Security selection in information technology, including an overweight to Five9, Inc. and an underweight to Palantir Technologies Inc.

»   Security selection in financials, including an out‑of‑benchmark position in FirstCash Holdings, Inc. and an overweight to Everest Group, Ltd.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (November 1, 2014 through October 31, 2024) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class R6 Shares at NAV	30.03%	8.48%	8.37%

Russell 3000® Index	37.86%	14.60%	12.44%

Russell Midcap® Growth Index	38.67%	11.46%	11.19%

Lipper Mid‑Cap Growth Funds Classification Average	33.43%	9.59%	9.78%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of October 31, 2024)

Fund net assets	$181,281,098

Total number of portfolio holdings	65

Portfolio turnover (%)	58%

Total management fees paid for the year	$1,471,403

What did the Fund invest in? (as of October 31, 2024)

How has the Fund changed?

•
Management fees: As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by February 28, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

670690114_AR_1024 4015312‑INV‑Y‑12/25 (A, I, R6)

3

Annual Shareholder Report October 31, 2024

Nuveen Mid Cap Growth Opportunities Fund
Class I Shares/FISGX

Annual Shareholder Report
This annual shareholder report contains important information about the Class I Shares of the Nuveen Mid Cap Growth Opportunities Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information at
https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$103	0.90%

*	Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Mid Cap Growth Opportunities Fund returned 29.92% for Class I Shares at net asset value (NAV) for the 12 months ended October 31, 2024. The Fund significantly underperformed the Russell Mid Cap Growth Index, which returned 38.67%.

•  Top contributors to relative performance

»   Security selection in industrials, led by an out‑of‑benchmark position in MasTec, Inc. and an overweight to Axon Enterprise Inc.

»   Security selection in communication services, led by an overweight to Trade Desk, Inc.

•  Top detractors from relative performance

»   Security selection and an overweight in health care, including an overweight to Inspire Medical Systems, Inc. and out‑of‑benchmark positions in argenx SE and Lantheus Holdings Inc.

»   Security selection in information technology, including an overweight to Five9, Inc. and an underweight to Palantir Technologies Inc.

»   Security selection in financials, including an out‑of‑benchmark position in FirstCash Holdings, Inc. and an overweight to Everest Group, Ltd.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (November 1, 2014 through October 31, 2024) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class I Shares at NAV	29.92%	8.39%	8.25%

Russell 3000® Index	37.86%	14.60%	12.44%

Russell Midcap® Growth Index	38.67%	11.46%	11.19%

Lipper Mid‑Cap Growth Funds Classification Average	33.43%	9.59%	9.78%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of October 31, 2024)

Fund net assets	$181,281,098

Total number of portfolio holdings	65

Portfolio turnover (%)	58%

Total management fees paid for the year	$1,471,403

What did the Fund invest in? (as of October 31, 2024)

How has the Fund changed?

•
Management fees: As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by February 28, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

670690759_AR_1024 4015312‑INV‑Y‑12/25 (A, I, R6)

3

Annual Shareholder Report October 31, 2024

Nuveen Mid Cap Value 1 Fund
(Formerly known as Nuveen Mid Cap Value Fund)
Class A Shares/FASEX

Annual Shareholder Report
This annual shareholder report contains important information about the Class A Shares of the Nuveen Mid Cap Value 1 Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information at
https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$129	1.14%

*	Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Mid Cap Value 1 Fund returned 25.98% for Class A Shares at net asset value (NAV) for the 12 months ended October 31, 2024. The Fund significantly underperformed the Russell Mid Cap Value Index, which returned 34.03%.

•  Top contributors to relative performance

»   Security selection in the industrials sector, led by an overweight to Parker-Hannifin Corporation.

»   An overweight to Jefferies Financial Group Inc.

•  Top detractors from relative performance

»   Security selection in the information technology sector, including an overweight to VeriSign, Inc.

»   Security selection in the real estate sector, including an overweight to Invitation Homes, Inc. And an out‑of‑benchmark position in Apple Hospitality REIT Inc.

»   Security selection in the health care sector, including an out‑of‑benchmark position in Option Care Health Inc. and overweights to Humana Inc. and Jazz Pharmaceuticals Public Limited Company.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (November 1, 2014 through October 31, 2024) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class A Shares at NAV (excluding maximum sales charge)	25.98%	10.42%	8.81%

Class A Shares at maximum sales charge (Offering Price)	18.73%	9.12%	8.17%

Russell 3000® Index	37.86%	14.60%	12.44%

Russell Midcap® Value Index	34.03%	9.93%	8.43%

Lipper Mid‑Cap Value Funds Classification Average	28.70%	10.00%	8.00%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of October 31, 2024)

Fund net assets	$444,497,977

Total number of portfolio holdings	71

Portfolio turnover (%)	20%

Total management fees paid for the year	$3,405,899

What did the Fund invest in? (as of October 31, 2024)

How has the Fund changed?

•	Name change: Effective May 1, 2024, the Fund’s name changed from Nuveen Mid Cap Value Fund to Nuveen Mid Cap Value 1 Fund.

•	Fund merger: The Fund has been approved for merger into Nuveen Mid Cap Value Fund by the Funds’ Board of Directors/Trustees. Merger is pending shareholder approval.

•
Management fees: As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by February 28, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

670678853_AR_1024 4015313‑INV‑Y‑12/25 (A, C, I, R6)

3

Annual Shareholder Report October 31, 2024

Nuveen Mid Cap Value 1 Fund
(Formerly known as Nuveen Mid Cap Value Fund)
Class C Shares/FACSX

Annual Shareholder Report
This annual shareholder report contains important information about the Class C Shares of the Nuveen Mid Cap Value 1 Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information at
https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class C Shares	$213	1.89%

*	Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Mid Cap Value 1 Fund returned 25.06% for Class C Shares at net asset value (NAV) for the 12 months ended October 31, 2024. The Fund significantly underperformed the Russell Mid Cap Value Index, which returned 34.03%.

•  Top contributors to relative performance

»   Security selection in the industrials sector, led by an overweight to Parker-Hannifin Corporation.

»   An overweight to Jefferies Financial Group Inc.

•  Top detractors from relative performance

»   Security selection in the information technology sector, including an overweight to VeriSign, Inc.

»   Security selection in the real estate sector, including an overweight to Invitation Homes, Inc. And an out‑of‑benchmark position in Apple Hospitality REIT Inc.

»   Security selection in the health care sector, including an out‑of‑benchmark position in Option Care Health Inc. and overweights to Humana Inc. and Jazz Pharmaceuticals Public Limited Company.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (November 1, 2014 through October 31, 2024) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class C Shares at NAV (excluding maximum sales charge)	25.06%	9.59%	8.15%

Russell 3000® Index	37.86%	14.60%	12.44%

Russell Midcap® Value Index	34.03%	9.93%	8.43%

Lipper Mid‑Cap Value Funds Classification Average	28.70%	10.00%	8.00%
Class C Shares are subject to a contingent deferred sales charge if redeemed within 12 months of purchase, which will be reflected in total returns presented for less than one year.
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of October 31, 2024)

Fund net assets	$444,497,977

Total number of portfolio holdings	71

Portfolio turnover (%)	20%

Total management fees paid for the year	$3,405,899

What did the Fund invest in? (as of October 31, 2024)

How has the Fund changed?

•	Name change: Effective May 1, 2024, the Fund’s name changed from Nuveen Mid Cap Value Fund to Nuveen Mid Cap Value 1 Fund.

•	Fund merger: The Fund has been approved for merger into Nuveen Mid Cap Value Fund by the Funds’ Board of Directors/Trustees. Merger is pending shareholder approval.

•
Management fees: As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by February 28, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

670678333_AR_1024 4015313‑INV‑Y‑12/25 (A, C, I, R6)

3

Annual Shareholder Report October 31, 2024

Nuveen Mid Cap Value 1 Fund
(Formerly known as Nuveen Mid Cap Value Fund)
Class R6 Shares/FMVQX

Annual Shareholder Report
This annual shareholder report contains important information about the Class R6 Shares of the Nuveen Mid Cap Value 1 Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$86	0.76%

*	Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Mid Cap Value 1 Fund returned 26.47% for Class R6 Shares at net asset value (NAV) for the 12 months ended October 31, 2024. The Fund significantly underperformed the Russell Mid Cap Value Index, which returned 34.03%.

•  Top contributors to relative performance

»   Security selection in the industrials sector, led by an overweight to Parker-Hannifin Corporation.

»   An overweight to Jefferies Financial Group Inc.

•  Top detractors from relative performance

»   Security selection in the information technology sector, including an overweight to VeriSign, Inc.

»   Security selection in the real estate sector, including an overweight to Invitation Homes, Inc. And an out‑of‑benchmark position in Apple Hospitality REIT Inc.

»   Security selection in the health care sector, including an out‑of‑benchmark position in Option Care Health Inc. and overweights to Humana Inc. and Jazz Pharmaceuticals Public Limited Company.

1	continued>>

How did the Fund perform over the period since inception?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 20, 2018 through October 31, 2024) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	Since Inception (6/20/18)

Class R6 Shares at NAV	26.47%	10.85%	8.59%

Russell 3000® Index	37.86%	14.60%	13.05%

Russell Midcap® Value Index	34.03%	9.93%	8.42%

Lipper Mid‑Cap Value Funds Classification Average	28.70%	10.00%	7.87%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en-us/mutual-funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of October 31, 2024)

Fund net assets	$444,497,977

Total number of portfolio holdings	71

Portfolio turnover (%)	20%

Total management fees paid for the year	$3,405,899

What did the Fund invest in? (as of October 31, 2024)

How has the Fund changed?

•	Name change: Effective May 1, 2024, the Fund’s name changed from Nuveen Mid Cap Value Fund to Nuveen Mid Cap Value 1 Fund.

•	Fund merger: The Fund has been approved for merger into Nuveen Mid Cap Value Fund by the Funds’ Board of Directors/Trustees. Merger is pending shareholder approval.

•
Management fees: As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by February 28, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

670693555_AR_1024 4015313‑INV‑Y‑12/25 (A, C, I, R6)

3

Annual Shareholder Report October 31, 2024

Nuveen Mid Cap Value 1 Fund
(Formerly known as Nuveen Mid Cap Value Fund)
Class I Shares/FSEIX

Annual Shareholder Report
This annual shareholder report contains important information about the Class I Shares of the Nuveen Mid Cap Value 1 Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$101	0.89%

*	Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Mid Cap Value 1 Fund returned 26.33% for Class I Shares at net asset value (NAV) for the 12 months ended October 31, 2024. The Fund significantly underperformed the Russell Mid Cap Value Index, which returned 34.03%.

•  Top contributors to relative performance

»   Security selection in the industrials sector, led by an overweight to Parker-Hannifin Corporation.

»   An overweight to Jefferies Financial Group Inc.

•  Top detractors from relative performance

»   Security selection in the information technology sector, including an overweight to VeriSign, Inc.

»   Security selection in the real estate sector, including an overweight to Invitation Homes, Inc. And an out‑of‑benchmark position in Apple Hospitality REIT Inc.

»   Security selection in the health care sector, including an out‑of‑benchmark position in Option Care Health Inc. and overweights to Humana Inc. and Jazz Pharmaceuticals Public Limited Company.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (November 1, 2014 through October 31, 2024) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class I Shares at NAV	26.33%	10.70%	9.08%

Russell 3000® Index	37.86%	14.60%	12.44%

Russell Midcap® Value Index	34.03%	9.93%	8.43%

Lipper Mid‑Cap Value Funds Classification Average	28.70%	10.00%	8.00%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of October 31, 2024)

Fund net assets	$444,497,977

Total number of portfolio holdings	71

Portfolio turnover (%)	20%

Total management fees paid for the year	$3,405,899

What did the Fund invest in? (as of October 31, 2024)

How has the Fund changed?

•	Name change: Effective May 1, 2024, the Fund’s name changed from Nuveen Mid Cap Value Fund to Nuveen Mid Cap Value 1 Fund.

•	Fund merger: The Fund has been approved for merger into Nuveen Mid Cap Value Fund by the Funds’ Board of Directors/Trustees. Merger is pending shareholder approval.

•
Management fees: As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by February 28, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

670678663_AR_1024 4015313‑INV‑Y‑12/25 (A, C, I, R6)

3

Annual Shareholder Report October 31, 2024

Nuveen Small Cap Growth Opportunities Fund
Class A Shares/FRMPX

Annual Shareholder Report
This annual shareholder report contains important information about the Class A Shares of the Nuveen Small Cap Growth Opportunities Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information at
https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$143	1.21%

*	Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Small Cap Growth Opportunities Fund returned 35.95% for Class A Shares at net asset value (NAV) for the 12 months ended October 31, 2024. The Fund underperformed the Russell 2000 Growth Index, which returned 36.49%.

•  Top contributors to relative performance

»   Security selection in the financials sector, led by out‑of‑benchmark positions in Evercore Inc. and Shift4 Payments, Inc.

»   Security selection in the consumer staples sector, led by an overweight to e.l.f. Beauty, Inc.

»   Security selection in the information technology sector, led by overweights to Q2 Holdings, Inc., Commvault Systems, Inc. and Onto Innovation, Inc.

•  Top detractors from relative performance

»   Security selection in the consumer discretionary sector, including an overweight to Arhaus, Inc.

»   An overweight to Array Technologies Inc.

»   Security selection in the health care sector, including overweights to AtriCure, Inc. and SI‑BONE, Inc. and no exposure to Viking Therapeutics, Inc. earlier in the year when the shares rose sharply.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (November 1, 2014 through October 31, 2024) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class A Shares at NAV (excluding maximum sales charge)	35.95%	11.62%	9.73%

Class A Shares at maximum sales charge (Offering Price)	28.12%	10.31%	9.08%

Russell 3000® Index	37.86%	14.60%	12.44%

Russell 2000® Growth Index	36.49%	7.92%	8.15%

Lipper Small‑Cap Growth Funds Classification Average	34.18%	8.99%	9.12%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of October 31, 2024)

Fund net assets	$238,947,002

Total number of portfolio holdings	83

Portfolio turnover (%)	67%

Total management fees paid for the year	$1,785,554

What did the Fund invest in? (as of October 31, 2024)

How has the Fund changed?

•
Management fees: As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by February 28, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

670690767_AR_1024 4015317‑INV‑Y‑12/25 (A, I, R6)

3

Annual Shareholder Report October 31, 2024

Nuveen Small Cap Growth Opportunities Fund
Class R6 Shares/FMPFX

Annual Shareholder Report
This annual shareholder report contains important information about the Class R6 Shares of the Nuveen Small Cap Growth Opportunities Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information at
https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$97	0.82%

*	Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Small Cap Growth Opportunities Fund returned 36.41% for Class R6 Shares at net asset value (NAV) for the 12 months ended October 31, 2024. The Fund performed in line with the Russell 2000 Growth Index, which returned 36.49%.

•  Top contributors to relative performance

»   Security selection in the financials sector, led by out‑of‑benchmark positions in Evercore Inc. and Shift4 Payments, Inc.

»   Security selection in the consumer staples sector, led by an overweight to e.l.f. Beauty, Inc.

»   Security selection in the information technology sector, led by overweights to Q2 Holdings, Inc., Commvault Systems, Inc. and Onto Innovation, Inc.

•  Top detractors from relative performance

»   Security selection in the consumer discretionary sector, including an overweight to Arhaus, Inc.

»   An overweight to Array Technologies Inc.

»   Security selection in the health care sector, including overweights to AtriCure, Inc. and SI‑BONE, Inc. and no exposure to Viking Therapeutics, Inc. earlier in the year when the shares rose sharply.

1	continued>>

How did the Fund perform over the period since inception?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 30, 2016 through October 31, 2024) Initial Investment of $10,000

Average Annual Total Returns

	1-Year	5-Year	Since Inception (6/30/16)

Class R6 Shares at NAV	36.41%	12.08%	12.69%

Russell 3000® Index	37.86%	14.60%	14.22%

Russell 2000® Growth Index	36.49%	7.92%	9.78%

Lipper Small‑Cap Growth Funds Classification Average	34.18%	8.99%	11.06%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to https://www.nuveen.com/en-us/mutual-funds/prospectuses or call (800) 257-8787.

2	continued>>

Fund Statistics (as of October 31, 2024)

Fund net assets	$238,947,002

Total number of portfolio holdings	83

Portfolio turnover (%)	67%

Total management fees paid for the year	$1,785,554

What did the Fund invest in? (as of October 31, 2024)

How has the Fund changed?

•
Management fees: As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by February 28, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en-us/mutual-funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257-8787.

670693845_AR_1024 4015317‑INV‑Y‑12/25 (A, I, R6)

3

Annual Shareholder Report October 31, 2024

Nuveen Small Cap Growth Opportunities Fund
Class I Shares/FIMPX

Annual Shareholder Report
This annual shareholder report contains important information about the Class I Shares of the Nuveen Small Cap Growth Opportunities Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information at
https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$113	0.96%

*	Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Small Cap Growth Opportunities Fund returned 36.29% for Class I Shares at net asset value (NAV) for the 12 months ended October 31, 2024. The Fund performed in line with the Russell 2000 Growth Index, which returned 36.49%.

•  Top contributors to relative performance

»   Security selection in the financials sector, led by out‑of‑benchmark positions in Evercore Inc. and Shift4 Payments, Inc.

»   Security selection in the consumer staples sector, led by an overweight to e.l.f. Beauty, Inc.

»   Security selection in the information technology sector, led by overweights to Q2 Holdings, Inc., Commvault Systems, Inc. and Onto Innovation, Inc.

•  Top detractors from relative performance

»   Security selection in the consumer discretionary sector, including an overweight to Arhaus, Inc.

»   An overweight to Array Technologies Inc.

Security selection in the health care sector, including overweights to AtriCure, Inc. and SI‑BONE, Inc. and no exposure to Viking Therapeutics, Inc. earlier in the year when the shares rose sharply.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (November 1, 2014 through October 31, 2024) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class I Shares at NAV	36.29%	11.89%	10.00%

Russell 3000® Index	37.86%	14.60%	12.44%

Russell 2000® Growth Index	36.49%	7.92%	8.15%

Lipper Small‑Cap Growth Funds Classification Average	34.18%	8.99%	9.12%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of October 31, 2024)

Fund net assets	$238,947,002

Total number of portfolio holdings	83

Portfolio turnover (%)	67%

Total management fees paid for the year	$1,785,554

What did the Fund invest in? (as of October 31, 2024)

How has the Fund changed?

•
Management fees: As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by February 28, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectusesor upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

670690817_AR_1024 4015317‑INV‑Y‑12/25 (A, I, R6)

3

Annual Shareholder Report October 31, 2024

Nuveen Small Cap Select Fund
Class A Shares/EMGRX

Annual Shareholder Report
This annual shareholder report contains important information about the Class A Shares of the Nuveen Small Cap Select Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$142	1.22%

*	Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Small Cap Select Fund returned 33.25% for Class A Shares at net asset value (NAV) for the 12 months ended October 31, 2024. The Fund underperformed the Russell 2000 Index, which returned 34.07%.

•  Top contributors to relative performance

»   Security selection in the information technology sector, led by overweights to Q2 Holdings, Inc., Commvault Systems, Inc. and Semtech Corporation.

»   Security selection in the financials sector, led by an out‑of‑benchmark position in Evercore Inc. and an overweight to Piper Sandler Companies.

»   Security selection in the industrials sector, led by overweights to Atmus Filtration Technologies, Inc. and SPX Technologies, Inc.

•  Top detractors from relative performance

»   Security selection in the consumer discretionary sector, including overweights to Dana Incorporated, Topgolf Callaway Brands Corp. and Arhaus, Inc.

»   Security selection in the health care sector, including overweights to AtriCure, Inc., Progyny Inc. and SI‑BONE, Inc.

»   An overweight to Array Technologies Inc. in the industrials sector.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (November 1, 2014 through October 31, 2024) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class A Shares at NAV (excluding maximum sales charge)	33.25%	10.45%	9.15%

Class A Shares at maximum sales charge (Offering Price)	25.54%	9.15%	8.50%

Russell 3000® Index	37.86%	14.60%	12.44%

Russell 2000® Index	34.07%	8.50%	7.94%

Lipper Small‑Cap Core Funds Classification Average	30.01%	9.31%	7.83%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of October 31, 2024)

Fund net assets	$144,686,098

Total number of portfolio holdings	89

Portfolio turnover (%)	56%

Total management fees paid for the year	$965,069

What did the Fund invest in? (as of October 31, 2024)

How has the Fund changed?

•
Management fees: As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by February 28, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

670690833_AR_1024 4015314‑INV‑Y‑12/25 (A, I, R6)

3

Annual Shareholder Report October 31, 2024

Nuveen Small Cap Select Fund
Class R6 Shares/ASEFX

Annual Shareholder Report
This annual shareholder report contains important information about the Class R6 Shares of the Nuveen Small Cap Select Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$99	0.85%

*	Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Small Cap Select Fund returned 33.72% for Class R6 Shares at net asset value (NAV) for the 12 months ended October 31, 2024. The Fund underperformed the Russell 2000 Index, which returned 34.07%.

•  Top contributors to relative performance

»   Security selection in the information technology sector, led by overweights to Q2 Holdings, Inc., Commvault Systems, Inc. and Semtech Corporation.

»   Security selection in the financials sector, led by an out‑of‑benchmark position in Evercore Inc. and an overweight to Piper Sandler Companies.

»   Security selection in the industrials sector, led by overweights to Atmus Filtration Technologies, Inc. and SPX Technologies, Inc.

•  Top detractors from relative performance

»   Security selection in the consumer discretionary sector, including overweights to Dana Incorporated, Topgolf Callaway Brands Corp. and Arhaus, Inc.

»   Security selection in the health care sector, including overweights to AtriCure, Inc., Progyny Inc. and SI‑BONE, Inc.

»   An overweight to Array Technologies Inc. in the industrials sector.

1	continued>>

How did the Fund perform over the period since inception?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (February 28, 2018 through October 31, 2024) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	Since Inception (2/28/18)

Class R6 Shares at NAV	33.72%	10.88%	9.25%

Russell 3000® Index	37.86%	14.60%	13.05%

Russell 2000® Index	34.07%	8.50%	7.20%

Lipper Small‑Cap Core Funds Classification Average	30.01%	9.31%	7.60%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of October 31, 2024)

Fund net assets	$144,686,098

Total number of portfolio holdings	89

Portfolio turnover (%)	56%

Total management fees paid for the year	$965,069

What did the Fund invest in? (as of October 31, 2024)

How has the Fund changed?

•
Management fees: As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by February 28, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

670693563_AR_1024 4015314‑INV‑Y‑12/25 (A, I, R6)

3

Annual Shareholder Report October 31, 2024

Nuveen Small Cap Select Fund
Class I Shares/ARSTX

Annual Shareholder Report
This annual shareholder report contains important information about the Class I Shares of the Nuveen Small Cap Select Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information at
https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$112	0.96%

*	Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Small Cap Select Fund returned 33.60% for Class I Shares at net asset value (NAV) for the 12 months ended October 31, 2024. The Fund underperformed the Russell 2000 Index, which returned 34.07%.

•  Top contributors to relative performance

»   Security selection in the information technology sector, led by overweights to Q2 Holdings, Inc., Commvault Systems, Inc. and Semtech Corporation.

»   Security selection in the financials sector, led by an out‑of‑benchmark position in Evercore Inc. and an overweight to Piper Sandler Companies.

»   Security selection in the industrials sector, led by overweights to Atmus Filtration Technologies, Inc. and SPX Technologies, Inc.

•  Top detractors from relative performance

»   Security selection in the consumer discretionary sector, including overweights to Dana Incorporated, Topgolf Callaway Brands Corp. and Arhaus, Inc.

»   Security selection in the health care sector, including overweights to AtriCure, Inc., Progyny Inc. and SI‑BONE, Inc.

»   An overweight to Array Technologies Inc. in the industrials sector.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (November 1, 2014 through October 31, 2024) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class I Shares at NAV	33.60%	10.75%	9.42%

Russell 3000® Index	37.86%	14.60%	12.44%

Russell 2000® Index	34.07%	8.50%	7.94%

Lipper Small‑Cap Core Funds Classification Average	30.01%	9.31%	7.83%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of October 31, 2024)

Fund net assets	$144,686,098

Total number of portfolio holdings	89

Portfolio turnover (%)	56%

Total management fees paid for the year	$965,069

What did the Fund invest in? (as of October 31, 2024)

How has the Fund changed?

•
Management fees: As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by February 28, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

670690874_AR_1024 4015314‑INV‑Y‑12/25 (A, I, R6)

3

Annual Shareholder Report October 31, 2024

Nuveen Small Cap Value Fund
Class A Shares/FSCAX

Annual Shareholder Report
This annual shareholder report contains important information about the Class A Shares of the Nuveen Small Cap Value Fund for the period of November 1, 2023 to October 31, 2024.You can find additional information at
https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$138	1.20%

*	Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Small Cap Value Fund returned 29.64% for Class A Shares at net asset value (NAV) for the 12 months ended October 31, 2024. The Fund underperformed the Russell 2000 Value Index, which returned 31.77%.

•  Top contributors to relative performance

»   Security selection in the financials sector, led by overweights to Piper Sandler Companies and Heartland Financial USA Inc., and an out‑of‑benchmark position in Stifel Financial Corp.

»   An out‑of‑benchmark position in Q2 Holdings, Inc.

»   Security selection in the consumer staples sector, led by an overweight to Primo Water Corporation.

•  Top detractors from relative performance

»   Security selection in the health care sector, including an out‑of‑benchmark position in Acadia Healthcare Company, Inc. and an overweight to Option Care Health Inc.

»   Security selection in the real estate sector, including an overweight to Kennedy-Wilson Holdings, Inc

»   Security selection in the consumer discretionary sector, including overweights to Dine Brands Global, Inc. and Dana Incorporated and an out‑of‑benchmark position in Marriott Vacations Worldwide Corporation.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (November 1, 2014 through October 31, 2024) Initial Investment of $10,000

Average Annual Total Returns

	1-Year	5-Year	10-Year

Class A Shares at NAV (excluding maximum sales charge)	29.64%	7.48%	6.51%

Class A Shares at maximum sales charge (Offering Price)	22.17%	6.22%	5.88%

Russell 3000® Index	37.86%	14.60%	12.44%

Russell 2000® Value Index	31.77%	8.42%	7.33%

Lipper Small‑Cap Value Funds Classification Average	28.37%	10.80%	7.52%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en-us/mutual-funds/prospectuses or call (800) 257-8787.

2	continued>>

Fund Statistics (as of October 31, 2024)

Fund net assets	$418,622,657

Total number of portfolio holdings	84

Portfolio turnover (%)	23%

Total management fees paid for the year	$3,479,461

What did the Fund invest in? (as of October 31, 2024)

How has the Fund changed?

•
Management fees: As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by February 28, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en-us/mutual-funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257-8787.

670678309_AR_1024 4015311‑INV‑Y‑12/25 (A, C, I, R6)

3

Annual Shareholder Report October 31, 2024

Nuveen Small Cap Value Fund
Class C Shares/FSCVX

Annual Shareholder Report
This annual shareholder report contains important information about the Class C Shares of the Nuveen Small Cap Value Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class C Shares	$223	1.95%

*	Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Small Cap Value Fund returned 28.65% for Class C Shares at net asset value (NAV) for the 12 months ended October 31, 2024. The Fund underperformed the Russell 2000 Value Index, which returned 31.77%.

•  Top contributors to relative performance

»   Security selection in the financials sector, led by overweights to Piper Sandler Companies and Heartland Financial USA Inc., and an out‑of‑benchmark position in Stifel Financial Corp.

»   An out‑of‑benchmark position in Q2 Holdings, Inc.

»   Security selection in the consumer staples sector, led by an overweight to Primo Water Corporation.

•  Top detractors from relative performance

»   Security selection in the health care sector, including an out‑of‑benchmark position in Acadia Healthcare Company, Inc. and an overweight to Option Care Health Inc.

»   Security selection in the real estate sector, including an overweight to Kennedy-Wilson Holdings, Inc.

»   Security selection in the consumer discretionary sector, including overweights to Dine Brands Global, Inc. and Dana Incorporated and an out‑of‑benchmark position in Marriott Vacations Worldwide Corporation.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (November 1, 2014 through October 31, 2024) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class C Shares at NAV (excluding maximum sales charge)	28.65%	6.66%	5.87%

Russell 3000® Index	37.86%	14.60%	12.44%

Russell 2000® Value Index	31.77%	8.42%	7.33%

Lipper Small‑Cap Value Funds Classification Average	28.37%	10.80%	7.52%
Class C Shares are subject to a contingent deferred sales charge if redeemed within 12 months of purchase, which will be reflected in total returns presented for less than one year.
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of October 31, 2024)

Fund net assets	$418,622,657

Total number of portfolio holdings	84

Portfolio turnover (%)	23%

Total management fees paid for the year	$3,479,461

What did the Fund invest in? (as of October 31, 2024)

How has the Fund changed?

•
Management fees: As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by February 28, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectusesor upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

670678341_AR_1024 4015311‑INV‑Y‑12/25 (A, C, I, R6)

3

Annual Shareholder Report October 31, 2024

Nuveen Small Cap Value Fund
Class R6 Shares/FSCWX

Annual Shareholder Report
This annual shareholder report contains important information about the Class R6 Shares of the Nuveen Small Cap Value Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$91	0.79%

*	Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Small Cap Value Fund returned 30.14% for Class R6 Shares at net asset value (NAV) for the 12 months ended October 31, 2024. The Fund underperformed the Russell 2000 Value Index, which returned 31.77%.

•  Top contributors to relative performance

»   Security selection in the financials sector, led by overweights to Piper Sandler Companies and Heartland Financial USA Inc., and an out‑of‑benchmark position in Stifel Financial Corp.

»   An out‑of‑benchmark position in Q2 Holdings, Inc.

»   Security selection in the consumer staples sector, led by an overweight to Primo Water Corporation.

•  Top detractors from relative performance

»   Security selection in the health care sector, including an out‑of‑benchmark position in Acadia Healthcare Company, Inc. and an overweight to Option Care Health Inc.

»   Security selection in the real estate sector, including an overweight to Kennedy-Wilson Holdings, Inc.

»   Security selection in the consumer discretionary sector, including overweights to Dine Brands Global, Inc. and Dana Incorporated and an out‑of‑benchmark position in Marriott Vacations Worldwide Corporation.

1	continued>>

How did the Fund perform over the period since inception?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 30, 2016 through October 31, 2024) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	Since Inception (6/30/16)

Class R6 Shares at NAV	30.14%	7.92%	6.81%

Russell 3000® Index	37.86%	14.60%	14.22%

Russell 2000® Value Index	31.77%	8.42%	8.80%

Lipper Small‑Cap Value Funds Classification Average	28.37%	10.80%	9.42%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of October 31, 2024)

Fund net assets	$418,622,657

Total number of portfolio holdings	84

Portfolio turnover (%)	23%

Total management fees paid for the year	$3,479,461

What did the Fund invest in? (as of October 31, 2024)

How has the Fund changed?

•
Management fees: As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by February 28, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

670693837_AR_1024 4015311‑INV‑Y‑12/25 (A, C, I, R6)

3

Annual Shareholder Report October 31, 2024

Nuveen Small Cap Value Fund
Class I Shares/FSCCX

Annual Shareholder Report
This annual shareholder report contains important information about the Class I Shares of the Nuveen Small Cap Value Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information at
https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$109	0.95%

*	Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Small Cap Value Fund returned 29.97% for Class I Shares at net asset value (NAV) for the 12 months ended October 31, 2024. The Fund underperformed the Russell 2000 Value Index, which returned 31.77%.

•  Top contributors to relative performance

»   Security selection in the financials sector, led by overweights to Piper Sandler Companies and Heartland Financial USA Inc., and an out‑of‑benchmark position in Stifel Financial Corp.

»   An out‑of‑benchmark position in Q2 Holdings, Inc.

»   Security selection in the consumer staples sector, led by an overweight to Primo Water Corporation.

•  Top detractors from relative performance

»   Security selection in the health care sector, including an out‑of‑benchmark position in Acadia Healthcare Company, Inc. and an overweight to Option Care Health Inc.

»   Security selection in the real estate sector, including an overweight to Kennedy-Wilson Holdings, Inc.

»   Security selection in the consumer discretionary sector, including overweights to Dine Brands Global, Inc. and Dana Incorporated and an out‑of‑benchmark position in Marriott Vacations Worldwide Corporation.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (November 1, 2014 through October 31, 2024) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class I Shares at NAV	29.97%	7.75%	6.77%

Russell 3000® Index	37.86%	14.60%	12.44%

Russell 2000® Value Index	31.77%	8.42%	7.33%

Lipper Small‑Cap Value Funds Classification Average	28.37%	10.80%	7.52%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of October 31, 2024)

Fund net assets	$418,622,657

Total number of portfolio holdings	84

Portfolio turnover (%)	23%

Total management fees paid for the year	$3,479,461

What did the Fund invest in? (as of October 31, 2024)

How has the Fund changed?

•
Management fees: As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by February 28, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

670678200_AR_1024 4015311‑INV‑Y‑12/25 (A, C, I, R6)

3

Item 2.	Code of Ethics.

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. There were no amendments to or waivers from the code during the period covered by this report. Upon request, a copy of the registrant’s code of ethics is available without charge by calling 800-257-8787.

Item 3.	Audit Committee Financial Expert.

As of the end of the period covered by this report, the registrant’s Board of Directors or Trustees (“Board”) had determined that the registrant has at least one “audit committee financial expert” (as defined in Item 3 of Form N-CSR) serving on its Audit Committee. The members of the registrant’s audit committee that have been designated as audit committee financial experts are Joseph A. Boateng, Albin F. Moschner, John K. Nelson, Loren M. Starr and Robert L. Young, who are “independent” for purposes of Item 3 of Form N-CSR.

Mr. Boateng has served as the Chief Investment Officer for Casey Family Programs since 2007. He was previously Director of U.S. Pension Plans for Johnson & Johnson from 2002-2006. Mr. Boateng is a board member of the Lumina Foundation and Waterside School, an emeritus board member of Year Up Puget Sound, member of the Investment Advisory Committee and former Chair for the Seattle City Employees’ Retirement System, and an Investment Committee Member for The Seattle Foundation. Mr. Boateng previously served on the Board of Trustees for the College Retirement Equities Fund (2018-2023) and on the Management Committee for TIAA Separate Account VA-1 (2019-2023).

Mr. Moschner is a consultant in the wireless industry and, in July 2012, founded Northcroft Partners, LLC, a management consulting firm that provides operational, management and governance solutions. Prior to founding Northcroft Partners, LLC, Mr. Moschner held various positions at Leap Wireless International, Inc., a provider of wireless services, where he was as a consultant from February 2011 to July 2012, Chief Operating Officer from July 2008 to February 2011, and Chief Marketing Officer from August 2004 to June 2008. Before he joined Leap Wireless International, Inc., Mr. Moschner was President of the Verizon Card Services division of Verizon Communications, Inc. from 2000 to 2003, and President of One Point Services at One Point Communications from 1999 to 2000. Mr. Moschner also served at Zenith Electronics Corporation as Director, President and Chief Executive Officer from 1995 to 1996, and as Director, President and Chief Operating Officer from 1994 to 1995.

Mr. Nelson formerly served on the Board of Directors of Core12, LLC from 2008 to 2023, a private firm which develops branding, marketing, and communications strategies for clients. Mr. Nelson has extensive experience in global banking and markets, having served in several senior executive positions with ABN AMRO Holdings N.V. and its affiliated entities and predecessors, including LaSalle Bank Corporation from 1996 to 2008, ultimately serving as Chief Executive Officer of ABN AMRO N.V. North America. During his tenure at the bank, he also served as Global Head of its Financial Markets Division, which encompassed the bank’s Currency, Commodity, Fixed Income, Emerging Markets, and Derivatives businesses. He was a member of the Foreign Exchange Committee of the Federal Reserve Bank of the United States and during his tenure with ABN AMRO served as the bank’s representative on various committees of The Bank of Canada, European Central Bank, and The Bank of England. Mr. Nelson previously served as a senior, external advisor to the financial services practice of Deloitte Consulting LLP. (2012-2014).

Mr. Starr was Vice Chair, Senior Managing Director from 2020 to 2021, and Chief Financial Officer, Senior Managing Director from 2005 to 2020, for Invesco Ltd. Mr. Starr is also a Director and member of the Audit Committee for AMG. He is former Chair and member of the Board of Directors, Georgia Leadership Institute for School Improvement (GLISI); former Chair and member of the Board of Trustees, Georgia Council on Economic Education (GCEE). Mr. Starr previously served on the Board of Trustees for the College Retirement Equities Fund and on the Management Committee for TIAA Separate Account VA-1 (2022-2023).

Mr. Young has more than 30 years of experience in the investment management industry. From 1997 to 2017, he held various positions with J.P. Morgan Investment Management Inc. (“J.P. Morgan Investment”) and its affiliates (collectively, “J.P. Morgan”). Most recently, he served as Chief Operating Officer and Director of J.P. Morgan Investment (from 2010 to 2016) and as President and Principal Executive Officer of the J.P. Morgan Funds (from 2013 to 2016). As Chief Operating Officer of J.P. Morgan Investment, Mr. Young led service, administration and business platform support activities for J.P. Morgan’s domestic retail mutual fund and institutional commingled and separate account businesses and co-led these activities for J.P. Morgan’s global retail and institutional investment management businesses. As President of the J.P. Morgan Funds, Mr. Young interacted with various service providers to these funds, facilitated the relationship between such funds and their boards, and was directly involved in establishing board agendas, addressing regulatory matters, and establishing policies and procedures. Before joining J.P. Morgan, Mr. Young, a former Certified Public Accountant (CPA), was a Senior Manager (Audit) with Deloitte & Touche LLP (formerly, Touche Ross LLP), where he was employed from 1985 to 1996. During his tenure there, he actively participated in creating, and ultimately led, the firm’s midwestern mutual fund practice.

Item 4.	Principal Accountant Fees and Services.

The following tables show the amount of fees that PricewaterhouseCoopers, the Funds’ auditor, billed to the Funds during the Funds’ last two full fiscal years. The Audit Committee approved in advance all audit services and non-audit services that PricewaterhouseCoopers provided to the Funds, except for those non-audit services that were subject to the pre-approval exception under Rule 2-01 of Regulation S-X (the “pre-approval exception”). The pre-approval exception for services provided directly to the Funds waives the pre-approval requirement for services other than audit, review or attest services if: (A) the aggregate amount of all such services provided constitutes no more than 5% of the total amount of revenues paid by the Funds during the fiscal year in which the services are provided; (B) the Funds did not recognize the services as non-audit services at the time of the engagement; and (C) the services are promptly brought to the Audit Committee’s attention, and the Committee (or its delegate) approves the services before the audit is completed.

The Audit Committee has delegated certain pre-approval responsibilities to its Chair (or, in his absence, any other member of the Audit Committee).

Fiscal Year Ended October 31, 2024	Audit Fees Billed to Funds[1]	Audit-Related Fees Billed to Funds[2]	Tax Fees Billed to Funds[3]	All Other Fees Billed to Funds[4]
Nuveen Dividend Value Fund	$17,545	$0	$3,200	$0

Nuveen Mid Cap Growth Opportunities Fund	$17,545	$0	$500	$0

Nuveen Small Cap Value Fund	$17,545	$0	$2,500	$0

Nuveen Mid Cap Value 1 Fund[5]	$17,545	$0	$0	$0

Nuveen Small Cap Growth Opportunities Fund	$17,545	$0	$500	$0

Nuveen Small Cap Select Fund	$17,545	$0	$500	$0

Nuveen Large Cap Select Fund	$17,545	$0	$2,000	$0

Total	$122,815	$0	$9,200	$0

1

“Audit Fees” are the aggregate fees billed for professional services for the audit of the Fund’s annual financial statements and services provided in connection with statutory and regulatory filings or engagements.

2

“Audit-Related Fees” are the aggregate fees billed for assurance and related services reasonably related to the performance of the audit or review of financial statements that are not reported under “Audit Fees”. These fees include offerings related to the Fund’s common shares and leverage.

3

“Tax Fees” are the aggregate fees billed for professional services for tax advice, tax compliance, and tax planning. These fees include: all global withholding tax services; excise and state tax reviews; capital gain, tax equalization and taxable basis calculations performed by the principal accountant.

4

“All Other Fees” are the aggregate fees billed for products and services other than “Audit Fees”, “Audit-Related Fees” and “Tax Fees”. These fees represent all “Agreed-Upon Procedures” engagements pertaining to the Fund’s use of leverage.

5	Formerly known as Nuveen Mid Cap Value Fund.

	Percentage Approved Pursuant to Pre-approval Exception
Fiscal Year Ended October 31, 2024	Audit Fees Billed to Funds	Audit-Related Fees Billed to Funds	Tax Fees Billed to Funds	All Other Fees Billed to Funds
Nuveen Dividend Value Fund	0%	0%	0%	0%

Nuveen Mid Cap Growth Opportunities Fund	0%	0%	0%	0%

Nuveen Small Cap Value Fund	0%	0%	0%	0%

Nuveen Mid Cap Value 1 Fund	0%	0%	0%	0%

	Percentage Approved Pursuant to Pre-approval Exception
Fiscal Year Ended October 31, 2024	Audit Fees Billed to Funds	Audit-Related Fees Billed to Funds	Tax Fees Billed to Funds	All Other Fees Billed to Funds

Nuveen Small Cap Growth Opportunities Fund	0%	0%	0%	0%

Nuveen Small Cap Select Fund	0%	0%	0%	0%

Nuveen Large Cap Select Fund	0%	0%	0%	0%

Fiscal Year Ended October 31, 2023	Audit Fees Billed to Funds[1]	Audit-Related Fees Billed to Funds[2]	Tax Fees Billed to Funds[3]	All Other Fees Billed to Funds[4]
Nuveen Dividend Value Fund	$17,470	$0	$3,700	$0

Nuveen Mid Cap Growth Opportunities Fund	$17,470	$0	$500	$0

Nuveen Small Cap Value Fund	$17,470	$0	$500	$0

Nuveen Mid Cap Value 1 Fund[5]	$17,470	$0	$2,000	$0

Nuveen Small Cap Growth Opportunities Fund	$17,470	$0	$500	$0

Nuveen Small Cap Select Fund	$17,470	$0	$500	$0

Nuveen Large Cap Select Fund	$17,470	$0	$2,500	$0

Total	$122,290	$0	$10,200	$0

1

“Audit Fees” are the aggregate fees billed for professional services for the audit of the Fund’s annual financial statements and services provided in connection with statutory and regulatory filings or engagements.

2

“Audit-Related Fees” are the aggregate fees billed for assurance and related services reasonably related to the performance of the audit or review of financial statements that are not reported under “Audit Fees”. These fees include offerings related to the Fund’s common shares and leverage.

3

“Tax Fees” are the aggregate fees billed for professional services for tax advice, tax compliance, and tax planning. These fees include: all global withholding tax services; excise and state tax reviews; capital gain, tax equalization and taxable basis calculations performed by the principal accountant.

4

“All Other Fees” are the aggregate fees billed for products and services other than “Audit Fees”, “Audit-Related Fees” and “Tax Fees”. These fees represent all “Agreed-Upon Procedures” engagements pertaining to the Fund’s use of leverage.

5	Formerly known as Nuveen Mid Cap Value Fund.

	Percentage Approved Pursuant to Pre-approval Exception
Fiscal Year Ended October 31, 2023	Audit Fees Billed to Funds	Audit-Related Fees Billed to Funds	Tax Fees Billed to Funds	All Other Fees Billed to Funds
Nuveen Dividend Value Fund	0%	0%	0%	0%

Nuveen Mid Cap Growth Opportunities Fund	0%	0%	0%	0%

Nuveen Small Cap Value Fund	0%	0%	0%	0%

Nuveen Mid Cap Value 1 Fund	0%	0%	0%	0%

Nuveen Small Cap Growth Opportunities Fund	0%	0%	0%	0%

Nuveen Small Cap Select Fund	0%	0%	0%	0%

Nuveen Large Cap Select Fund	0%	0%	0%	0%

Fiscal Year Ended October 31, 2024	Audit-Related Fees Billed to Adviser and Affiliated Fund Service Providers	Tax Fees Billed to Adviser and Affiliated Fund Service Providers	All Other Fees Billed to Adviser and Affiliated Fund Service Providers
Nuveen Investment Funds, Inc.	$0	$0	$0

	Percentage Approved Pursuant to Pre-approval Exception
	Audit-Related Fees Billed to Adviser and Affiliated Fund Service Providers	Tax Fees Billed to Adviser and Affiliated Fund Service Providers	All Other Fees Billed to Adviser and Affiliated Fund Service Providers
	0%	0%	0%

Fiscal Year Ended October 31, 2023	Audit-Related Fees Billed to Adviser and Affiliated Fund Service Providers	Tax Fees Billed to Adviser and Affiliated Fund Service Providers	All Other Fees Billed to Adviser and Affiliated Fund Service Providers
Nuveen Investment Funds, Inc.	$0	$0	$0

	Percentage Approved Pursuant to Pre-approval Exception
	Audit-Related Fees Billed to Adviser and Affiliated Fund Service Providers	Tax Fees Billed to Adviser and Affiliated Fund Service Providers	All Other Fees Billed to Adviser and Affiliated Fund Service Providers
	0%	0%	0%

Fiscal Year Ended October 31, 2024	Total Non-Audit Fees Billed to Fund	Total Non-Audit Fees Billed to Adviser and Affiliated Fund Service Providers (engagements related directly to the operations and financial reporting of the Trust)	Total Non-Audit Fees Billed to Adviser and Affiliated Fund Service Providers (all other engagements)	Total
Nuveen Dividend Value Fund	$3,200	$0	$0	$3,200

Nuveen Mid Cap Growth Opportunities Fund	$500	$0	$0	$500

Nuveen Small Cap Value Fund	$2,500	$0	$0	$2,500

Nuveen Mid Cap Value 1 Fund	$0	$0	$0	$0

Nuveen Small Cap Growth Opportunities Fund	$500	$0	$0	$500

Nuveen Small Cap Select Fund	$500	$0	$0	$500

Nuveen Large Cap Select Fund	$2,000	$0	$0	$2,000

Total	$9,200	$0	$0	$9,200

“Non-Audit Fees billed to Fund” for both fiscal year ends represent “Tax Fees” and “All Other Fees” billed to Fund in their respective amounts from the previous table.

Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

Fiscal Year Ended October 31, 2023	Total Non-Audit Fees Billed to Fund	Total Non-Audit Fees Billed to Adviser and Affiliated Fund Service Providers (engagements related directly to the operations and financial reporting of the Trust)	Total Non-Audit Fees Billed to Adviser and Affiliated Fund Service Providers (all other engagements)	Total
Nuveen Dividend Value Fund	$3,700	$0	$0	$3,700

Nuveen Mid Cap Growth Opportunities Fund	$500	$0	$0	$500

Nuveen Small Cap Value Fund	$500	$0	$0	$500

Nuveen Mid Cap Value 1 Fund	$2,000	$0	$0	$2,000

Nuveen Small Cap Growth Opportunities Fund	$500	$0	$0	$500

Nuveen Small Cap Select Fund	$500	$0	$0	$500

Nuveen Large Cap Select Fund	$2,500	$0	$0	$2,500

Total	$10,200	$0	$0	$10,200

“Non-Audit Fees billed to Fund” for both fiscal year ends represent “Tax Fees” and “All Other Fees” billed to Fund in their respective amounts from the previous table.

Audit Committee Pre-Approval Policies and Procedures. Generally, the Audit Committee must approve (i) all non-audit services to be performed for the Funds by the Funds’ independent accountant and (ii) all audit and non-audit services to be performed by the Funds’ independent accountant for the Affiliated Fund Service Providers with respect to the operations and financial reporting of the Funds. Regarding tax and research projects conducted by the independent accountant for the Funds and Affiliated Fund Service Providers (with respect to operations and financial reports of the Trust), such engagements will be (i) pre-approved by the Audit Committee if they are expected to be for amounts greater than $10,000; (ii) reported to the Audit Committee Chair for his verbal approval prior to engagement if they are expected to be for amounts under $10,000 but greater than $5,000; and (iii) reported to the Audit Committee at the next Audit Committee meeting if they are expected to be for an amount under $5,000.

Item 4(i) and Item 4(j) are not applicable to the registrant.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to this registrant.

Item 6.	Investments.

(a)	Schedule of Investments is included as part of the financial statements filed under Item 7 of this Form N-CSR.

(b)	Not applicable.

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

other information
Year Ended
Financial statements and
October 31, 2024
The information contained herein includes the financial statements and certain other information as required by Items 7-11 of Form N-CSR.
Fund Name Class A Class C Class R6 Class I
Nuveen Dividend Value Fund FFEIX FFECX FFEFX FAQIX
Nuveen Large Cap Select Fund FLRAX FLYCX — FLRYX
Nuveen Mid Cap Growth Opportunities Fund FRSLX — FMEFX FISGX
Nuveen Mid Cap Value 1 Fund FASEX FACSX FMVQX FSEIX
Nuveen Small Cap Growth Opportunities Fund FRMPX — FMPFX FIMPX
Nuveen Small Cap Select Fund EMGRX — ASEFX ARSTX
Nuveen Small Cap Value Fund FSCAX FSCVX FSCWX FSCCX

Table
of Contents
Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies 3
Report of Independent Registered Public Accounting Firm 4
Portfolios of Investments 5
Statement of Assets and Liabilities 27
Statement of Operations 31
Statement of Changes in Net Assets 33
Financial Highlights 38
Notes to Financial Statements 52
Important Tax Information 66
Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies 68
Item 9. Proxy Disclosures for Open-End Management Investment Companies 69
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies 70
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract 71

Item 7. Financial Statements and Financial
Highlights for Open-End Management
Investment Companies

Report of Independent Registered
Public Accounting Firm
To the Board of Directors of Nuveen Investment Funds, Inc. and Shareholders of Nuveen Dividend Value Fund, Nuveen
Large Cap Select Fund, Nuveen Mid Cap Growth Opportunities Fund, Nuveen Mid Cap Value 1 Fund, Nuveen Small
Cap Growth Opportunities Fund, Nuveen Small Cap Select Fund and Nuveen Small Cap Value Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of
Nuveen Dividend Value Fund, Nuveen Large Cap Select Fund, Nuveen Mid Cap Growth Opportunities Fund, Nuveen
Mid Cap Value 1 Fund, Nuveen Small Cap Growth Opportunities Fund, Nuveen Small Cap Select Fund and Nuveen
Small Cap Value Fund (seven of the funds constituting Nuveen Investment Funds, Inc., hereafter collectively referred to as the "Funds") as of October 31, 2024, the related statements of operations for the year ended October 31, 2024, the statements of changes in net assets for each of the two years in the period ended October 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of October 31, 2024, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended October 31, 2024 and each of the financial highlights for each of the five years in the period ended October 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public
Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2024 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/ PricewaterhouseCoopers LLP
Chicago, Illinois
December 26, 2024
We have served as the auditor of one or more investment companies in Nuveen Funds since 2002.

Portfolio of Investments October 31, 2024
Dividend Value
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 99.7%
3249594805 COMMON STOCKS - 99 .7% 3249594805
BANKS - 5.7%
911,428 Bank of America Corp $ 38,115,919
1,104,652 Citigroup Inc 70,885,519
1,202,760 Wells Fargo & Co 78,083,179
TOTAL BANKS 187,084,617
CAPITAL GOODS - 14.3%
233,754 Dover Corp 44,256,645
130,618 Eaton Corp PLC 43,310,317
518,875 Emerson Electric Co 56,178,596
260,405 Honeywell International Inc 53,560,100
84,989 Hubbell Inc 36,292,853
185,536 ITT Inc 25,997,304
299,156 Johnson Controls International plc 22,601,236
428,630 nVent Electric PLC 31,962,939
90,870 Parker-Hannifin Corp 57,617,941
188,450 Regal Rexnord Corp 31,384,463
66,955 Trane Technologies PLC 24,784,063
197,785 Westinghouse Air Brake Technologies Corp 37,179,624
TOTAL CAPITAL GOODS 465,126,081
COMMERCIAL & PROFESSIONAL SERVICES - 1.1%
160,588 Waste Management Inc 34,662,920
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 34,662,920
CONSUMER SERVICES - 0.8%
175,454 (a) Expedia Group Inc 27,425,215
TOTAL CONSUMER SERVICES 27,425,215
CONSUMER STAPLES DISTRIBUTION & RETAIL - 0.8%
168,293 Target Corp 25,250,682
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 25,250,682
ENERGY - 6.6%
462,231 ConocoPhillips 50,632,784
267,528 Diamondback Energy Inc 47,290,924
2,341,571 Permian Resources Corp 31,915,613
659,924 Shell PLC, ADR 44,577,866
302,033 Valero Energy Corp 39,191,802
TOTAL ENERGY 213,608,989
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 7.8%
331,725 Crown Castle Inc 35,657,120
190,952 EastGroup Properties Inc 32,706,258
189,872 Extra Space Storage Inc 31,006,098
2,037,189 Kimco Realty Corp 48,322,123
461,440 Prologis Inc 52,115,034
1,718,693 VICI Properties Inc 54,585,690
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 254,392,323
FINANCIAL SERVICES - 6.2%
442,537 Fidelity National Information Services Inc 39,708,845
271,823 Intercontinental Exchange Inc 42,369,051
323,440 KKR & Co Inc 44,712,346
624,560 Synchrony Financial 34,438,238
138,614 Visa Inc, Class A 40,177,268
TOTAL FINANCIAL SERVICES 201,405,748
FOOD, BEVERAGE & TOBACCO - 4.9%
547,597 Mondelez International Inc, Class A 37,499,443
231,076 PepsiCo Inc 38,377,102
625,452 Philip Morris International Inc 82,997,480
TOTAL FOOD, BEVERAGE & TOBACCO 158,874,025

Portfolio of Investments October 31, 2024
(continued)
Dividend Value

SHARES DESCRIPTION VALUE
HEALTH CARE EQUIPMENT & SERVICES - 9.3%
211,189 Becton Dickinson & Co $ 49,331,638
627,577 (a) Boston Scientific Corp 52,729,020
129,483 Cigna Group/The 40,762,543
86,772 Elevance Health Inc 35,208,607
276,586 (a) Tenet Healthcare Corp 42,876,362
146,820 UnitedHealth Group Inc 82,879,890
TOTAL HEALTH CARE EQUIPMENT & SERVICES 303,788,060
INSURANCE - 4.3%
227,448 Allstate Corp/The 42,423,601
930,972 Fidelity National Financial Inc 56,016,585
143,354 Willis Towers Watson PLC 43,320,145
TOTAL INSURANCE 141,760,331
MATERIALS - 1.9%
356,888 DuPont de Nemours Inc 29,618,135
739,689 Newmont Corp 33,611,468
TOTAL MATERIALS 63,229,603
MEDIA & ENTERTAINMENT - 3.8%
178,478 Alphabet Inc, Class C 30,821,366
50,023 Meta Platforms Inc 28,392,054
680,142 Walt Disney Co/The 65,429,661
TOTAL MEDIA & ENTERTAINMENT 124,643,081
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 5.7%
227,579 AbbVie Inc 46,396,531
1,173,136 Bristol-Myers Squibb Co 65,425,794
2,521,630 (a) Elanco Animal Health Inc 31,873,403
414,118 Merck & Co Inc 42,372,554
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 186,068,282
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 4.2%
88,625 Applied Materials Inc 16,092,528
277,246 Broadcom Inc 47,068,053
405,129 Micron Technology Inc 40,371,105
180,311 Taiwan Semiconductor Manufacturing Co Ltd, Sponsored ADR 34,356,458
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 137,888,144
SOFTWARE & SERVICES - 5.2%
1,837,741 Gen Digital Inc 53,496,641
106,818 Microsoft Corp 43,405,494
195,091 Oracle Corp 32,744,073
72,279 Roper Technologies Inc 38,866,587
TOTAL SOFTWARE & SERVICES 168,512,795
TECHNOLOGY HARDWARE & EQUIPMENT - 6.3%
217,440 Apple Inc 49,121,871
316,649 Dell Technologies Inc, Class C 39,147,316
2,489,986 Hewlett Packard Enterprise Co 48,529,827
1,000,489 HP Inc 35,537,369
278,821 TD SYNNEX Corp 32,162,002
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 204,498,385
TELECOMMUNICATION SERVICES - 2.3%
3,394,700 AT&T Inc 76,516,538
TOTAL TELECOMMUNICATION SERVICES 76,516,538
TRANSPORTATION - 1.3%
726,332 Delta Air Lines Inc 41,560,717
TOTAL TRANSPORTATION 41,560,717
UTILITIES - 7.2%
800,873 Alliant Energy Corp 48,052,380
197,658 Duke Energy Corp 22,784,038
603,169 FirstEnergy Corp 25,230,559
898,630 NextEra Energy Inc 71,216,427

SHARES DESCRIPTION VALUE
UTILITIES (continued)
725,199 Southern Co/The $ 66,014,865
TOTAL UTILITIES 233,298,269
TOTAL COMMON STOCKS
(Cost $2,656,437,712) 3,249,594,805
TOTAL LONG-TERM INVESTMENTS
(Cost $2,656,437,712) 3,249,594,805
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS -  0.1%
2652280 REPURCHASE AGREEMENTS - 0 .1% 2652280
$ 2,425,000 (b) Fixed Income Clearing Corporation 4 .800% 11/01/24 2,425,000
227,280 (c) Fixed Income Clearing Corporation 1 .520 11/01/24 227,280
TOTAL REPURCHASE AGREEMENTS
(Cost $2,652,280) 2,652,280
TOTAL SHORT-TERM INVESTMENTS
(Cost $2,652,280) 2,652,280
TOTAL INVESTMENTS - 99 .8%
(Cost $ 2,659,089,992 ) 3,252,247,085
OTHER ASSETS & LIABILITIES, NET -  0.2% 5,756,554
NET ASSETS - 100% $ 3,258,003,639
(a) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(b) Agreement with Fixed Income Clearing Corporation, 4.800% dated 10/31/24 to be repurchased at $2,425,323 on 11/1/24, collateralized by
Government Agency Securities, with coupon rate 0.625% and maturity date 7/15/32, valued at $2,473,663.
(c) Agreement with Fixed Income Clearing Corporation, 1.520% dated 10/31/24 to be repurchased at $227,290 on 11/1/24, collateralized by
Government Agency Securities, with coupon rate 4.000% and maturity date 6/30/28, valued at $232,025.
ADR American Depositary Receipt
See Notes to Financial Statements

Portfolio of Investments October 31, 2024
Large Cap Select
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 99.7%
47038019 COMMON STOCKS - 99 .7% 47038019
BANKS - 1.7%
12,549 Citigroup Inc $ 805,269
TOTAL BANKS 805,269
CAPITAL GOODS - 10.4%
3,213 Dover Corp 608,317
1,126 Eaton Corp PLC 373,359
7,004 Emerson Electric Co 758,323
2,998 Honeywell International Inc 616,629
1,011 Hubbell Inc 431,727
3,741 Johnson Controls International plc 282,633
4,410 nVent Electric PLC 328,854
1,179 Parker-Hannifin Corp 747,569
809 Trane Technologies PLC 299,459
2,380 Westinghouse Air Brake Technologies Corp 447,392
TOTAL CAPITAL GOODS 4,894,262
COMMERCIAL & PROFESSIONAL SERVICES - 1.2%
2,686 Waste Management Inc 579,773
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 579,773
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 4.7%
11,892 (a) Amazon.com Inc 2,216,669
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 2,216,669
CONSUMER SERVICES - 1.1%
3,341 (a) Expedia Group Inc 522,232
TOTAL CONSUMER SERVICES 522,232
CONSUMER STAPLES DISTRIBUTION & RETAIL - 0.6%
2,041 Target Corp 306,232
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 306,232
ENERGY - 2.9%
1,445 Diamondback Energy Inc 255,433
33,855 Permian Resources Corp 461,444
4,907 Valero Energy Corp 636,732
TOTAL ENERGY 1,353,609
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 2.6%
27,837 Kimco Realty Corp 660,294
4,868 Prologis Inc 549,792
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 1,210,086
FINANCIAL SERVICES - 6.2%
4,290 (a) Fiserv Inc 848,991
3,668 Intercontinental Exchange Inc 571,731
4,269 KKR & Co Inc 590,146
1,886 Mastercard Inc 942,227
TOTAL FINANCIAL SERVICES 2,953,095
FOOD, BEVERAGE & TOBACCO - 2.8%
3,769 PepsiCo Inc 625,955
5,188 Philip Morris International Inc 688,448
TOTAL FOOD, BEVERAGE & TOBACCO 1,314,403
HEALTH CARE EQUIPMENT & SERVICES - 8.7%
2,796 Becton Dickinson & Co 653,118
7,519 (a) Boston Scientific Corp 631,746
1,722 Cigna Group/The 542,103
1,130 Elevance Health Inc 458,509
3,747 (a) Tenet Healthcare Corp 580,860
2,202 UnitedHealth Group Inc 1,243,029
TOTAL HEALTH CARE EQUIPMENT & SERVICES 4,109,365

SHARES DESCRIPTION VALUE
INSURANCE - 2.6%
8,644 Fidelity National Financial Inc $ 520,110
3,184 Marsh & McLennan Cos Inc 694,876
TOTAL INSURANCE 1,214,986
MEDIA & ENTERTAINMENT - 8.9%
11,047 Alphabet Inc, Class C 1,907,707
3,116 Meta Platforms Inc 1,768,579
5,366 Walt Disney Co/The 516,209
TOTAL MEDIA & ENTERTAINMENT 4,192,495
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 2.8%
13,399 Bristol-Myers Squibb Co 747,262
46,928 (a) Elanco Animal Health Inc 593,170
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 1,340,432
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 13.0%
1,437 (a) Advanced Micro Devices Inc 207,028
2,170 Applied Materials Inc 394,029
7,129 Broadcom Inc 1,210,290
4,506 Micron Technology Inc 449,023
26,178 NVIDIA Corp 3,475,391
2,016 Taiwan Semiconductor Manufacturing Co Ltd, Sponsored ADR 384,129
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 6,119,890
SOFTWARE & SERVICES - 11.2%
18,401 Gen Digital Inc 535,653
8,845 Microsoft Corp 3,594,166
4,307 Oracle Corp 722,887
791 Roper Technologies Inc 425,344
TOTAL SOFTWARE & SERVICES 5,278,050
TECHNOLOGY HARDWARE & EQUIPMENT - 12.8%
17,544 Apple Inc 3,963,365
5,021 Dell Technologies Inc, Class C 620,746
31,356 Hewlett Packard Enterprise Co 611,128
10,721 HP Inc 380,810
4,031 TD SYNNEX Corp 464,976
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 6,041,025
TELECOMMUNICATION SERVICES - 1.4%
29,086 AT&T Inc 655,598
TOTAL TELECOMMUNICATION SERVICES 655,598
TRANSPORTATION - 1.1%
8,863 Delta Air Lines Inc 507,141
TOTAL TRANSPORTATION 507,141
UTILITIES - 3.0%
6,934 NextEra Energy Inc 549,519
9,600 Southern Co/The 873,888
TOTAL UTILITIES 1,423,407
TOTAL COMMON STOCKS
(Cost $33,402,804) 47,038,019
TOTAL LONG-TERM INVESTMENTS
(Cost $33,402,804) 47,038,019

Portfolio of Investments October 31, 2024
(continued)
Large Cap Select

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS -  0.3%
150,000 REPURCHASE AGREEMENTS - 0 .3% 150,000
$ 150,000 (b) Fixed Income Clearing Corporation 4 .800% 11/01/24 $ 150,000
TOTAL REPURCHASE AGREEMENTS
(Cost $150,000) 150,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $150,000) 150,000
TOTAL INVESTMENTS - 100 .0%
(Cost $ 33,552,804 ) 47,188,019
OTHER ASSETS & LIABILITIES, NET -  (0.0)% (8,628)
NET ASSETS - 100% $ 47,179,391
(a) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(b) Agreement with Fixed Income Clearing Corporation, 4.800% dated 10/31/24 to be repurchased at $150,020 on 11/1/24, collateralized by
Government Agency Securities, with coupon rate 2.375% and maturity date 11/15/49, valued at $153,055.
ADR American Depositary Receipt
See Notes to Financial Statements

Portfolio of Investments October 31, 2024
Mid Cap Growth Opportunities
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 97.9%
177457870 COMMON STOCKS - 97 .9% 177457870
AUTOMOBILES & COMPONENTS - 1.1%
17,632 (a) Modine Manufacturing Co $ 2,076,521
TOTAL AUTOMOBILES & COMPONENTS 2,076,521
BANKS - 2.4%
291,697 (a) NU Holdings Ltd/Cayman Islands, Class A 4,401,708
TOTAL BANKS 4,401,708
CAPITAL GOODS - 12.0%
12,508 (a) AeroVironment Inc 2,688,720
12,940 Applied Industrial Technologies Inc 2,996,775
12,808 (a) Axon Enterprise Inc 5,424,188
57,649 (a) AZEK Co Inc/The 2,536,556
19,438 HEICO Corp, Class A 3,732,290
18,464 (a) SPX Technologies Inc 2,649,399
10,001 Woodward Inc 1,641,064
TOTAL CAPITAL GOODS 21,668,992
COMMERCIAL & PROFESSIONAL SERVICES - 5.4%
42,847 GFL Environmental Inc 1,791,005
62,216 Tetra Tech Inc 3,041,118
18,106 Verisk Analytics Inc 4,974,080
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 9,806,203
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 4.0%
13,255 (a) Burlington Stores Inc 3,284,191
21,811 (a) Ollie's Bargain Outlet Holdings Inc 2,002,904
14,935 Williams-Sonoma Inc 2,003,232
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 7,290,327
CONSUMER DURABLES & APPAREL - 1.1%
18,597 (a) Crocs Inc 2,005,128
TOTAL CONSUMER DURABLES & APPAREL 2,005,128
CONSUMER SERVICES - 5.5%
12,344 (a) Cava Group Inc 1,648,664
23,242 (a) Planet Fitness Inc 1,824,962
36,974 Red Rock Resorts Inc, Class A 1,902,682
12,683 Texas Roadhouse Inc 2,423,975
7,716 Wingstop Inc 2,219,816
TOTAL CONSUMER SERVICES 10,020,099
ENERGY - 4.0%
21,087 Cheniere Energy Inc 4,035,630
231,871 Permian Resources Corp 3,160,402
TOTAL ENERGY 7,196,032
FINANCIAL SERVICES - 9.3%
11,903 Ameriprise Financial Inc 6,074,101
8,412 (a) Coinbase Global Inc, Class A 1,507,851
30,603 FirstCash Holdings Inc 3,166,493
6,907 MSCI Inc 3,945,278
24,621 (a) Shift4 Payments Inc, Class A 2,226,723
TOTAL FINANCIAL SERVICES 16,920,446
HEALTH CARE EQUIPMENT & SERVICES - 6.4%
9,426 (a) Align Technology Inc 1,932,613
53,338 (a) Dexcom Inc 3,759,262
8,228 (a) Tenet Healthcare Corp 1,275,505
22,011 (a) Veeva Systems Inc, Class A 4,596,557
TOTAL HEALTH CARE EQUIPMENT & SERVICES 11,563,937
INSURANCE - 1.4%
5,735 Kinsale Capital Group Inc 2,455,211
TOTAL INSURANCE 2,455,211

Portfolio of Investments October 31, 2024
(continued)
Mid Cap Growth Opportunities

SHARES DESCRIPTION VALUE
MATERIALS - 3.2%
12,582 Vulcan Materials Co $ 3,446,587
17,228 Westlake Corp 2,273,063
TOTAL MATERIALS 5,719,650
MEDIA & ENTERTAINMENT - 2.3%
39,000 (a) Match Group Inc 1,405,170
54,751 (a) ROBLOX Corp, Class A 2,831,722
TOTAL MEDIA & ENTERTAINMENT 4,236,892
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 8.0%
145,605 (a) Elanco Animal Health Inc 1,840,447
29,179 (a) Immunovant Inc 853,778
13,446 (a) Krystal Biotech Inc 2,319,838
20,937 (a) Natera Inc 2,532,539
10,478 (a) Repligen Corp 1,406,881
21,929 (a) Sarepta Therapeutics Inc 2,763,054
7,244 (a) United Therapeutics Corp 2,709,039
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 14,425,576
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 4.3%
40,041 (a) Lattice Semiconductor Corp 2,028,477
5,154 Monolithic Power Systems Inc 3,913,432
9,545 (a) Onto Innovation Inc 1,893,060
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 7,834,969
SOFTWARE & SERVICES - 22.4%
130,357 (a) Confluent Inc, Class A 3,411,443
6,968 (a) CyberArk Software Ltd 1,926,791
36,270 (a) Datadog Inc, Class A 4,549,709
4,097 (a) HubSpot Inc 2,272,975
52,778 (a) Klaviyo Inc, Class A 2,007,147
11,349 (a) MongoDB Inc 3,068,770
73,272 (a) Palantir Technologies Inc, Class A 3,045,184
23,331 (a) PTC Inc 4,323,934
49,184 (a) Rubrik Inc, Class A 2,029,332
87,280 (a) SentinelOne Inc, Class A 2,250,951
48,648 (a) Trade Desk Inc/The, Class A 5,847,976
5,916 (a) Tyler Technologies Inc 3,582,671
12,947 (a) Zscaler Inc 2,340,688
TOTAL SOFTWARE & SERVICES 40,657,571
TECHNOLOGY HARDWARE & EQUIPMENT - 1.4%
38,643 (a) Ciena Corp 2,454,217
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 2,454,217
TRANSPORTATION - 2.1%
29,240 (a) XPO Inc 3,816,697
TOTAL TRANSPORTATION 3,816,697
UTILITIES - 1.6%
23,269 Vistra Corp 2,907,694
TOTAL UTILITIES 2,907,694
TOTAL COMMON STOCKS
(Cost $141,004,111) 177,457,870
TOTAL LONG-TERM INVESTMENTS
(Cost $141,004,111) 177,457,870

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS -  2.4%
4397998 REPURCHASE AGREEMENTS - 2 .4% 4397998
$ 4,250,000 (b) Fixed Income Clearing Corporation 4 .800% 11/01/24 $ 4,250,000
147,998 (c) Fixed Income Clearing Corporation 1 .520 11/01/24 147,998
TOTAL REPURCHASE AGREEMENTS
(Cost $4,397,998) 4,397,998
TOTAL SHORT-TERM INVESTMENTS
(Cost $4,397,998) 4,397,998
TOTAL INVESTMENTS - 100 .3%
(Cost $ 145,402,109 ) 181,855,868
OTHER ASSETS & LIABILITIES, NET -  (0.3)% (574,770)
NET ASSETS - 100% $ 181,281,098
(a) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(b) Agreement with Fixed Income Clearing Corporation, 4.800% dated 10/31/24 to be repurchased at $4,250,567 on 11/1/24, collateralized by
Government Agency Securities, with coupon rate 2.375% and maturity date 11/15/49, valued at $4,335,013.
(c) Agreement with Fixed Income Clearing Corporation, 1.520% dated 10/31/24 to be repurchased at $148,004 on 11/1/24, collateralized by
Government Agency Securities, with coupon rate 3.875% and maturity date 10/15/27, valued at $151,001.
See Notes to Financial Statements

Portfolio of Investments October 31, 2024
Mid Cap Value 1
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 100.1%
445207723 COMMON STOCKS - 100 .1% 445207723
BANKS - 3.9%
83,025 East West Bancorp Inc $ 8,094,107
214,223 Fifth Third Bancorp 9,357,261
TOTAL BANKS 17,451,368
CAPITAL GOODS - 16.8%
16,670 Carlisle Cos Inc 7,038,574
106,580 Carrier Global Corp 7,750,497
44,820 Crane Co 7,049,290
23,470 Hubbell Inc 10,022,394
33,342 L3Harris Technologies Inc 8,251,145
101,782 nVent Electric PLC 7,589,884
50,744 Owens Corning 8,971,032
13,562 Parker-Hannifin Corp 8,599,257
49,156 WESCO International Inc 9,436,477
TOTAL CAPITAL GOODS 74,708,550
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 1.2%
33,700 (a) AutoNation Inc 5,239,339
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 5,239,339
CONSUMER DURABLES & APPAREL - 6.3%
61,681 Brunswick Corp/DE 4,918,443
39,590 DR Horton Inc 6,690,710
28,688 Ralph Lauren Corp 5,678,216
97,233 (a) Skechers USA Inc, Class A 5,975,940
44,580 Whirlpool Corp 4,614,476
TOTAL CONSUMER DURABLES & APPAREL 27,877,785
CONSUMER SERVICES - 2.7%
40,037 Darden Restaurants Inc 6,406,721
119,281 Travel + Leisure Co 5,702,824
TOTAL CONSUMER SERVICES 12,109,545
ENERGY - 6.7%
186,926 Baker Hughes Co 7,118,142
44,415 Diamondback Energy Inc 7,851,240
379,508 Permian Resources Corp 5,172,694
29,074 Valero Energy Corp 3,772,642
114,003 Williams Cos Inc/The 5,970,337
TOTAL ENERGY 29,885,055
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 9.8%
360,097 Apple Hospitality REIT Inc 5,318,633
17,876 AvalonBay Communities Inc 3,961,500
47,199 Digital Realty Trust Inc 8,412,278
121,508 EPR Properties 5,512,818
136,799 Invitation Homes Inc 4,296,857
64,399 Regency Centers Corp 4,600,665
143,758 STAG Industrial Inc 5,359,298
188,122 Weyerhaeuser Co 5,861,881
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 43,323,930
FINANCIAL SERVICES - 9.5%
8,783 Ameriprise Financial Inc 4,481,965
141,664 Jefferies Financial Group Inc 9,063,663
133,488 OneMain Holdings Inc 6,630,349
205,265 Radian Group Inc 7,165,801
73,838 Raymond James Financial Inc 10,944,268
50,156 Voya Financial Inc 4,027,527
TOTAL FINANCIAL SERVICES 42,313,573
FOOD, BEVERAGE & TOBACCO - 1.0%
51,190 Bunge Global SA 4,300,984
TOTAL FOOD, BEVERAGE & TOBACCO 4,300,984

SHARES DESCRIPTION VALUE
HEALTH CARE EQUIPMENT & SERVICES - 2.3%
47,721 (a) Centene Corp $ 2,971,109
8,207 Humana Inc 2,116,011
225,665 (a) Option Care Health Inc 5,199,322
TOTAL HEALTH CARE EQUIPMENT & SERVICES 10,286,442
INSURANCE - 5.3%
88,378 (a) Arch Capital Group Ltd 8,710,536
18,245 Everest Group Ltd 6,488,104
39,377 Reinsurance Group of America Inc 8,311,697
TOTAL INSURANCE 23,510,337
MATERIALS - 6.3%
91,376 DuPont de Nemours Inc 7,583,294
42,135 Nucor Corp 5,976,429
26,028 Reliance Inc 7,452,858
54,010 Westlake Corp 7,126,079
TOTAL MATERIALS 28,138,660
MEDIA & ENTERTAINMENT - 1.3%
36,715 (a) Take-Two Interactive Software Inc 5,937,550
TOTAL MEDIA & ENTERTAINMENT 5,937,550
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 6.3%
66,941 (a) BioMarin Pharmaceutical Inc 4,410,743
335,410 (a) Elanco Animal Health Inc 4,239,582
202,238 (a) Exelixis Inc 6,714,302
43,526 (a) Jazz Pharmaceuticals PLC 4,789,166
20,754 (a) United Therapeutics Corp 7,761,373
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 27,915,166
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.6%
62,943 Marvell Technology Inc 5,042,364
88,920 Microchip Technology Inc 6,524,060
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 11,566,424
SOFTWARE & SERVICES - 3.4%
29,345 (a) Check Point Software Technologies Ltd 5,082,847
10,081 Roper Technologies Inc 5,420,856
26,608 (a) VeriSign Inc 4,705,359
TOTAL SOFTWARE & SERVICES 15,209,062
TECHNOLOGY HARDWARE & EQUIPMENT - 5.2%
89,569 (a) Ciena Corp 5,688,527
82,945 Crane NXT Co 4,501,425
275,673 Hewlett Packard Enterprise Co 5,372,867
66,869 TD SYNNEX Corp 7,713,339
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 23,276,158
TRANSPORTATION - 1.6%
52,033 TFI International Inc 6,963,056
TOTAL TRANSPORTATION 6,963,056
UTILITIES - 7.9%
127,374 Alliant Energy Corp 7,642,440
74,214 Ameren Corp 6,464,781
71,948 American Electric Power Co Inc 7,104,865
92,165 CMS Energy Corp 6,415,606
180,900 FirstEnergy Corp 7,567,047
TOTAL UTILITIES 35,194,739
TOTAL COMMON STOCKS
(Cost $314,899,784) 445,207,723
TOTAL LONG-TERM INVESTMENTS
(Cost $314,899,784) 445,207,723

Portfolio of Investments October 31, 2024
(continued)
Mid Cap Value 1

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS -  0.1%
350,000 REPURCHASE AGREEMENTS - 0 .1% 350,000
$ 350,000 (b) Fixed Income Clearing Corporation 4 .800% 11/01/24 $ 350,000
TOTAL REPURCHASE AGREEMENTS
(Cost $350,000) 350,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $350,000) 350,000
TOTAL INVESTMENTS - 100 .2%
(Cost $ 315,249,784 ) 445,557,723
OTHER ASSETS & LIABILITIES, NET -  (0.2)% (1,059,746)
NET ASSETS - 100% $ 444,497,977
(a) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(b) Agreement with Fixed Income Clearing Corporation, 4.800% dated 10/31/24 to be repurchased at $350,047 on 11/1/24, collateralized by
Government Agency Securities, with coupon rate 2.375% and maturity date 11/15/49, valued at $357,083.
REIT Real Estate Investment Trust
See Notes to Financial Statements

Portfolio of Investments October 31, 2024
Small Cap Growth Opportunities
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 99.1%
236773848 COMMON STOCKS - 99 .1% 236773848
AUTOMOBILES & COMPONENTS - 1.3%
27,445 (a) Modine Manufacturing Co $ 3,232,198
TOTAL AUTOMOBILES & COMPONENTS 3,232,198
BANKS - 2.4%
44,177 Ameris Bancorp 2,738,532
34,292 Preferred Bank/Los Angeles CA 2,893,216
TOTAL BANKS 5,631,748
CAPITAL GOODS - 15.9%
24,565 AAON Inc 2,805,814
18,884 (a) AeroVironment Inc 4,059,305
19,986 Applied Industrial Technologies Inc 4,628,558
26,992 Atkore Inc 2,314,834
70,816 (a) AZEK Co Inc/The 3,115,904
41,688 AZZ Inc 3,175,792
20,254 (a) Chart Industries Inc 2,445,063
31,854 ESCO Technologies Inc 3,998,951
81,088 (a) Fluor Corp 4,239,281
134,298 (a) Kratos Defense & Security Solutions Inc 3,051,250
28,348 (a) SPX Technologies Inc 4,067,654
TOTAL CAPITAL GOODS 37,902,406
COMMERCIAL & PROFESSIONAL SERVICES - 6.2%
31,708 Brink's Co/The 3,259,265
34,360 (a) Casella Waste Systems Inc, Class A 3,363,157
107,916 (a) ExlService Holdings Inc 4,496,860
43,296 Maximus Inc 3,742,506
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 14,861,788
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 3.2%
22,620 (a) Abercrombie & Fitch Co, Class A 2,981,090
18,832 (a) Boot Barn Holdings Inc 2,345,526
26,399 (a) Ollie's Bargain Outlet Holdings Inc 2,424,220
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 7,750,836
CONSUMER DURABLES & APPAREL - 2.5%
73,399 Steven Madden Ltd 3,300,753
66,342 (a) Tri Pointe Homes Inc 2,682,207
TOTAL CONSUMER DURABLES & APPAREL 5,982,960
CONSUMER SERVICES - 4.1%
24,677 (a) Planet Fitness Inc 1,937,638
49,868 Red Rock Resorts Inc, Class A 2,566,207
23,251 (a) Shake Shack Inc, Class A 2,828,949
71,019 (a) Sweetgreen Inc, Class A 2,563,786
TOTAL CONSUMER SERVICES 9,896,580
CONSUMER STAPLES DISTRIBUTION & RETAIL - 2.2%
40,292 (a) Sprouts Farmers Market Inc 5,174,702
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 5,174,702
ENERGY - 3.0%
45,578 Matador Resources Co 2,375,070
55,187 Noble Corp PLC 1,764,880
82,220 Northern Oil & Gas Inc 2,980,475
TOTAL ENERGY 7,120,425
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 1.8%
19,375 EastGroup Properties Inc 3,318,550
180,710 Summit Hotel Properties Inc 1,105,945
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 4,424,495
FINANCIAL SERVICES - 3.6%
19,847 Evercore Inc 5,242,982
32,096 FirstCash Holdings Inc 3,320,973
TOTAL FINANCIAL SERVICES 8,563,955

Portfolio of Investments October 31, 2024
(continued)
Small Cap Growth Opportunities

SHARES DESCRIPTION VALUE
HEALTH CARE EQUIPMENT & SERVICES - 15.4%
28,027 (a) Addus HomeCare Corp $ 3,487,119
326,563 (a) Alphatec Holdings Inc 2,563,520
41,541 Encompass Health Corp 4,131,668
21,852 Ensign Group Inc/The 3,386,842
51,905 (a),(b) Establishment Labs Holdings Inc 2,236,586
26,765 (a) Glaukos Corp 3,539,671
50,660 (a) HealthEquity Inc 4,318,765
36,739 (a) Lantheus Holdings Inc 4,035,412
36,224 (a) PROCEPT BioRobotics Corp 3,260,160
53,752 (a) RadNet Inc 3,496,030
177,605 (a) SI-BONE Inc 2,450,949
TOTAL HEALTH CARE EQUIPMENT & SERVICES 36,906,722
HOUSEHOLD & PERSONAL PRODUCTS - 1.1%
40,857 (a) BellRing Brands Inc 2,689,616
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 2,689,616
INSURANCE - 1.0%
26,230 (a) Palomar Holdings Inc 2,354,667
TOTAL INSURANCE 2,354,667
MATERIALS - 3.7%
50,814 Commercial Metals Co 2,733,793
15,690 Quaker Chemical Corp 2,378,290
80,944 (a) Summit Materials Inc, Class A 3,837,555
TOTAL MATERIALS 8,949,638
MEDIA & ENTERTAINMENT - 1.7%
320,137 (a) Magnite Inc 3,995,310
591,081 (a),(c) Videopropulsion Inc 5,911
TOTAL MEDIA & ENTERTAINMENT 4,001,221
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 9.4%
28,605 (a) Biohaven Ltd 1,423,385
16,949 (a) Blueprint Medicines Corp 1,483,207
44,616 (a) Crinetics Pharmaceuticals Inc 2,496,711
54,156 (a) Halozyme Therapeutics Inc 2,738,669
56,129 (a) Immunovant Inc 1,642,335
43,093 (a) Insmed Inc 2,899,297
10,030 (a) Krystal Biotech Inc 1,730,476
4,970 (a) Madrigal Pharmaceuticals Inc 1,288,920
20,510 (a) Mirum Pharmaceuticals Inc 788,815
32,005 (a) REVOLUTION Medicines Inc 1,712,267
33,998 (a) Twist Bioscience Corp 1,372,159
27,684 (a) Vaxcyte Inc 2,944,193
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 22,520,434
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.7%
85,712 (a) Credo Technology Group Holding Ltd 3,231,342
14,159 (a) Onto Innovation Inc 2,808,154
25,960 (a) Silicon Laboratories Inc 2,696,206
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 8,735,702
SOFTWARE & SERVICES - 12.9%
30,442 (a) Agilysys Inc 3,045,418
15,604 (a) CommVault Systems Inc 2,437,189
182,895 (a) Grid Dynamics Holdings Inc 2,911,688
76,306 (a) JFrog Ltd 2,226,609
87,696 (a) nCino OpCo Inc 3,271,061
40,034 (a) Q2 Holdings Inc 3,389,279
73,720 (a) Rubrik Inc, Class A 3,041,687
73,265 (a) Varonis Systems Inc 3,690,358
45,157 (a) Workiva Inc 3,601,722
112,032 (a) Zeta Global Holdings Corp, Class A 3,101,046
TOTAL SOFTWARE & SERVICES 30,716,057

SHARES DESCRIPTION VALUE
TECHNOLOGY HARDWARE & EQUIPMENT - 2.7%
14,303 (a) Fabrinet $ 3,446,594
45,677 (a) Lumentum Holdings Inc 2,917,390
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 6,363,984
TRANSPORTATION - 1.3%
6,127 (a) Saia Inc 2,993,714
TOTAL TRANSPORTATION 2,993,714
TOTAL COMMON STOCKS
(Cost $185,591,096) 236,773,848
TOTAL LONG-TERM INVESTMENTS
(Cost $185,591,096) 236,773,848
SHARES DESCRIPTION RATE VALUE
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.6%
1,566,886 (d) State Street Navigator Securities Lending Government Money
Market Portfolio
4 .860% (e) 1,566,886
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(Cost $1,566,886) 1,566,886
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS -  0.8%
1,875,000 REPURCHASE AGREEMENTS - 0 .8% 1,875,000
$ 1,875,000 (f) Fixed Income Clearing Corporation 4 .800 11/01/24 1,875,000
TOTAL REPURCHASE AGREEMENTS
(Cost $1,875,000) 1,875,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $1,875,000) 1,875,000
TOTAL INVESTMENTS - 100 .5%
(Cost $ 189,032,982 ) 240,215,734
OTHER ASSETS & LIABILITIES, NET -  (0.5)% (1,268,732)
NET ASSETS - 100% $ 238,947,002
(a) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(b) Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $1,453,770.
(c) For fair value measurement disclosure purposes, investment classified as Level 3.
(d) The Fund may loan securities representing up to one third of the value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, and other institutions. The collateral maintained by the Fund shall have a value, at the inception of each loan, equal to not less than 100% of the value of the loaned securities. The cash collateral received by the Fund is invested in this money market fund.
(e) The rate shown is the one-day yield as of the end of the reporting period.
(f) Agreement with Fixed Income Clearing Corporation, 4.800% dated 10/31/24 to be repurchased at $1,875,250 on 11/1/24, collateralized by
Government Agency Securities, with coupon rate 4.000% and maturity date 11/15/42, valued at $1,912,508.
See Notes to Financial Statements

Portfolio of Investments October 31, 2024
Small Cap Select
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 99.1%
141980378 COMMON STOCKS - 98 .1% 141980378
AUTOMOBILES & COMPONENTS - 1.6%
58,313 Atmus Filtration Technologies Inc $ 2,270,708
TOTAL AUTOMOBILES & COMPONENTS 2,270,708
BANKS - 10.8%
39,730 Banner Corp 2,544,309
69,313 First Interstate BancSystem Inc, Class A 2,134,840
70,296 Home BancShares Inc/AR 1,918,378
21,342 Preferred Bank/Los Angeles CA 1,800,625
27,314 SouthState Corp 2,663,935
43,944 Veritex Holdings Inc 1,186,488
29,708 Wintrust Financial Corp 3,442,860
TOTAL BANKS 15,691,435
CAPITAL GOODS - 13.4%
9,827 (a) AeroVironment Inc 2,112,412
10,131 Applied Industrial Technologies Inc 2,346,238
24,053 Arcosa Inc 2,252,323
11,618 Enpro Inc 1,691,697
18,074 ESCO Technologies Inc 2,269,010
45,810 (a) Fluor Corp 2,394,947
197,301 (a) Hillman Solutions Corp 2,091,390
88,944 (a) Kratos Defense & Security Solutions Inc 2,020,808
15,635 (a) SPX Technologies Inc 2,243,466
TOTAL CAPITAL GOODS 19,422,291
COMMERCIAL & PROFESSIONAL SERVICES - 3.1%
5,892 (a) ASGN Inc 542,653
22,940 Maximus Inc 1,982,934
40,706 (a) WNS Holdings Ltd 1,953,481
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 4,479,068
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 1.3%
19,866 Signet Jewelers Ltd 1,821,315
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 1,821,315
CONSUMER DURABLES & APPAREL - 2.8%
45,080 Steven Madden Ltd 2,027,248
48,698 (a) Tri Pointe Homes Inc 1,968,860
TOTAL CONSUMER DURABLES & APPAREL 3,996,108
CONSUMER SERVICES - 4.2%
29,655 Boyd Gaming Corp 2,054,795
124,382 (a) Everi Holdings Inc 1,658,012
19,229 (a) Shake Shack Inc, Class A 2,339,592
TOTAL CONSUMER SERVICES 6,052,399
ENERGY - 4.2%
34,157 Matador Resources Co 1,779,921
26,045 Noble Corp PLC 832,919
71,882 Northern Oil & Gas Inc 2,605,723
30,509 (a) Vital Energy Inc 831,980
TOTAL ENERGY 6,050,543
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 3.3%
11,598 EastGroup Properties Inc 1,986,505
55,539 STAG Industrial Inc 2,070,494
128,181 Summit Hotel Properties Inc 784,468
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 4,841,467
FINANCIAL SERVICES - 6.6%
11,619 Evercore Inc 3,069,391
23,117 FirstCash Holdings Inc 2,391,916
119,718 Ladder Capital Corp 1,365,983
9,814 Piper Sandler Cos 2,783,643
TOTAL FINANCIAL SERVICES 9,610,933

SHARES DESCRIPTION VALUE
FOOD, BEVERAGE & TOBACCO - 1.8%
96,594 Primo Water Corp $ 2,533,661
TOTAL FOOD, BEVERAGE & TOBACCO 2,533,661
HEALTH CARE EQUIPMENT & SERVICES - 11.4%
23,652 (a) Acadia Healthcare Co Inc 1,009,704
58,247 (a) Alphatec Holdings Inc 457,239
22,169 Encompass Health Corp 2,204,929
30,629 (a),(b) Establishment Labs Holdings Inc 1,319,804
12,541 (a) Glaukos Corp 1,658,547
52,904 (a) Guardian Pharmacy Services Inc, Class A 947,511
28,294 (a) HealthEquity Inc 2,412,063
22,666 (a) Merit Medical Systems Inc 2,236,227
37,250 (a) Option Care Health Inc 858,240
24,425 (a) RadNet Inc 1,588,602
76,389 (a) SI-BONE Inc 1,054,168
47,604 (a) Tactile Systems Technology Inc 690,734
TOTAL HEALTH CARE EQUIPMENT & SERVICES 16,437,768
HOUSEHOLD & PERSONAL PRODUCTS - 1.1%
23,916 (a) BellRing Brands Inc 1,574,390
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 1,574,390
INSURANCE - 0.9%
4,841 Primerica Inc 1,340,037
TOTAL INSURANCE 1,340,037
MATERIALS - 5.5%
41,172 Avient Corp 1,919,027
38,154 Commercial Metals Co 2,052,685
50,283 (a) Summit Materials Inc, Class A 2,383,917
134,796 Tronox Holdings PLC 1,633,728
TOTAL MATERIALS 7,989,357
MEDIA & ENTERTAINMENT - 2.5%
176,938 (a) Magnite Inc 2,208,186
31,659 (a) Ziff Davis Inc 1,464,862
TOTAL MEDIA & ENTERTAINMENT 3,673,048
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 5.1%
12,291 (a) Biohaven Ltd 611,600
5,083 (a) Blueprint Medicines Corp 444,813
19,568 (a) Crinetics Pharmaceuticals Inc 1,095,025
20,392 (a) Halozyme Therapeutics Inc 1,031,224
23,983 (a) Immunovant Inc 701,743
13,954 (a) Insmed Inc 938,825
5,963 (a) Krystal Biotech Inc 1,028,796
2,409 (a) Madrigal Pharmaceuticals Inc 624,750
8,729 (a) Vaxcyte Inc 928,329
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 7,405,105
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.9%
50,376 (a) Ichor Holdings Ltd 1,373,250
7,904 (a) Onto Innovation Inc 1,567,600
12,551 (a) Silicon Laboratories Inc 1,303,547
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 4,244,397
SOFTWARE & SERVICES - 7.9%
7,908 (a) CommVault Systems Inc 1,235,151
13,911 (a) Envestnet Inc 873,333
127,470 (a) Grid Dynamics Holdings Inc 2,029,322
38,542 (a) JFrog Ltd 1,124,656
25,115 (a) Q2 Holdings Inc 2,126,236
46,455 (a) Rubrik Inc, Class A 1,916,733
25,990 (a) Workiva Inc 2,072,962
TOTAL SOFTWARE & SERVICES 11,378,393

Portfolio of Investments October 31, 2024
(continued)
Small Cap Select

SHARES DESCRIPTION VALUE
TECHNOLOGY HARDWARE & EQUIPMENT - 3.7%
14,185 (a) Itron Inc $ 1,585,316
28,657 (a) Lumentum Holdings Inc 1,830,323
12,341 (a) PAR Technology Corp 727,995
55,334 (a) TTM Technologies Inc 1,241,695
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 5,385,329
TRANSPORTATION - 1.8%
15,677 ArcBest Corp 1,633,230
8,732 (a) Kirby Corp 1,002,084
TOTAL TRANSPORTATION 2,635,314
UTILITIES - 2.2%
32,018 Black Hills Corp 1,895,145
19,608 Spire Inc 1,252,167
TOTAL UTILITIES 3,147,312
TOTAL COMMON STOCKS
(Cost $111,330,253) 141,980,378
SHARES DESCRIPTION VALUE
INVESTMENT COMPANIES - 1.0% –
14,591 SPDR S&P Biotech ETF 1,415,765
TOTAL INVESTMENT COMPANIES
(Cost $1,203,936) 1,415,765
TOTAL LONG-TERM INVESTMENTS
(Cost $112,534,189) 143,396,143
SHARES DESCRIPTION RATE VALUE
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.8%
1,124,887 (c) State Street Navigator Securities Lending Government Money
Market Portfolio
4 .860% (d) 1,124,887
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(Cost $1,124,887) 1,124,887
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS -  2.2%
3147038 REPURCHASE AGREEMENTS - 2 .2% 3147038
$ 122,038 (e) Fixed Income Clearing Corporation 1 .520 11/01/24 122,038
3,025,000 (f) Fixed Income Clearing Corporation 4 .800 11/01/24 3,025,000
TOTAL REPURCHASE AGREEMENTS
(Cost $3,147,038) 3,147,038
TOTAL SHORT-TERM INVESTMENTS
(Cost $3,147,038) 3,147,038
TOTAL INVESTMENTS - 102 .1%
(Cost $ 116,806,114 ) 147,668,068
OTHER ASSETS & LIABILITIES, NET -  (2.1)% (2,981,970)
NET ASSETS - 100% $ 144,686,098
(a) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(b) Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $1,049,371.
(c) The Fund may loan securities representing up to one third of the value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, and other institutions. The collateral maintained by the Fund shall have a value, at the inception of each loan, equal to not less than 100% of the value of the loaned securities. The cash collateral received by the Fund is invested in this money market fund.
(d) The rate shown is the one-day yield as of the end of the reporting period.
(e) Agreement with Fixed Income Clearing Corporation, 1.520% dated 10/31/24 to be repurchased at $122,043 on 11/1/24, collateralized by
Government Agency Securities, with coupon rate 4.000% and maturity date 6/30/28, valued at $124,589.

(f) Agreement with Fixed Income Clearing Corporation, 4.800% dated 10/31/24 to be repurchased at $3,025,403 on 11/1/24, collateralized by
Government Agency Securities, with coupon rate 4.000% and maturity date 11/15/42, valued at $3,085,632.
ETF Exchange-Traded Fund
S&P Standard & Poor's
SPDR Standard & Poor's Depositary Receipt
See Notes to Financial Statements

Portfolio of Investments October 31, 2024
Small Cap Value
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 100.0%
418798121 COMMON STOCKS - 100 .0% 418798121
AUTOMOBILES & COMPONENTS - 0.5%
285,569 Dana Inc $ 2,190,314
TOTAL AUTOMOBILES & COMPONENTS 2,190,314
BANKS - 18.1%
127,370 Ameris Bancorp 7,895,666
136,724 Banner Corp 8,755,805
126,140 Cathay General Bancorp 5,799,917
259,048 ConnectOne Bancorp Inc 6,279,324
194,793 First Interstate BancSystem Inc, Class A 5,999,624
183,281 First Merchants Corp 6,790,561
116,193 Heartland Financial USA Inc 6,913,484
349,129 OceanFirst Financial Corp 6,354,148
70,847 Pinnacle Financial Partners Inc 7,470,816
81,823 Preferred Bank/Los Angeles CA 6,903,407
58,523 Wintrust Financial Corp 6,782,230
TOTAL BANKS 75,944,982
CAPITAL GOODS - 8.7%
42,173 EnerSys 4,084,877
49,026 ESCO Technologies Inc 6,154,724
134,667 Hillenbrand Inc 3,710,076
591,906 (a) Hillman Solutions Corp 6,274,203
32,397 (a) Parsons Corp 3,504,059
301,116 (a) Resideo Technologies Inc 5,922,952
35,404 WESCO International Inc 6,796,506
TOTAL CAPITAL GOODS 36,447,397
COMMERCIAL & PROFESSIONAL SERVICES - 4.3%
239,331 Deluxe Corp 4,489,850
75,650 Korn Ferry 5,344,672
36,804 Maximus Inc 3,181,338
100,977 (a) WNS Holdings Ltd 4,845,886
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 17,861,746
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 1.5%
17,325 Group 1 Automotive Inc 6,311,844
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 6,311,844
CONSUMER DURABLES & APPAREL - 5.1%
170,776 La-Z-Boy Inc 6,498,027
38,710 (a) M/I Homes Inc 5,868,049
102,589 Steven Madden Ltd 4,613,427
41,850 Whirlpool Corp 4,331,894
TOTAL CONSUMER DURABLES & APPAREL 21,311,397
CONSUMER SERVICES - 1.9%
71,403 Dine Brands Global Inc 2,173,507
60,121 (a) Stride Inc 5,608,087
TOTAL CONSUMER SERVICES 7,781,594
ENERGY - 6.9%
91,866 Civitas Resources Inc 4,482,142
140,651 (a) CNX Resources Corp 4,786,354
262,559 Magnolia Oil & Gas Corp, Class A 6,637,492
92,830 Noble Corp PLC 2,968,703
187,145 Northern Oil & Gas Inc 6,784,006
445,239 (a) ProPetro Holding Corp 3,076,601
TOTAL ENERGY 28,735,298
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 8.0%
271,801 Apple Hospitality REIT Inc 4,014,501
66,116 Centerspace 4,605,640
202,024 COPT Defense Properties 6,505,173
87,326 EPR Properties 3,961,981
141,906 Getty Realty Corp 4,454,429

SHARES DESCRIPTION VALUE
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) (continued)
595,578 LXP Industrial Trust $ 5,622,256
117,831 STAG Industrial Inc 4,392,740
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 33,556,720
FINANCIAL SERVICES - 8.0%
545,353 Ladder Capital Corp 6,222,478
98,478 OneMain Holdings Inc 4,891,402
25,438 Piper Sandler Cos 7,215,234
206,741 Radian Group Inc 7,217,328
75,109 Stifel Financial Corp 7,782,795
TOTAL FINANCIAL SERVICES 33,329,237
FOOD, BEVERAGE & TOBACCO - 1.6%
248,633 Primo Water Corp 6,521,644
TOTAL FOOD, BEVERAGE & TOBACCO 6,521,644
HEALTH CARE EQUIPMENT & SERVICES - 3.4%
56,650 (a) Acadia Healthcare Co Inc 2,418,388
47,931 Encompass Health Corp 4,767,217
76,540 (a) Enovis Corp 3,158,806
168,614 (a) Option Care Health Inc 3,884,867
TOTAL HEALTH CARE EQUIPMENT & SERVICES 14,229,278
INSURANCE - 4.8%
243,235 (a) Hamilton Insurance Group Ltd, Class B 4,237,154
33,312 Kemper Corp 2,074,338
22,760 Primerica Inc 6,300,196
106,083 Stewart Information Services Corp 7,298,510
TOTAL INSURANCE 19,910,198
MATERIALS - 5.9%
116,337 Commercial Metals Co 6,258,931
586,876 (a) Ecovyst Inc 3,908,594
86,820 (a) Knife River Corp 8,449,323
80,615 Minerals Technologies Inc 6,069,503
TOTAL MATERIALS 24,686,351
MEDIA & ENTERTAINMENT - 2.1%
444,852 (a) Magnite Inc 5,551,753
67,575 (a) Ziff Davis Inc 3,126,695
TOTAL MEDIA & ENTERTAINMENT 8,678,448
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 4.1%
114,912 (a) Alkermes PLC 2,953,238
156,577 (a) Exelixis Inc 5,198,356
105,306 (a) Immunovant Inc 3,081,254
15,574 (a) Krystal Biotech Inc 2,686,982
45,762 (a) Prestige Consumer Healthcare Inc 3,374,948
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 17,294,778
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.9%
368,264 Kennedy-Wilson Holdings Inc 3,936,742
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 3,936,742
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 1.4%
222,348 (a) MaxLinear Inc 2,883,854
111,396 (a) Veeco Instruments Inc 3,205,977
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 6,089,831
SOFTWARE & SERVICES - 3.5%
26,695 (a) CommVault Systems Inc 4,169,492
91,627 (a) Q2 Holdings Inc 7,757,142
128,280 (a) Verint Systems Inc 2,732,364
TOTAL SOFTWARE & SERVICES 14,658,998
TECHNOLOGY HARDWARE & EQUIPMENT - 4.0%
92,931 Crane NXT Co 5,043,365
399,085 (a) Harmonic Inc 4,425,853
28,648 (a) Plexus Corp 4,128,177
461,017 (a) Stratasys Ltd 3,296,271
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 16,893,666

Portfolio of Investments October 31, 2024
(continued)
Small Cap Value

SHARES DESCRIPTION VALUE
TRANSPORTATION - 1.1%
170,619 Schneider National Inc, Class B $ 4,825,105
TOTAL TRANSPORTATION 4,825,105
UTILITIES - 4.2%
92,581 Black Hills Corp 5,479,869
45,192 ONE Gas Inc 3,220,834
60,015 Otter Tail Corp 4,712,378
65,604 Spire Inc 4,189,472
TOTAL UTILITIES 17,602,553
TOTAL COMMON STOCKS
(Cost $326,235,865) 418,798,121
TOTAL LONG-TERM INVESTMENTS
(Cost $326,235,865) 418,798,121
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS -  0.1%
250,000 REPURCHASE AGREEMENTS - 0 .1% 250,000
$ 250,000 (b) Fixed Income Clearing Corporation 4 .800% 11/01/24 250,000
TOTAL REPURCHASE AGREEMENTS
(Cost $250,000) 250,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $250,000) 250,000
TOTAL INVESTMENTS - 100 .1%
(Cost $ 326,485,865 ) 419,048,121
OTHER ASSETS & LIABILITIES, NET -  (0.1)% (425,464)
NET ASSETS - 100% $ 418,622,657
(a) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(b) Agreement with Fixed Income Clearing Corporation, 4.800% dated 10/31/24 to be repurchased at $250,033 on 11/1/24, collateralized by
Government Agency Securities, with coupon rate 2.375% and maturity date 11/15/49, valued at $255,001.
REIT Real Estate Investment Trust
See Notes to Financial Statements

Statement of Assets and Liabilities
See Notes to Financial Statements

October 31, 2024 Dividend Value Large Cap Select
Mid Cap Growth
Opportunities Mid Cap Value 1
Small Cap
Growth
Opportunities
ASSETS
Long-term investments, at value
†‡
$ 3,249,594,805 $ 47,038,019 $ 177,457,870 $ 445,207,723 $ 236,773,848
Investments purchased with collateral from securities lending, at value
(cost approximates value) – – – – 1,566,886
Short-term investments, at value
◊
2,652,280 150,000 4,397,998 350,000 1,875,000
Cash – 11,205 510 25,725 437,484
Receivables:
Dividends 2,530,409 22,551 8,513 291,147 16,233
Interest 333 20 573 47 250
Investments sold 38,259,005 – 1,428,369 – 865,479
Reclaims 39,200 – – – –
Reimbursement from Adviser 1,441 7,760 6,511 18,702 12,857
Shares sold 68,739 307 91,539 41,203 9,807
Other 403,527 25,961 60,757 49,851 37,697
Total assets 3,293,549,739 47,255,823 183,452,640 445,984,398 241,595,541
LIABILITIES
Payables:
Management fees 1,708,370 26,655 117,354 287,590 163,194
Collateral from securities lending – – – – 1,566,886
Interest 454 3 30 66 24
Investments purchased - regular settlement – – 1,632,021 – 654,629
Shares redeemed 33,040,429 9,762 240,430 776,365 35,819
Accrued expenses:
Custodian fees 161,183 18,186 22,280 36,477 23,981
Directors fees 231,026 934 35,723 17,751 6,591
Professional fees 23,495 3,445 12,112 7,148 4,491
Shareholder reporting expenses 33,243 2,285 8,960 29,418 51,564
Shareholder servicing agent fees 255,742 6,989 73,426 313,842 131,669
12b-1 distribution and service fees 92,158 8,173 29,206 17,764 9,691
Total liabilities 35,546,100 76,432 2,171,542 1,486,421 2,648,539
Net assets $ 3,258,003,639 $ 47,179,391 $ 181,281,098 $ 444,497,977 $ 238,947,002
NET ASSETS CONSIST OF:
Paid-in capital $ 2,430,124,005 $ 28,244,569 $ 159,939,557 $ 291,737,745 $ 198,002,621
Total distributable earnings (loss) 827,879,634 18,934,822 21,341,541 152,760,232 40,944,381
Net assets $ 3,258,003,639 $ 47,179,391 $ 181,281,098 $ 444,497,977 $ 238,947,002
†
Long-term investments, cost $ 2,656,437,712 $ 33,402,804 $ 141,004,111 $ 314,899,784 $ 185,591,096
◊
Short-term investments, cost 2,652,280 150,000 4,397,998 350,000 1,875,000
‡ Includes securities loaned of $ — $ — $ — $ — $ 1,453,770

Statement of Assets and Liabilities
(continued)
See Notes to Financial Statements

October 31, 2024 Small Cap Select Small Cap Value
ASSETS
Long-term investments, at value
†‡
$ 143,396,143 $ 418,798,121
Investments purchased with collateral from securities lending, at value (cost approximates value) 1,124,887 –
Short-term investments, at value
◊
3,147,038 250,000
Cash – 29,868
Receivables:
Dividends 22,195 90,973
Interest 408 33
Investments sold 650,527 –
Reclaims – 2,693
Reimbursement from Adviser 7,441 9,936
Shares sold 115,768 82,656
Other 38,910 71,948
Total assets 148,503,317 419,336,228
LIABILITIES
Payables:
Management fees 98,111 287,115
Collateral from securities lending 1,124,887 –
Interest 13 84
Investments purchased - regular settlement 2,393,395 –
Shares redeemed 88,759 105,979
Accrued expenses:
Custodian fees 23,254 42,060
Directors fees 11,061 38,121
Professional fees 3,320 7,919
Shareholder reporting expenses 8,299 40,513
Shareholder servicing agent fees 54,502 159,925
12b-1 distribution and service fees 11,618 31,855
Total liabilities 3,817,219 713,571
Net assets $ 144,686,098 $ 418,622,657
NET ASSETS CONSIST OF:
Paid-in capital $ 110,894,518 $ 493,400,782
Total distributable earnings (loss) 33,791,580 (74,778,125)
Net assets $ 144,686,098 $ 418,622,657
†
Long-term investments, cost $ 112,534,189 $ 326,235,865
◊
Short-term investments, cost 3,147,038 250,000
‡ Includes securities loaned of $ 1,049,371 $ —

Statement of Assets and Liabilities
(continued)
See Notes to Financial Statements

Dividend Value Large Cap Select
Mid Cap Growth
Opportunities Mid Cap Value 1
Small Cap
Growth
Opportunities
CLASS A:
Net assets $ 395,248,655 $ 32,753,682 $ 135,573,196 $ 66,081,070 $ 44,909,856
Shares outstanding 25,297,322 746,481 5,375,909 1,154,371 1,741,989
Net asset value ("NAV") per share $ 15.62 $ 43.88 $ 25.22 $ 57.24 $ 25.78
Maximum sales charge 5.75% 5.75% 5.75% 5.75% 5.75%
Offering price per share (NAV per share plus maximum sales charge) $ 16.57 $ 46.56 $ 26.76 $ 60.73 $ 27.35
CLASS C:
Net assets $ 8,144,756 $ 1,348,873 $ — $ 4,001,452 $ —
Shares outstanding 534,921 34,866 — 75,979 —
NAV and offering price per share $ 15.23 $ 38.69 $ — $ 52.67 $ —
CLASS R6:
Net assets $ 2,566,211,371 $ — $ 3,014,300 $ 43,311,941 $ 3,032,611
Shares outstanding 159,838,888 — 75,601 747,637 87,603
NAV and offering price per share $ 16.05 $ — $ 39.87 $ 57.93 $ 34.62
CLASS I:
Net assets $ 288,398,857 $ 13,076,836 $ 42,693,602 $ 331,103,514 $ 191,004,535
Shares outstanding 18,145,388 293,598 1,099,991 5,739,706 5,609,714
NAV and offering price per share $ 15.89 $ 44.54 $ 38.81 $ 57.69 $ 34.05
Authorized shares - per class 2 billion 2 billion 2 billion 2 billion 2 billion
Par value per share $ 0.0001 $ 0.0001 $ 0.0001 $ 0.0001 $ 0.0001

Statement of Assets and Liabilities
(continued)
See Notes to Financial Statements

Small Cap Select Small Cap Value
CLASS A:
Net assets $ 54,137,565 $ 95,997,085
Shares outstanding 5,195,903 3,123,597
Net asset value ("NAV") per share $ 10.42 $ 30.73
Maximum sales charge 5.75% 5.75%
Offering price per share (NAV per share plus maximum sales charge) $ 11.06 $ 32.60
CLASS C:
Net assets $ — $ 12,148,200
Shares outstanding — 477,087
NAV and offering price per share $ — $ 25.46
CLASS R6:
Net assets $ 2,474,604 $ 151,043,193
Shares outstanding 163,818 4,694,598
NAV and offering price per share $ 15.11 $ 32.17
CLASS I:
Net assets $ 88,073,929 $ 159,434,179
Shares outstanding 5,861,656 4,990,191
NAV and offering price per share $ 15.03 $ 31.95
Authorized shares - per class 2 billion 2 billion
Par value per share $ 0.0001 $ 0.0001

Statement of Operations
See Notes to Financial Statements

Year Ended October 31, 2024 Dividend Value Large Cap Select
Mid Cap Growth
Opportunities Mid Cap Value 1
INVESTMENT INCOME
Affiliated income $ 1,631,960 $ 19,584 $ 58,315 $ 93,872
Dividends 71,145,408 601,081 870,313 8,763,946
Interest 620,584 8,812 97,152 159,864
Securities lending income, net — — 7,650 402
Tax withheld (98,430) (1,073) (624) (14,041)
Total investment income 73,299,522 628,404 1,032,806 9,004,043
EXPENSES
– – – –
Management fees 19,386,443 301,629 1,471,403 3,405,899
12b-1 service fees - Class A 960,547 76,219 352,435 163,438
12b-1 distribution and service fees - Class C 87,262 14,249 — 43,519
Shareholder servicing agent fees - Class A 369,254 14,508 179,812 93,613
Shareholder servicing agent fees - Class C 8,391 678 — 6,236
Shareholder servicing agent fees - Class R6 151,713 — 1,315 3,259
Shareholder servicing agent fees - Class I 279,879 5,990 58,096 487,794
Interest expense 48,659 1,847 386 737
Directors fees 116,621 1,660 7,010 16,660
Custodian expenses 202,411 23,243 28,157 46,906
Registration fees 69,552 51,909 52,734 68,500
Professional fees 143,279 35,619 43,545 49,049
Shareholder reporting expenses 125,419 15,435 47,312 125,942
Other 196,633 8,650 21,618 37,432
Total expenses before fee waiver/expense reimbursement 22,146,063 551,636 2,263,823 4,548,984
Fee waiver/expense reimbursement (993,205) (113,312) (206,747) (383,837)
Net expenses 21,152,858 438,324 2,057,076 4,165,147
Net investment income (loss) 52,146,664 190,080 (1,024,270) 4,838,896
REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) from:
Investments 280,199,877 5,781,490 14,717,562 21,655,687
Net realized gain (loss) 280,199,877 5,781,490 14,717,562 21,655,687
Change in unrealized appreciation (depreciation) on:
Investments 458,665,014 7,994,680 34,344,406 76,326,081
Net change in unrealized appreciation (depreciation) 458,665,014 7,994,680 34,344,406 76,326,081
Net realized and unrealized gain (loss) 738,864,891 13,776,170 49,061,968 97,981,768
Net increase (decrease) in net assets from operations $ 791,011,555 $ 13,966,250 $ 48,037,698 $ 102,820,664

Statement of Operations
(continued)
See Notes to Financial Statements

Year Ended October 31, 2024
Small Cap Growth
Opportunities Small Cap Select Small Cap Value
INVESTMENT INCOME
Affiliated income $ 127,309 $ 62,405 $ 185,684
Dividends 1,084,021 1,275,946 8,501,817
Interest 134,530 68,095 162,533
Securities lending income, net 4,466 55,582 620
Tax withheld — (4,999) (17,855)
Total investment income 1,350,326 1,457,029 8,832,799
EXPENSES
– – –
Management fees 1,785,554 965,069 3,479,461
12b-1 service fees - Class A 109,149 137,016 245,489
12b-1 distribution and service fees - Class C — — 140,696
Shareholder servicing agent fees - Class A 65,575 82,015 171,719
Shareholder servicing agent fees - Class C — — 24,625
Shareholder servicing agent fees - Class R6 279 1,276 17,295
Shareholder servicing agent fees - Class I 260,571 86,486 313,042
Interest expense 219 589 672
Directors fees 8,167 4,383 15,939
Custodian expenses 33,235 29,203 52,167
Registration fees 55,749 52,859 70,112
Professional fees 37,301 34,041 50,712
Shareholder reporting expenses 149,857 38,061 123,266
Other 31,263 14,114 53,823
Total expenses before fee waiver/expense reimbursement 2,536,919 1,445,112 4,759,018
Fee waiver/expense reimbursement (326,911) (185,753) (456,313)
Net expenses 2,210,008 1,259,359 4,302,705
Net investment income (loss) (859,682) 197,670 4,530,094
REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) from:
Investments 17,321,938 8,481,322 36,672,526
Net realized gain (loss) 17,321,938 8,481,322 36,672,526
Change in unrealized appreciation (depreciation) on:
Investments 47,062,026 22,086,547 74,333,766
Foreign currency translations — — (10)
Net change in unrealized appreciation (depreciation) 47,062,026 22,086,547 74,333,756
Net realized and unrealized gain (loss) 64,383,964 30,567,869 111,006,282
Net increase (decrease) in net assets from operations $ 63,524,282 $ 30,765,539 $ 115,536,376

Statement of Changes in Net Assets
See Notes to Financial Statements

Dividend Value Large Cap Select
Year Ended
10/31/24
Year Ended
10/31/23
Year Ended
10/31/24
Year Ended
10/31/23
OPERATIONS
Net investment income (loss) $ 52,146,664 $ 56,533,890 $ 190,080 $ 214,987
Net realized gain (loss) 280,199,877 116,096,682 5,781,490 530,670
Net change in unrealized appreciation (depreciation) 458,665,014 (188,210,397) 7,994,680 2,292,516
Net increase (decrease) in net assets from operations 791,011,555 (15,579,825) 13,966,250 3,038,173
DISTRIBUTIONS TO SHAREHOLDERS
Dividends:
Class A (18,579,818) (33,416,727) (606,479) (1,403,450)
Class C (377,745) (952,521) (25,413) (77,615)
Class R6 (125,354,255) (218,272,749) — —
Class I (14,910,416) (29,241,102) (280,688) (610,521)
Total distributions (159,222,234) (281,883,099) (912,580) (2,091,586)
FUND SHARE TRANSACTIONS
Subscriptions 276,268,617 306,839,013 4,433,188 7,719,723
Reinvestments of distributions 157,449,904 278,153,003 802,722 1,793,199
Redemptions (638,834,131) (820,742,112) (6,031,885) (9,881,711)
Net increase (decrease) from Fund share transactions (205,115,610) (235,750,096) (795,975) (368,789)
Net increase (decrease) in net assets 426,673,711 (533,213,020) 12,257,695 577,798
Net assets at the beginning of period 2,831,329,928 3,364,542,948 34,921,696 34,343,898
Net assets at the end of period $ 3,258,003,639 $ 2,831,329,928 $ 47,179,391 $ 34,921,696

Statement of Changes in Net Assets
(continued)
See Notes to Financial Statements

Mid Cap Growth Opportunities Mid Cap Value 1
Year Ended
10/31/24
Year Ended
10/31/23
Year Ended
10/31/24
Year Ended
10/31/23
OPERATIONS
Net investment income (loss) $ (1,024,270) $ (873,118) $ 4,838,896 $ 5,833,693
Net realized gain (loss) 14,717,562 7,146,495 21,655,687 12,290,899
Net change in unrealized appreciation (depreciation) 34,344,406 (3,224,225) 76,326,081 (17,544,312)
Net increase (decrease) in net assets from operations 48,037,698 3,049,152 102,820,664 580,280
DISTRIBUTIONS TO SHAREHOLDERS
Dividends:
Class A — — (2,019,220) (3,789,801)
Class C — — (125,640) (299,981)
Class R6 — — (1,187,731) (2,052,356)
Class I — — (11,470,002) (22,357,558)
Total distributions — — (14,802,593) (28,499,696)
FUND SHARE TRANSACTIONS
Subscriptions 11,470,516 10,179,424 58,609,808 90,896,314
Reinvestments of distributions — — 14,161,089 27,250,663
Redemptions (47,090,410) (79,581,168) (128,066,918) (150,059,245)
Net increase (decrease) from Fund share transactions (35,619,894) (69,401,744) (55,296,021) (31,912,268)
Net increase (decrease) in net assets 12,417,804 (66,352,592) 32,722,050 (59,831,684)
Net assets at the beginning of period 168,863,294 235,215,886 411,775,927 471,607,611
Net assets at the end of period $ 181,281,098 $ 168,863,294 $ 444,497,977 $ 411,775,927

Statement of Changes in Net Assets
(continued)
See Notes to Financial Statements

Small Cap Growth Opportunities Small Cap Select
Year Ended
10/31/24
Year Ended
10/31/23
Year Ended
10/31/24
Year Ended
10/31/23
OPERATIONS
Net investment income (loss) $ (859,682) $ (794,829) $ 197,670 $ (14,178)
Net realized gain (loss) 17,321,938 3,123,649 8,481,322 (1,638,448)
Net change in unrealized appreciation (depreciation) 47,062,026 (12,643,246) 22,086,547 (2,011,961)
Net increase (decrease) in net assets from operations 63,524,282 (10,314,426) 30,765,539 (3,664,587)
DISTRIBUTIONS TO SHAREHOLDERS
Dividends:
Class A — — — (7,234)
Class R6 — — — (1,547)
Class I — — — (18,034)
Return of Capital:
Class A — — — (67,002)
Class R6 — — — (14,330)
Class I — — — (167,034)
Total distributions — — — (275,181)
FUND SHARE TRANSACTIONS
Subscriptions 35,735,253 49,673,677 50,484,267 15,560,260
Reinvestments of distributions — — — 269,051
Redemptions (37,813,845) (35,662,400) (34,028,740) (27,150,709)
Net increase (decrease) from Fund share transactions (2,078,592) 14,011,277 16,455,527 (11,321,398)
Net increase (decrease) in net assets 61,445,690 3,696,851 47,221,066 (15,261,166)
Net assets at the beginning of period 177,501,312 173,804,461 97,465,032 112,726,198
Net assets at the end of period $ 238,947,002 $ 177,501,312 $ 144,686,098 $ 97,465,032

Statement of Changes in Net Assets
(continued)
See Notes to Financial Statements

Small Cap Value
Year Ended
10/31/24
Year Ended
10/31/23
OPERATIONS
Net investment income (loss) $ 4,530,094 $ 5,233,115
Net realized gain (loss) 36,672,526 12,870,935
Net change in unrealized appreciation (depreciation) 74,333,756 (63,840,948)
Net increase (decrease) in net assets from operations 115,536,376 (45,736,898)
DISTRIBUTIONS TO SHAREHOLDERS
Dividends:
Class A (791,879) (1,025,807)
Class C (15,667) (33,832)
Class R6 (1,761,739) (1,973,745)
Class I (2,442,224) (3,004,980)
Total distributions (5,011,509) (6,038,364)
FUND SHARE TRANSACTIONS
Subscriptions 57,888,159 82,860,205
Reinvestments of distributions 4,192,110 5,010,173
Redemptions (199,452,534) (139,202,623)
Net increase (decrease) from Fund share transactions (137,372,265) (51,332,245)
Net increase (decrease) in net assets (26,847,398) (103,107,507)
Net assets at the beginning of period 445,470,055 548,577,562
Net assets at the end of period $ 418,622,657 $ 445,470,055

Financial Highlights

The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income (NII)
(Loss)(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Net Realized
Gains Total
Net Asset
Value,
End of
Period
Dividend Value
Class
A
10/31/24
$ 12.74 $ 0.20 $ 3.38 $ 3.58 $ (0.20) $ (0.50) $ (0.70) $ 15.62
10/31/23
14.12 0.20 (0.37) (0.17) (0.25) (0.96) (1.21) 12.74
10/31/22
15.97 0.24 (0.67) (0.43) (0.20) (1.22) (1.42) 14.12
10/31/21
11.44 0.20 4.50 4.70 (0.17) — (0.17) 15.97
10/31/20
14.21 0.25 (1.98) (1.73) (0.23) (0.81) (1.04) 11.44
Class
C
10/31/24
12.43 0.09 3.30 3.39 (0.09) (0.50) (0.59) 15.23
10/31/23
13.80 0.10 (0.37) (0.27) (0.14) (0.96) (1.10) 12.43
10/31/22
15.63 0.12 (0.64) (0.52) (0.09) (1.22) (1.31) 13.80
10/31/21
11.21 0.09 4.40 4.49 (0.07) — (0.07) 15.63
10/31/20
13.93 0.15 (1.92) (1.77) (0.14) (0.81) (0.95) 11.21
Class
R6
10/31/24
13.08 0.26 3.47 3.73 (0.26) (0.50) (0.76) 16.05
10/31/23
14.47 0.26 (0.39) (0.13) (0.30) (0.96) (1.26) 13.08
10/31/22
16.34 0.29 (0.68) (0.39) (0.26) (1.22) (1.48) 14.47
10/31/21
11.72 0.26 4.60 4.86 (0.24) — (0.24) 16.34
10/31/20
14.54 0.30 (2.02) (1.72) (0.29) (0.81) (1.10) 11.72
Class
I
10/31/24
12.95 0.24 3.44 3.68 (0.24) (0.50) (0.74) 15.89
10/31/23
14.34 0.24 (0.39) (0.15) (0.28) (0.96) (1.24) 12.95
10/31/22
16.20 0.27 (0.67) (0.40) (0.24) (1.22) (1.46) 14.34
10/31/21
11.61 0.24 4.57 4.81 (0.22) — (0.22) 16.20
10/31/20
14.42 0.28 (2.01) (1.73) (0.27) (0.81) (1.08) 11.61
(a)
Based on average shares outstanding.
(b)
Total returns are at NAV and do not include any sales charge. Total returns are not annualized.
(c)
After fee waiver and/or expense reimbursement from the Adviser, where applicable. See Notes to Financial Statements for more information.
(d)
Includes voluntary compensation from the Adviser as further described in the Notes to Financial Statements.

See Notes to Financial Statements.

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return(b)
Net
Assets,
End of
Period (000)
Gross
Expenses
Net
Expenses(c)
NII
(Loss)(c),(d)
Portfolio
Turnover
Rate
28 .86% $ 395,249 0 .99% 0 .96% 1 .37% 79%
( 1 .39 ) 342,301 1 .00 0 .96 1 .51 82
( 3 .00 ) 390,219 1 .00 0 .96 1 .63 81
41 .25 434,105 1 .00 0 .96 1 .32 97
( 13 .12 ) 158,645 1 .09 1 .09 2 .00 117
27 .98 8,145 1 .74 1 .71 0 .63 79
( 2 .14 ) 8,404 1 .75 1 .71 0 .77 82
( 3 .72 ) 11,931 1 .75 1 .71 0 .85 81
40 .10 16,356 1 .75 1 .71 0 .60 97
( 13 .75 ) 11,881 1 .84 1 .84 1 .24 117
29 .28 2,566,211 0 .65 0 .62 1 .70 79
( 1 .03 ) 2,210,275 0 .65 0 .61 1 .86 82
( 2 .65 ) 2,619,891 0 .65 0 .61 1 .98 81
41 .71 3,102,035 0 .64 0 .60 1 .73 97
( 12 .80 ) 2,025,717 0 .70 0 .70 2 .41 117
29 .19 288,399 0 .74 0 .71 1 .62 79
( 1 .16 ) 270,350 0 .75 0 .71 1 .77 82
( 2 .75 ) 342,502 0 .75 0 .71 1 .85 81
41 .59 466,940 0 .75 0 .71 1 .61 97
( 12 .96 ) 408,828 0 .84 0 .84 2 .25 117

Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income (NII)
(Loss)(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Net Realized
Gains Total
Net Asset
Value,
End of
Period
Large Cap Select
Class
A
10/31/24
$ 32.17 $ 0.15 $ 12.35 $ 12.50 $ (0.19) $ (0.60) $ (0.79) $ 43.88
10/31/23
31.11 0.18 2.76 2.94 (0.21) (1.67) (1.88) 32.17
10/31/22
45.19 0.19 (5.82) (5.63) (0.10) (8.35) (8.45) 31.11
10/31/21
32.12 0.07 13.28 13.35 (0.17) (0.11) (0.28) 45.19
10/31/20
30.71 0.17 1.61 1.78 (0.37) — (0.37) 32.12
Class
C
10/31/24
28.49 (0.13) 10.93 10.80 — (0.60) (0.60) 38.69
10/31/23
27.75 (0.05) 2.46 2.41 — (1.67) (1.67) 28.49
10/31/22
41.45 (0.06) (5.20) (5.26) (0.09) (8.35) (8.44) 27.75
10/31/21
29.56 (0.21) 12.21 12.00 — (0.11) (0.11) 41.45
10/31/20
28.28 (0.06) 1.47 1.41 (0.13) — (0.13) 29.56
Class
I
10/31/24
32.64 0.25 12.53 12.78 (0.28) (0.60) (0.88) 44.54
10/31/23
31.55 0.26 2.80 3.06 (0.30) (1.67) (1.97) 32.64
10/31/22
45.61 0.26 (5.87) (5.61) (0.10) (8.35) (8.45) 31.55
10/31/21
32.41 0.18 13.38 13.56 (0.25) (0.11) (0.36) 45.61
10/31/20
30.98 0.25 1.62 1.87 (0.44) — (0.44) 32.41
(a)
Based on average shares outstanding.
(b)
Total returns are at NAV and do not include any sales charge. Total returns are not annualized.
(c)
After fee waiver and/or expense reimbursement from the Adviser, where applicable. See Notes to Financial Statements for more information.
(d)
Includes voluntary compensation from the Adviser as further described in the Notes to Financial Statements.

See Notes to Financial Statements.

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return(b)
Net
Assets,
End of
Period (000)
Gross
Expenses
Net
Expenses(c)
NII
(Loss)(c),(d)
Portfolio
Turnover
Rate
39 .42% $ 32,754 1 .29% 1 .03% 0 .38% 76%
10 .13 24,952 1 .37 1 .05 0 .57 89
( 15 .56 ) 23,157 1 .32 1 .05 0 .54 78
41 .77 31,724 1 .29 1 .05 0 .18 83
5 .76 24,135 1 .30 1 .11 0 .54 101
38 .38 1,349 2 .04 1 .78 ( 0 .36 ) 76
9 .30 1,212 2 .12 1 .80 ( 0 .18 ) 89
( 16 .18 ) 1,334 2 .07 1 .80 ( 0 .20 ) 78
40 .68 1,790 2 .04 1 .80 ( 0 .56 ) 83
4 .99 1,743 2 .05 1 .86 ( 0 .21 ) 101
39 .76 13,077 1 .04 0 .78 0 .63 76
10 .40 8,758 1 .12 0 .80 0 .81 89
( 15 .33 ) 9,854 1 .07 0 .80 0 .75 78
42 .11 18,605 1 .04 0 .80 0 .43 83
6 .02 16,030 1 .05 0 .86 0 .79 101

Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income (NII)
(Loss)(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Net Realized
Gains Total
Net Asset
Value,
End of
Period
Mid Cap Growth Opportunities
Class
A
10/31/24
$ 19.47 $ (0.15) $ 5.90 $ 5.75 $ — $ — $ — $ 25.22
10/31/23
19.43 (0.11) 0.15 0.04 — — — 19.47
10/31/22
41.71 (0.14) (11.98) (12.12) — (10.16) (10.16) 19.43
10/31/21
34.24 (0.32) 12.82 12.50 — (5.03) (5.03) 41.71
10/31/20
33.66 (0.09) 8.01 7.92 — (7.34) (7.34) 34.24
Class
R6
10/31/24
30.67 (0.10) 9.30 9.20 — — — 39.87
10/31/23
30.52 (0.07) 0.22 0.15 — — — 30.67
10/31/22
58.90 (0.09) (18.13) (18.22) — (10.16) (10.16) 30.52
10/31/21
46.46 (0.27) 17.74 17.47 — (5.03) (5.03) 58.90
10/31/20
43.07 0.03 10.70 10.73 — (7.34) (7.34) 46.46
Class
I
10/31/24
29.88 (0.13) 9.06 8.93 — — — 38.81
10/31/23
29.75 (0.08) 0.21 0.13 — — — 29.88
10/31/22
57.74 (0.13) (17.70) (17.83) — (10.16) (10.16) 29.75
10/31/21
45.67 (0.31) 17.41 17.10 — (5.03) (5.03) 57.74
10/31/20
42.49 (0.01) 10.53 10.52 — (7.34) (7.34) 45.67
(a)
Based on average shares outstanding.
(b)
Total returns are at NAV and do not include any sales charge. Total returns are not annualized.
(c)
After fee waiver and/or expense reimbursement from the Adviser, where applicable. See Notes to Financial Statements for more information.
(d)
Includes voluntary compensation from the Adviser as further described in the Notes to Financial Statements.

See Notes to Financial Statements.

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return(b)
Net
Assets,
End of
Period (000)
Gross
Expenses
Net
Expenses(c)
NII
(Loss)(c),(d)
Portfolio
Turnover
Rate
29 .53% $ 135,573 1 .26% 1 .15% ( 0 .61 ) % 58%
0 .21 123,317 1 .25 1 .17 ( 0 .51 ) 71
( 36 .06 ) 142,840 1 .23 1 .17 ( 0 .60 ) 67
38 .97 252,552 1 .20 1 .17 ( 0 .84 ) 89
28 .09 185,219 1 .24 1 .17 ( 0 .29 ) 89
30 .03 3,014 0 .93 0 .82 ( 0 .28 ) 58
0 .49 2,550 0 .91 0 .83 ( 0 .21 ) 71
( 35 .86 ) 20,897 0 .89 0 .83 ( 0 .25 ) 67
39 .45 31,945 0 .86 0 .83 ( 0 .50 ) 89
28 .54 28,966 0 .88 0 .81 0 .06 89
29 .92 42,694 1 .01 0 .90 ( 0 .35 ) 58
0 .44 42,996 1 .00 0 .92 ( 0 .26 ) 71
( 35 .91 ) 71,478 0 .98 0 .92 ( 0 .35 ) 67
39 .31 164,813 0 .95 0 .92 ( 0 .58 ) 89
28 .38 150,875 0 .99 0 .92 ( 0 .03 ) 89

Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income (NII)
(Loss)(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Net Realized
Gains Total
Net Asset
Value,
End of
Period
Mid Cap Value 1
Class
A
10/31/24
$ 46.86 $ 0.46 $ 11.54 $ 12.00 $ (0.50) $ (1.12) $ (1.62) $ 57.24
10/31/23
50.13 0.52 (0.84) (0.32) (0.53) (2.42) (2.95) 46.86
10/31/22
56.38 0.54 (3.88) (3.34) (0.35) (2.56) (2.91) 50.13
10/31/21
36.53 0.29 20.01 20.30 (0.45) — (0.45) 56.38
10/31/20
41.07 0.43 (4.59) (4.16) (0.38) — (0.38) 36.53
Class
C
10/31/24
43.21 0.07 10.63 10.70 (0.12) (1.12) (1.24) 52.67
10/31/23
46.38 0.15 (0.77) (0.62) (0.13) (2.42) (2.55) 43.21
10/31/22
52.74 0.14 (3.62) (3.48) (0.32) (2.56) (2.88) 46.38
10/31/21
34.21 (0.09) 18.79 18.70 (0.17) — (0.17) 52.74
10/31/20
38.49 0.14 (4.34) (4.20) (0.08) — (0.08) 34.21
Class
R6
10/31/24
47.41 0.68 11.66 12.34 (0.70) (1.12) (1.82) 57.93
10/31/23
50.71 0.72 (0.85) (0.13) (0.75) (2.42) (3.17) 47.41
10/31/22
56.81 0.74 (3.93) (3.19) (0.35) (2.56) (2.91) 50.71
10/31/21
36.78 0.49 20.13 20.62 (0.59) — (0.59) 56.81
10/31/20
41.32 0.57 (4.59) (4.02) (0.52) — (0.52) 36.78
Class
I
10/31/24
47.20 0.60 11.63 12.23 (0.62) (1.12) (1.74) 57.69
10/31/23
50.49 0.65 (0.86) (0.21) (0.66) (2.42) (3.08) 47.20
10/31/22
56.64 0.68 (3.92) (3.24) (0.35) (2.56) (2.91) 50.49
10/31/21
36.69 0.41 20.09 20.50 (0.55) — (0.55) 56.64
10/31/20
41.24 0.52 (4.59) (4.07) (0.48) — (0.48) 36.69
(a)
Based on average shares outstanding.
(b)
Total returns are at NAV and do not include any sales charge. Total returns are not annualized.
(c)
After fee waiver and/or expense reimbursement from the Adviser, where applicable. See Notes to Financial Statements for more information.
(d)
Includes voluntary compensation from the Adviser as further described in the Notes to Financial Statements.

See Notes to Financial Statements.

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return(b)
Net
Assets,
End of
Period (000)
Gross
Expenses
Net
Expenses(c)
NII
(Loss)(c),(d)
Portfolio
Turnover
Rate
25.98% $ 66,081 1.23% 1.14% 0.86% 20%
(0.65) 58,995 1.25 1.16 1.06 28
(6.29) 63,992 1.21 1.16 1.03 38
55.98 73,571 1.28 1.16 0.59 31
(10.26) 41,258 1.27 1.17 1.16 56
25.06 4,001 1.98 1.89 0.13 20
(1.38) 4,512 2.00 1.91 0.33 28
(7.02) 5,552 1.96 1.91 0.28 38
54.80 6,026 2.03 1.91 (0.20) 31
(10.94) 4,649 2.02 1.92 0.40 56
26.47 43,312 0.85 0.76 1.24 20
(0.25) 31,554 0.85 0.76 1.45 28
(5.96) 32,383 0.84 0.79 1.39 38
56.59 26,190 0.87 0.75 0.99 31
(9.91) 16,762 0.89 0.78 1.54 56
26.33 331,104 0.98 0.89 1.11 20
(0.41) 316,716 1.00 0.91 1.31 28
(6.07) 369,680 0.96 0.91 1.29 38
56.35 298,350 1.03 0.91 0.83 31
(10.03) 214,089 1.02 0.92 1.41 56

Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income (NII)
(Loss)(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Net Realized
Gains Total
Net Asset
Value,
End of
Period
Small Cap Growth Opportunities
Class
A
10/31/24
$ 18.97 $ (0.14) $ 6.95 $ 6.81 $ — $ — $ — $ 25.78
10/31/23
20.05 (0.13) (0.95) (1.08) — — — 18.97
10/31/22
34.74 (0.16) (8.03) (8.19) — (6.50) (6.50) 20.05
10/31/21
27.35 (0.28) 11.44 11.16 (0.01) (3.76) (3.77) 34.74
10/31/20
20.96 (0.18) 6.57 6.39 — — — 27.35
Class
R6
10/31/24
25.37 (0.07) 9.32 9.25 — — — 34.62
10/31/23
26.71 (0.06) (1.28) (1.34) — — — 25.37
10/31/22
43.84 (0.09) (10.54) (10.63) — (6.50) (6.50) 26.71
10/31/21
33.69 (0.15) 14.22 14.07 (0.16) (3.76) (3.92) 43.84
10/31/20
25.69 (0.07) 8.07 8.00 — — — 33.69
Class
I
10/31/24
24.99 (0.11) 9.17 9.06 — — — 34.05
10/31/23
26.34 (0.10) (1.25) (1.35) — — — 24.99
10/31/22
43.39 (0.15) (10.40) (10.55) — (6.50) (6.50) 26.34
10/31/21
33.38 (0.25) 14.11 13.86 (0.09) (3.76) (3.85) 43.39
10/31/20
25.51 (0.14) 8.01 7.87 — — — 33.38
(a)
Based on average shares outstanding.
(b)
Total returns are at NAV and do not include any sales charge. Total returns are not annualized.
(c)
After fee waiver and/or expense reimbursement from the Adviser, where applicable. See Notes to Financial Statements for more information.
(d)
Includes voluntary compensation from the Adviser as further described in the Notes to Financial Statements.

See Notes to Financial Statements.

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return(b)
Net
Assets,
End of
Period (000)
Gross
Expenses
Net
Expenses(c)
NII
(Loss)(c),(d)
Portfolio
Turnover
Rate
35 .95% $ 44,910 1 .36% 1 .21% ( 0 .59 ) % 67%
( 5 .39 ) 36,065 1 .36 1 .23 ( 0 .63 ) 65
( 28 .03 ) 41,159 1 .35 1 .22 ( 0 .72 ) 65
43 .38 59,901 1 .33 1 .21 ( 0 .88 ) 97
30 .55 41,683 1 .42 1 .22 ( 0 .77 ) 105
36 .41 3,033 0 .97 0 .82 ( 0 .21 ) 67
( 4 .98 ) 866 0 .96 0 .83 ( 0 .20 ) 65
( 27 .74 ) 644 0 .95 0 .82 ( 0 .30 ) 65
43 .98 590 0 .93 0 .81 ( 0 .39 ) 97
31 .14 1,038 0 .98 0 .78 ( 0 .26 ) 105
36 .29 191,005 1 .11 0 .96 ( 0 .34 ) 67
( 5 .13 ) 140,570 1 .11 0 .98 ( 0 .37 ) 65
( 27 .86 ) 132,002 1 .10 0 .97 ( 0 .51 ) 65
43 .74 305,544 1 .08 0 .96 ( 0 .62 ) 97
30 .81 168,931 1 .17 0 .97 ( 0 .51 ) 105

Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(NII)
(Loss)(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Net Realized
Gains
Return
of
Capital Total
Net Asset
Value,
End of
Period
Small Cap Select
Class
A
10/31/24
$ 7.82 $ — (e) $ 2.60 $ 2.60 $ — $ — $ — $ — $ 10.42
10/31/23
8.17 (0.01) (0.33) (0.34) ( — ) (e) — (0.01) (0.01) 7.82
10/31/22
11.89 ( — ) (e) (1.83) (1.83) — (1.89) — (1.89) 8.17
10/31/21
7.83 (0.03) 4.23 4.20 ( — ) (e) (0.14) — (0.14) 11.89
10/31/20
7.71 ( — ) (e) 0.13 0.13 (0.01) — — (0.01) 7.83
Class
R6
10/31/24
11.30 0.06 3.75 3.81 — — — — 15.11
10/31/23
11.80 0.03 (0.47) (0.44) (0.01) — (0.05) (0.06) 11.30
10/31/22
16.26 0.04 (2.61) (2.57) — (1.89) — (1.89) 11.80
10/31/21
10.66 0.01 5.77 5.78 (0.04) (0.14) — (0.18) 16.26
10/31/20
10.49 0.03 0.20 0.23 (0.06) — — (0.06) 10.66
Class
I
10/31/24
11.26 0.04 3.73 3.77 — — — — 15.03
10/31/23
11.75 0.01 (0.45) (0.44) (0.01) — (0.04) (0.05) 11.26
10/31/22
16.21 0.03 (2.60) (2.57) — (1.89) — (1.89) 11.75
10/31/21
10.63 (0.01) 5.76 5.75 (0.03) (0.14) — (0.17) 16.21
10/31/20
10.46 0.02 0.19 0.21 (0.04) — — (0.04) 10.63
(a)
Based on average shares outstanding.
(b)
Total returns are at NAV and do not include any sales charge. Total returns are not annualized.
(c)
After fee waiver and/or expense reimbursement from the Adviser, where applicable. See Notes to Financial Statements for more information.
(d)
Includes voluntary compensation from the Adviser as further described in the Notes to Financial Statements.
(e)
Value rounded to zero.

See Notes to Financial Statements.

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return(b)
Net
Assets,
End of
Period (000)
Gross
Expenses
Net
Expenses(c)
NII
(Loss)(c),(d)
Portfolio
Turnover
Rate
33 .25% $ 54,138 1 .38% 1 .22% 0 .04% 56%
( 4 .15 ) 48,067 1 .41 1 .24 ( 0 .14 ) 42
( 17 .84 ) 56,476 1 .40 1 .24 ( 0 .05 ) 63
54 .06 78,047 1 .39 1 .24 ( 0 .30 ) 91
1 .70 49,513 1 .48 1 .24 ( 0 .05 ) 90
33 .72 2,475 1 .01 0 .85 0 .42 56
( 3 .73 ) 4,212 1 .03 0 .86 0 .24 42
( 17 .57 ) 3,135 1 .02 0 .86 0 .32 63
54 .60 2,791 1 .03 0 .87 0 .06 91
2 .15 1,994 1 .09 0 .86 0 .32 90
33 .60 88,074 1 .12 0 .96 0 .27 56
( 3 .87 ) 45,185 1 .16 0 .99 0 .11 42
( 17 .63 ) 53,115 1 .15 0 .99 0 .20 63
54 .43 74,479 1 .14 0 .99 ( 0 .04 ) 91
2 .00 31,341 1 .23 0 .99 0 .19 90

Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income (NII)
(Loss)(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Net Realized
Gains Total
Net Asset
Value,
End of
Period
Small Cap Value
Class
A
10/31/24
$ 23.89 $ 0.23 $ 6.83 $ 7.06 $ (0.22) $ — $ (0.22) $ 30.73
10/31/23
26.52 0.21 (2.60) (2.39) (0.24) — (0.24) 23.89
10/31/22
28.36 0.21 (1.90) (1.69) (0.15) — (0.15) 26.52
10/31/21
17.30 0.04 11.09 11.13 (0.07) — (0.07) 28.36
10/31/20
22.19 0.09 (4.77) (4.68) (0.21) — (0.21) 17.30
Class
C
10/31/24
19.81 0.02 5.65 5.67 (0.02) — (0.02) 25.46
10/31/23
21.99 0.01 (2.15) (2.14) (0.04) — (0.04) 19.81
10/31/22
23.68 — (e) (1.56) (1.56) (0.13) — (0.13) 21.99
10/31/21
14.51 (0.13) 9.30 9.17 — — — 23.68
10/31/20
18.62 (0.04) (4.03) (4.07) (0.04) — (0.04) 14.51
Class
R6
10/31/24
25.00 0.37 7.13 7.50 (0.33) — (0.33) 32.17
10/31/23
27.75 0.33 (2.72) (2.39) (0.36) — (0.36) 25.00
10/31/22
29.55 0.33 (1.97) (1.64) (0.16) — (0.16) 27.75
10/31/21
18.02 0.12 11.57 11.69 (0.16) — (0.16) 29.55
10/31/20
23.09 0.15 (4.93) (4.78) (0.29) — (0.29) 18.02
Class
I
10/31/24
24.83 0.32 7.09 7.41 (0.29) — (0.29) 31.95
10/31/23
27.57 0.28 (2.70) (2.42) (0.32) — (0.32) 24.83
10/31/22
29.41 0.29 (1.97) (1.68) (0.16) — (0.16) 27.57
10/31/21
17.93 0.11 11.49 11.60 (0.12) — (0.12) 29.41
10/31/20
23.00 0.16 (4.96) (4.80) (0.27) — (0.27) 17.93
(a)
Based on average shares outstanding.
(b)
Total returns are at NAV and do not include any sales charge. Total returns are not annualized.
(c)
After fee waiver and/or expense reimbursement from the Adviser, where applicable. See Notes to Financial Statements for more information.
(d)
Includes voluntary compensation from the Adviser as further described in the Notes to Financial Statements.
(e)
Value rounded to zero.

See Notes to Financial Statements.

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return(b)
Net
Assets,
End of
Period (000)
Gross
Expenses
Net
Expenses(c)
NII
(Loss)(c),(d)
Portfolio
Turnover
Rate
29 .64% $ 95,997 1 .31% 1 .20% 0 .80% 23%
( 9 .05 ) 87,298 1 .28 1 .21 0 .81 31
( 6 .00 ) 113,227 1 .25 1 .20 0 .77 31
64 .47 138,585 1 .25 1 .20 0 .16 36
( 21 .33 ) 105,402 1 .30 1 .20 0 .48 30
28 .65 12,148 2 .06 1 .95 0 .06 23
( 9 .72 ) 14,623 2 .03 1 .96 0 .07 31
( 6 .70 ) 21,592 2 .00 1 .95 0 .02 31
63 .20 28,500 2 .00 1 .95 ( 0 .62 ) 36
( 21 .93 ) 22,263 2 .05 1 .95 ( 0 .28 ) 30
30 .14 151,043 0 .90 0 .79 1 .23 23
( 8 .67 ) 132,277 0 .87 0 .80 1 .22 31
( 5 .60 ) 152,178 0 .86 0 .81 1 .17 31
65 .14 182,835 0 .85 0 .81 0 .45 36
( 21 .01 ) 85,491 0 .86 0 .76 0 .81 30
29 .97 159,434 1 .06 0 .95 1 .10 23
( 8 .83 ) 211,272 1 .03 0 .96 1 .06 31
( 5 .76 ) 261,581 1 .00 0 .95 1 .02 31
64 .91 371,179 1 .00 0 .95 0 .42 36
( 21 .14 ) 457,676 1 .05 0 .95 0 .81 30

Notes to Financial Statements
1. General Information
Trust and Fund Information:
Nuveen Investment Funds, Inc. (the “Trust”), is an open-end management investment company registered under the Investment Company Act of 1940, (the “1940 Act”), as amended. The Trust is comprised of Nuveen Dividend Value Fund (“Dividend Value”),
Nuveen Large Cap Select Fund (“Large Cap Select”), Nuveen Mid Cap Growth Opportunities Fund (“Mid Cap Growth Opportunities”), Nuveen
Mid Cap Value 1 Fund (“Mid Cap Value 1”), Nuveen Small Cap Growth Opportunities Fund (“Small Cap Growth Opportunities”), Nuveen Small Cap
Select Fund (“Small Cap Select”) and Nuveen Small Cap Value Fund (“Small Cap Value”), (each a “Fund” and collectively, the “Funds”), among others. The Trust was incorporated in the State of Maryland on August 20, 1987.
Current Fiscal Period:
The end of the reporting period for the Funds is October 31, 2024, and the period covered by these Notes to Financial
Statements is the fiscal year ended October 31, 2024 (the "current fiscal period").
Fund Name Changes
: Effective May 1, 2024, Nuveen Mid Cap Value Fund changed its name as noted above to Mid Cap Value 1 and therefore all references to the name of the Fund in this report have been updated.
Fund Reorganization:
On September 19, 2024, the reorganization of Mid Cap Value 1 into Nuveen Mid Cap Value Fund, a series of TIAA-CREF
Funds, was approved by the Funds’ Board of Directors/Trustees (the “Board”). The reorganization is pending shareholder approval.
Investment Adviser and Sub-Adviser:
The Funds’ investment adviser is Nuveen Fund Advisors, LLC (the “Adviser”), a subsidiary of Nuveen, LLC
(“Nuveen”). Nuveen is the investment management arm of Teachers Insurance and Annuity Association of America (TIAA). The Adviser has overall responsibility for management of the Funds, oversees the management of the Funds’ portfolios, manages the Funds’ business affairs and provides certain clerical, bookkeeping and other administrative services, and, if necessary, asset allocation decisions. The Adviser has entered into sub-
advisory agreements with Nuveen Asset Management, LLC (the “Sub-Adviser”), a subsidiary of the Adviser, under which the Sub-Adviser manages the investment portfolios of the Funds.
Share Classes and Sales Charges:
Class A Shares are generally sold with an up-front sales charge. Class A Share purchases of $1 million or more are sold at net asset value (“NAV”) without an up-front sales charge but may be subject to a contingent deferred sales charge (“CDSC”) of 1%
if redeemed within eighteen months of purchase. Class C Shares are sold without an up-front sales charge but are subject to a CDSC of 1% if redeemed within twelve months of purchase. Class R6 Shares and Class I Shares are sold without an upfront sales charge.
2. Significant Accounting Policies
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. Each Fund is an investment company and follows accounting guidance in the Financial Accounting Standards Board (“FASB”)
Accounting Standards Codification 946, Financial Services — Investment Companies. The net asset value ("NAV") for financial reporting purposes may differ from the NAV for processing security and shareholder transactions. The NAV for financial reporting purposes includes security and common share transactions through the date of the report. Total return is computed based on the NAV used for processing security and common share transactions. The following is a summary of the significant accounting policies consistently followed by the Funds.
Compensation:
The Trust pays no compensation directly to those of its officers, all of whom receive remuneration for their services to the Trust from the Adviser or its affiliates. The Funds’ Board of Directors (the "Board") has adopted a deferred compensation plan for independent directors that enables directors to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen-advised funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen-advised funds.
Distributions to Shareholders:
Distributions to shareholders are recorded on the ex-dividend date. The amount, character and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.
Foreign Currency Transactions and Translation:
The books and records of the Fund are maintained in U.S. dollars. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollars at the end of each day. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
Net realized foreign currency gains and losses resulting from changes in exchange rates associated with (i) foreign currency, (ii) investments and (iii)
derivatives include foreign currency gains and losses between trade date and settlement date of the transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received are recognized as a component of “Net realized gain (loss) from foreign currency transactions” on the Statement of Operations, when applicable.
The unrealized gains and losses resulting from changes in foreign currency exchange rates and changes in foreign exchange rates associated with
(i) investments and (ii) other assets and liabilities are recognized as a component of “Change in unrealized appreciation (depreciation) on foreign currency translations” on the Statement of Operations, when applicable. The unrealized gains and losses resulting from changes in foreign exchange rates associated with investments in derivatives are recognized as a component of the respective derivative’s related “Change in unrealized appreciation (depreciation)” on the Statement of Operations, when applicable.
Foreign Taxes:
The Funds may be subject to foreign taxes on income, gains on investments or foreign currency repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon the current interpretation of tax rules and regulations that exist in the markets in which the Funds invest.

Indemnifications:
Under the Trust’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that provide general indemnifications to other parties. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
Investments and Investment Income:
Securities transactions are accounted for as of the trade date for financial reporting purposes. Realized gains and losses on securities transactions are based upon the specific identification method. Dividend income is recorded on the ex-dividend date or, for certain foreign securities, when information is available. Non-cash dividends received in the form of stock, if any, are recognized on the ex-
dividend date and recorded at fair value. Interest income is recorded on an accrual basis. Securities lending income is comprised of fees earned from borrowers and income earned on cash collateral investments.
Multiclass Operations and Allocations:
Income and expenses of the Funds that are not directly attributable to a specific class of shares are prorated among the classes based on the relative net assets of each class. Expenses directly attributable to a class of shares are recorded to the specific class.
12b-1 distribution and service fees are allocated on a class-specific basis.
Sub-transfer agent fees and similar fees, which are recognized as a component of “Shareholder servicing agent fees” on the Statement of
Operations, are not charged to Class R6 Shares and are prorated among the other classes based on their relative net assets.
Realized and unrealized capital gains and losses of the Funds are prorated among the classes based on the relative net assets of each class.
Netting Agreements:
In the ordinary course of business, the Funds may enter into transactions subject to enforceable master repurchase agreements, International Swaps and Derivatives Association, Inc. (ISDA) master agreements or other similar arrangements (“netting agreements”).
Generally, the right to offset in netting agreements allows each Fund to offset certain securities and derivatives with a specific counterparty, when applicable, as well as any collateral received or delivered to that counterparty based on the terms of the agreements. Generally, each Fund manages its cash collateral and securities collateral on a counterparty basis. With respect to certain counterparties, in accordance with the terms of the netting agreements, collateral posted to the Funds is held in a segregated account by the Funds’ custodian and/or with respect to those amounts which can be sold or repledged, are presented in the Funds’ Portfolio of Investments or Statement of Assets and Liabilities.
The Funds’ investments subject to netting agreements as of the end of the reporting period, if any, are further described later in these Notes to
Financial Statements.
New Accounting Pronouncement:
In November 2023, the FASB issued Accounting Standard Update (“ASU”) No. 2023-07, Segment Reporting
(Topic 280) Improvements to Reportable Segment Disclosures (“ASU 2023-07”). The amendments in ASU 2023-07 improve reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses. ASU 2023-07 also requires a public entity that has a single reportable segment to provide all the disclosures required by the amendments in ASU 2023-07 and all existing segment disclosures in
Topic 280. The amendments in ASU 2023-07 are effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024. Early adoption is permitted. Management has assessed the new guidance and determined that it will not have a material impact on the financial positions or results of operations of the Funds.
3. Investment Valuation and Fair Value Measurements
The Funds’ investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability.
Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Funds’ major classifications of assets and liabilities measured at fair value follows:
Equity securities and exchange-traded funds listed or traded on a national market or exchange are valued based on their last reported sales price or official closing price of such market or exchange on the valuation date. Foreign equity securities and registered investment companies that trade on a foreign exchange are valued at the last reported sales price or official closing price on the principal exchange where traded, and converted to
U.S. dollars at the prevailing rates of exchange on the valuation date. For events affecting the value of foreign securities between the time when the exchange on which they are traded closes and the time when the Funds' net assets are calculated, such securities will be valued at fair value in accordance with procedures adopted by the Adviser, subject to the oversight of the Board. To the extent these securities are actively traded and no valuation adjustments are applied, they are generally classified as Level 1. When valuation adjustments are applied to the most recent last sales price or official closing price, these securities are generally classified as Level 2.

Notes to Financial Statements
(continued)
Prices of certain American Depositary Receipts (“ADR”) held by the Funds that trade in the United States are valued based on the last traded price, official closing price, or an evaluated price provided by the pricing services and are generally classified as Level 1 or 2.
Investments in investment companies are valued at their respective NAVs or share price on the valuation date and are generally classified as Level 1.
Repurchase agreements are valued at contract amount plus accrued interest, which approximates market value. These securities are generally classified as Level 2.
For any portfolio security or derivative for which market quotations are not readily available or for which the Adviser deems the valuations derived using the valuation procedures described above not to reflect fair value, the Adviser will determine a fair value in good faith using alternative procedures approved by the Adviser, subject to the oversight of the Board. As a general principle, the fair value of a security is the amount that the owner might reasonably expect to receive for it in a current sale. A variety of factors may be considered in determining the fair value of such securities, which may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. To the extent the inputs are observable and timely, the values would be classified as Level 2; otherwise they would be classified as Level 3.
The following table summarizes the market value of the Funds’ investments as of the end of the reporting period, based on the inputs used to value them:
Dividend Value
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 3,249,594,805 $ – $ – $ 3,249,594,805
Short-Term Investments:
Repurchase Agreements – 2,652,280 – 2,652,280
Total $ 3,249,594,805 $ 2,652,280 $ – $ 3,252,247,085
Large Cap Select
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 47,038,019 $ – $ – $ 47,038,019
Short-Term Investments:
Repurchase Agreements – 150,000 – 150,000
Total $ 47,038,019 $ 150,000 $ – $ 47,188,019
Mid Cap Growth Opportunities
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 177,457,870 $ – $ – $ 177,457,870
Short-Term Investments:
Repurchase Agreements – 4,397,998 – 4,397,998
Total $ 177,457,870 $ 4,397,998 $ – $ 181,855,868
Mid Cap Value 1
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 445,207,723 $ – $ – $ 445,207,723
Short-Term Investments:
Repurchase Agreements – 350,000 – 350,000
Total $ 445,207,723 $ 350,000 $ – $ 445,557,723
Small Cap Growth Opportunities
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 236,767,937 $ – $ 5,911 $ 236,773,848
Investments Purchased with Collateral from Securities
Lending 1,566,886 – – 1,566,886
Short-Term Investments:
Repurchase Agreements – 1,875,000 – 1,875,000
Total $ 238,334,823 $ 1,875,000 $ 5,911 $ 240,215,734

4. Portfolio Securities
Repurchase Agreements:
In connection with transactions in repurchase agreements, it is each Fund's policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the counterparty defaults, and the fair value of the collateral declines, realization of the collateral may be delayed or limited.
The following table presents the repurchase agreements for the Funds that are subject to netting agreements as of the end of the reporting period, and the collateral delivered related to those repurchase agreements.
Securities Lending:
Each Fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions in order to generate additional income. When loaning securities, a Fund retains the benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. The loans are continuous, can be recalled at any time, and have no set maturity. The Funds' custodian, State Street Bank and Trust Company, serves as the securities lending agent (the “Agent”).
When a Fund loans its portfolio securities, it will receive, at the inception of each loan, cash collateral equal to an amount not less than 100% of the market value of the loaned securities. The actual percentage of the cash collateral will vary depending upon the asset type of the loaned securities.
Collateral for the loaned securities is invested in a government money market vehicle maintained by the Agent, which is subject to the requirements of Rule 2a-7 under the 1940 Act. The value of the loaned securities and the liability to return the cash collateral received are recognized on the
Statement of Assets and Liabilities. If the market value of the loaned securities increases, the borrower must furnish additional collateral to the Fund, which is also recognized on the Statement of Assets and Liabilities. Securities out on loan are subject to termination at any time at the option of the borrower or the Fund. Upon termination, the borrower is required to return to the Fund securities identical to the securities loaned. During the term of the loan, the Fund bears the market risk with respect to the investment of collateral and the risk that the Agent may default on its contractual obligations to the Fund. The Agent bears the risk that the borrower may default on its obligation to return the loaned securities as the Agent is contractually obligated to indemnify the Fund if at the time of a default by a borrower some or all of the loan securities have not been returned.
Securities lending income recognized by a Fund consists of earnings on invested collateral and lending fees, net of any rebates to the borrower and compensation to the Agent. Such income is recognized on the Statement of Operations.
As of the end of the current fiscal period, the total value of the loaned securities and the total value of collateral received were as follows:
Small Cap Select
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 141,980,378 $ – $ – $ 141,980,378
Investment Companies 1,415,765 – – 1,415,765
Investments Purchased with Collateral from Securities
Lending 1,124,887 – – 1,124,887
Short-Term Investments:
Repurchase Agreements – 3,147,038 – 3,147,038
Total $ 144,521,030 $ 3,147,038 $ – $ 147,668,068
Small Cap Value
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 418,798,121 $ – $ – $ 418,798,121
Short-Term Investments:
Repurchase Agreements – 250,000 – 250,000
Total $ 418,798,121 $ 250,000 $ – $ 419,048,121
Fund Counterparty
Short-term
Investments,
at Value
Collateral
Pledged (From)
Counterparty
Dividend Value Fixed Income Clearing Corporation $2,652,280 $(2,705,688)
Large Cap Select Fixed Income Clearing Corporation 150,000 (153,055)
Mid Cap Growth Opportunities Fixed Income Clearing Corporation 4,397,998 (4,486,014)
Mid Cap Value 1 Fixed Income Clearing Corporation 350,000 (357,083)
Small Cap Growth Opportunities Fixed Income Clearing Corporation 1,875,000 (1,912,508)
Small Cap Select Fixed Income Clearing Corporation 3,147,038 (3,210,221)
Small Cap Value Fixed Income Clearing Corporation 250,000 (255,001)
Fund Asset Class out on Loan
Long-Term
Investments, at
Value
Total Collateral
Received
Small Cap Growth Opportunities Common Stock $1,453,770 $1,566,886
Small Cap Select Common Stock $1,049,371 $1,124,887

Notes to Financial Statements
(continued)
Purchases and Sales:
Long-term purchases and sales during the current fiscal period were as follows:
The Funds may purchase securities on a when-issued or delayed-delivery basis. Securities purchased on a when-issued or delayed-delivery basis may have extended settlement periods; interest income is not accrued until settlement date. Any securities so purchased are subject to market fluctuation during this period. If a Fund has outstanding when-issued/delayed-delivery purchases commitments as of the end of the reporting period, such amounts are recognized on the Statement of Assets and Liabilities.
5. Derivative Investments
Each Fund is authorized to invest in certain derivative instruments. As defined by U.S. GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variables. Investments in derivatives as of the end of and/or during the current fiscal period, if any, are included within the Statement of Assets and Liabilities and the Statement of
Operations, respectively.
Although the Funds are authorized to invest in derivative instruments, and may do so in the future, they did not make any such investments during the current fiscal period.
Market and Counterparty Credit Risk:
In the normal course of business each Fund may invest in financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to the transaction to perform
(counterparty credit risk). The potential loss could exceed the value of the financial assets recorded on the financial statements. Financial assets, which potentially expose each Fund to counterparty credit risk, consist principally of cash due from counterparties on forward, option and swap transactions, when applicable. The extent of each Fund’s exposure to counterparty credit risk in respect to these financial assets approximates their carrying value as recorded on the Statement of Assets and Liabilities.
Each Fund helps manage counterparty credit risk by entering into agreements only with counterparties the Adviser believes have the financial resources to honor their obligations and by having the Adviser monitor the financial stability of the counterparties. Additionally, counterparties may be required to pledge collateral daily (based on the daily valuation of the financial asset) on behalf of each Fund with a value approximately equal to the amount of any unrealized gain above a pre-determined threshold. Reciprocally, when each Fund has an unrealized loss, the Funds have instructed the custodian to pledge assets of the Funds as collateral with a value approximately equal to the amount of the unrealized loss above a pre-determined threshold. Collateral pledges are monitored and subsequently adjusted if and when the valuations fluctuate, either up or down, by at least the pre-determined threshold amount.
Fund
Non-U.S.
Government
Purchases
Non-U.S.
Government
Sales
Dividend Value
$ 2,474,871,994 $ 2,777,821,173
Large Cap Select
33,512,191 35,177,503
Mid Cap Growth Opportunities
108,533,594 146,858,315
Mid Cap Value 1
87,861,747 150,789,098
Small Cap Growth Opportunities
146,197,984 149,579,700
Small Cap Select
82,514,951 65,949,605
Small Cap Value
99,566,076 234,108,586

6. Fund Shares
Transactions in Fund shares during the current and prior fiscal period were as follows:
Year Ended
10/31/24
Year Ended
10/31/23
Dividend Value Shares Amount Shares Amount
Subscriptions:
Class A 572,319 $8,320,557 958,829 $12,850,821
Class A - automatic conversion of Class C 168 2,474 927 13,056
Class C 27,453 380,250 91,260 1,224,573
Class R6 16,854,028 257,374,380 20,360,222 278,077,698
Class I 688,530 10,190,956 1,070,481 14,672,865
Total subscriptions 18,142,498 276,268,617 22,481,719 306,839,013
Reinvestments of distributions:
Class A 1,232,795 17,205,529 2,304,003 30,788,061
Class C 28,014 376,200 71,768 937,614
Class R6 8,699,807 125,348,401 15,931,719 218,264,142
Class I 1,020,199 14,519,774 2,074,336 28,163,186
Total reinvestments of distributions 10,980,815 157,449,904 20,381,826 278,153,003
Redemptions:
Class A (3,373,772) (48,942,526) (4,025,433) (53,972,692)
Class C (196,341) (2,779,980) (350,399) (4,571,507)
Class C - automatic conversion to Class A (173) (2,474) (948) (13,056)
Class R6 (34,705,615) (521,546,646) (48,296,697) (678,350,211)
Class I (4,436,815) (65,562,505) (6,151,658) (83,834,646)
Total redemptions (42,712,716) (638,834,131) (58,825,135) (820,742,112)
Net increase (decrease) (13,589,403) $(205,115,610) (15,961,590) $(235,750,096)
Year Ended
10/31/24
Year Ended
10/31/23
Large Cap Select Shares Amount Shares Amount
Subscriptions:
Class A 39,588 $1,527,867 50,816 $1,645,845
Class A - automatic conversion of Class C 148 6,270 37 1,130
Class C 5,960 212,602 4,853 141,642
Class I 74,628 2,686,449 173,605 5,931,106
Total subscriptions 120,324 4,433,188 229,311 7,719,723
Reinvestments of distributions:
Class A 16,239 583,022 45,851 1,348,903
Class C 804 25,413 2,958 77,615
Class I 5,330 194,287 12,307 366,681
Total reinvestments of distributions 22,373 802,722 61,116 1,793,199
Redemptions:
Class A (85,045) (3,307,432) (65,450) (2,025,266)
Class C (14,263) (515,515) (13,301) (368,098)
Class C - automatic conversion to Class A (167) (6,270) (41) (1,130)
Class I (54,656) (2,202,668) (229,938) (7,487,217)
Total redemptions (154,131) (6,031,885) (308,730) (9,881,711)
Net increase (decrease) (11,434) $(795,975) (18,303) $(368,789)

Notes to Financial Statements
(continued)
Year Ended
10/31/24
Year Ended
10/31/23
Mid Cap Growth Opportunities Shares Amount Shares Amount
Subscriptions:
Class A 242,019 $5,796,258 195,160 $4,063,105
Class R6 16,243 629,916 11,473 372,528
Class I 134,205 5,044,342 179,915 5,743,791
Total subscriptions 392,467 11,470,516 386,548 10,179,424
Redemptions:
Class A (1,201,333) (28,959,885) (1,212,892) (24,953,686)
Class R6 (23,783) (902,819) (613,029) (19,744,173)
Class I (473,011) (17,227,706) (1,143,803) (34,883,309)
Total redemptions (1,698,127) (47,090,410) (2,969,724) (79,581,168)
Net increase (decrease) (1,305,660) $(35,619,894) (2,583,176) $(69,401,744)
Year Ended
10/31/24
Year Ended
10/31/23
Mid Cap Value 1 Shares Amount Shares Amount
Subscriptions:
Class A 109,642 $5,837,095 136,449 $6,697,528
Class C 4,142 202,775 7,693 350,832
Class R6 301,381 16,407,613 214,471 10,592,675
Class I 666,662 36,162,325 1,497,161 73,255,279
Total subscriptions 1,081,827 58,609,808 1,855,774 90,896,314
Reinvestments of distributions:
Class A 37,898 1,961,034 76,911 3,666,455
Class C 2,643 125,640 6,781 299,981
Class R6 22,652 1,185,733 42,594 2,048,372
Class I 208,877 10,888,682 442,983 21,235,855
Total reinvestments of distributions 272,070 14,161,089 569,269 27,250,663
Redemptions:
Class A (252,208) (13,450,023) (230,963) (11,273,527)
Class C (35,218) (1,723,320) (29,754) (1,345,462)
Class R6 (241,991) (13,179,161) (230,097) (11,312,860)
Class I (1,845,338) (99,714,414) (2,552,713) (126,127,396)
Total redemptions (2,374,755) (128,066,918) (3,043,527) (150,059,245)
Net increase (decrease) (1,020,858) $(55,296,021) (618,484) $(31,912,268)
Year Ended
10/31/24
Year Ended
10/31/23
Small Cap Growth Opportunities Shares Amount Shares Amount
Subscriptions:
Class A 330,498 $7,915,214 233,760 $4,786,149
Class R6 74,719 2,425,626 27,533 759,281
Class I 796,503 25,394,413 1,629,330 44,128,247
Total subscriptions 1,201,720 35,735,253 1,890,623 49,673,677
Redemptions:
Class A (489,758) (11,751,385) (385,617) (7,875,629)
Class R6 (21,246) (680,696) (17,517) (473,143)
Class I (811,716) (25,381,764) (1,015,300) (27,313,628)
Total redemptions (1,322,720) (37,813,845) (1,418,434) (35,662,400)
Net increase (decrease) (121,000) $(2,078,592) 472,189 $14,011,277

7. Income Tax Information
Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all of its net investment income and net capital gains to shareholders and otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required.
Each Fund files income tax returns in U.S. federal and applicable state and local jurisdictions. A Fund's federal income tax returns are generally subject to examination for a period of three fiscal years after being filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed each Fund's tax positions taken for all open tax years and has concluded that no provision for income tax is required in the Fund's financial statements.
Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing gains and losses on investment transactions. Temporary differences do not require reclassification. As of year end, permanent differences that resulted in reclassifications among the components of net assets relate primarily to net operating losses, return of capital and long-term capital gain
Year Ended
10/31/24
Year Ended
10/31/23
Small Cap Select Shares Amount Shares Amount
Subscriptions:
Class A 276,562 $2,684,004 268,337 $2,224,307
Class R6 57,850 797,219 198,656 2,312,765
Class I 3,213,598 47,003,044 938,569 11,023,188
Total subscriptions 3,548,010 50,484,267 1,405,562 15,560,260
Reinvestments of distributions:
Class A — — 9,202 73,153
Class R6 — — 1,387 15,877
Class I — — 15,778 180,021
Total reinvestments of distributions — — 26,367 269,051
Redemptions:
Class A (1,224,215) (11,894,959) (1,049,135) (8,657,561)
Class R6 (266,645) (3,680,632) (93,050) (1,124,865)
Class I (1,366,605) (18,453,149) (1,460,295) (17,368,283)
Total redemptions (2,857,465) (34,028,740) (2,602,480) (27,150,709)
Net increase (decrease) 690,545 $16,455,527 (1,170,551) $(11,321,398)
Year Ended
10/31/24
Year Ended
10/31/23
Small Cap Value Shares Amount Shares Amount
Subscriptions:
Class A 397,344 $11,286,403 389,417 $9,966,704
Class C 13,764 315,947 22,666 488,418
Class R6 698,972 20,823,329 947,416 25,458,819
Class I 863,054 25,462,480 1,735,689 46,946,264
Total subscriptions 1,973,134 57,888,159 3,095,188 82,860,205
Reinvestments of distributions:
Class A 22,881 643,857 33,205 837,773
Class C 643 15,084 1,539 32,398
Class R6 49,598 1,456,201 60,916 1,602,085
Class I 71,129 2,076,968 96,978 2,537,917
Total reinvestments of distributions 144,251 4,192,110 192,638 5,010,173
Redemptions:
Class A (950,474) (27,279,931) (1,037,455) (26,511,687)
Class C (275,466) (6,458,050) (268,194) (5,704,949)
Class R6 (1,345,599) (39,346,228) (1,200,166) (32,170,084)
Class I (4,451,890) (126,368,325) (2,811,703) (74,815,903)
Total redemptions (7,023,429) (199,452,534) (5,317,518) (139,202,623)
Net increase (decrease) (4,906,044) $(137,372,265) (2,029,692) $(51,332,245)

Notes to Financial Statements
(continued)
distributions received from portfolio investments, and tax equalization. Temporary and permanent differences have no impact on a Fund's net assets.
As of year end, the aggregate cost and the net unrealized appreciation/(depreciation) of all investments for federal income tax purposes were as follows:
For purposes of this disclosure, tax cost generally includes the cost of portfolio investments as well as up-front fees or premiums exchanged on derivatives and any amounts unrealized for income statement reporting but realized income and/or capital gains for tax reporting, if applicable.
As of year end, the components of accumulated earnings on a tax basis were as follows:
The tax character of distributions paid was as follows:
As of year end, the Funds had capital loss carryforwards, which will not expire:
Fund
Tax Cost
Gross Unrealized
Appreciation
Gross
Unrealized
(Depreciation)
Net
Unrealized
Appreciation
(Depreciation)
Dividend Value
$ 2,675,341,395 $ 636,920,009 $ (60,014,319) $ 576,905,690
Large Cap Select
33,785,982 14,099,709 (697,672) 13,402,037
Mid Cap Growth Opportunities
145,886,842 44,957,334 (8,988,308) 35,969,026
Mid Cap Value 1
315,164,989 139,964,792 (9,572,058) 130,392,734
Small Cap Growth Opportunities
190,871,358 60,941,546 (11,597,170) 49,344,376
Small Cap Select
117,782,395 34,989,798 (5,104,125) 29,885,673
Small Cap Value
332,067,112 120,942,432 (33,961,423) 86,981,009
Fund
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Unrealized
Appreciation
(Depreciation)
Capital Loss
Carryforwards
Late-Year Loss
Deferrals
Other
Book-to-Tax
Differences Total
Dividend Value
$ 61,031,667 $ 199,057,310 $ 576,905,690 $ (8,921,256) $ — $ (193,777) $ 827,879,634
Large Cap Select
2,010,544 3,522,241 13,402,037 — — — 18,934,822
Mid Cap Growth Opportunities
— — 35,969,026 (13,588,332) (1,005,473) (33,680) 21,341,541
Mid Cap Value 1
4,570,162 17,809,951 130,392,734 — — (12,615) 152,760,232
Small Cap Growth
Opportunities
— — 49,344,376 (7,601,730) (798,265) — 40,944,381
Small Cap Select
169,739 3,745,674 29,885,673 — — (9,506) 33,791,580
Small Cap Value
2,381,152 — 86,980,959 (164,106,952) — (33,284) (74,778,125)
10/31/24 10/31/23
Fund
Ordinary
Income
Long-Term
Capital Gains
Return
of Capital
Ordinary
Income
Long-Term
Capital Gains
Return
of Capital
Dividend Value
$ 52,162,192 $ 107,060,042 $ — $ 66,465,398 $ 215,417,701 $ —
Large Cap Select
240,114 672,466 — 252,889 1,838,697 —
Mid Cap Growth Opportunities
— — — — — —
Mid Cap Value 1
5,258,926 9,543,667 — 6,024,358 22,475,338 —
Small Cap Growth Opportunities
— — — — — —
Small Cap Select
— — — 26,815 — 248,366
Small Cap Value
5,011,509 — — 6,038,364 — —
Fund
Short-Term Long-Term Total
Dividend Value
1
$ 8,921,256 $ — $ 8,921,256
Large Cap Select
— — —
Mid Cap Growth Opportunities
13,588,332 — 13,588,332
Mid Cap Value 1
— — —
Small Cap Growth Opportunities
7,601,730 — 7,601,730
Small Cap Select
— — —
Small Cap Value
83,928,062 80,178,890 164,106,952

As of year end, the Funds utilized the following capital loss carryforwards:
8. Management Fees and Other Transactions with Affiliates
Management Fees:
Each Fund’s management fee compensates the Adviser for the overall investment advisory and administrative services and general office facilities. The Sub-Adviser is compensated for its services to the Funds from the management fees paid to the Adviser.
Each Fund’s management fee consists of two components – a fund-level fee, based only on the amount of assets within each individual Fund, and a complex-level fee, based on the aggregate amount of all eligible fund assets managed by the Adviser. This pricing structure enables each Fund’s shareholders to benefit from growth in the assets within their respective Fund as well as from growth in the amount of complex-wide assets managed by the Adviser.
The annual fund-level fee, payable monthly, for each Fund is calculated according to the following schedule:
For the period November 1, 2023 through April 30, 2024, the annual complex-level fee, payable monthly, for each Fund was calculated according to the following schedule:
1
A portion of Dividend Value's capital loss carryforwards are subject to an annual limitation under the Internal Revenue Code and related regulations.
Fund
Utilized
Dividend Value
$ 2,361,442
Large Cap Select
—
Mid Cap Growth Opportunities
14,262,507
Mid Cap Value 1
—
Small Cap Growth Opportunities
16,317,332
Small Cap Select
4,334,104
Small Cap Value
36,205,521
Average Daily Net Assets
Dividend
Value
Large Cap
Select
Mid Cap
Growth
Opportunities
Mid Cap
Value 1
Small Cap
Growth
Opportunities
Small Cap
Select
Small Cap
Value
For the first $125 million 0.5000% 0.5000% 0.6000% 0.6000% 0.6500% 0.6500% 0.6500%
For the next $125 million 0.4875 0.4875 0.5875 0.5875 0.6375 0.6375 0.6375
For the next $250 million 0.4750 0.4750 0.5750 0.5750 0.6250 0.6250 0.6250
For the next $500 million 0.4625 0.4625 0.5625 0.5625 0.6125 0.6125 0.6125
For the next $1 billion 0.4500 0.4500 0.5500 0.5500 0.6000 0.6000 0.6000
For the next $3 billion 0.4250 0.4250 0.5250 0.5250 0.5750 0.5750 0.5750
For the next $2.5 billion 0.4000 0.4000 0.5000 0.5000 0.5500 0.5500 0.5500
For the next $2.5 billion 0.3875 0.3875 0.4875 0.4875 0.5375 0.5375 0.5375
For net assets over $10
billion 0.3750 0.3750 0.4750 0.4750 0.5250 0.5250 0.5250
Complex-Level Eligible Asset Breakpoint Level* Effective Complex-Level Fee Rate at Breakpoint Level
$55 billion 0.2000%
$56 billion 0.1996
$57 billion 0.1989
$60 billion 0.1961
$63 billion 0.1931
$66 billion 0.1900
$71 billion 0.1851
$76 billion 0.1806
$80 billion 0.1773
$91 billion 0.1691
$125 billion 0.1599
$200 billion 0.1505
$250 billion 0.1469
$300 billion 0.1445

Notes to Financial Statements
(continued)
*    The complex-level fee is calculated based upon the aggregate daily “eligible assets” of all Nuveen open-end and closed-end funds. Eligible assets do not include assets attributable to investments in other Nuveen funds or assets in excess of a determined amount (originally $2 billion) added to the Nuveen fund complex in connection with the Adviser’s assumption of the management of the former First American Funds effective January 1, 2011, but do include certain assets of certain Nuveen funds that were reorganized into funds advised by an affiliate of the Adviser during the 2019 calendar year. Eligible assets include closed-end fund assets managed by the Adviser that are attributable to certain types of leverage. For these purposes, leverage includes the closed-end funds’ use of preferred stock and borrowings and certain investments in the residual interest certificates (also called inverse floating rate securities)
in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities, subject to an agreement by the Adviser as to certain funds to limit the amount of such assets for determining eligible assets in certain circumstances.
Effective May 1, 2024 the annual complex-level fee, payable monthly, for each Fund is calculated according to the following schedule:
*  The complex-level fee is calculated based upon the aggregate daily “eligible assets” of all Nuveen-branded closed-end funds and Nuveen branded open-end funds (“Nuveen Mutual
Funds”). Except as described below, eligible assets include the assets of all Nuveen-branded closed-end funds and Nuveen Mutual Funds organized in the United States. Eligible assets do not include the net assets of: Nuveen fund-of-funds, Nuveen money market funds, Nuveen index funds, Nuveen Large Cap Responsible Equity Fund or Nuveen Life Large Cap Responsible
Equity Fund. In addition, eligible assets include a fixed percentage of the aggregate net assets of the active equity and fixed income Nuveen Mutual Funds advised by the Adviser’s affiliate,
Teachers Advisors, LLC (except those identified above). The fixed percentage will increase annually until May 1, 2033, at which time eligible assets will include all of the aggregate net assets of the active equity and fixed income Nuveen Mutual Funds advised by Teachers Advisors, LLC (except those identified above). Eligible assets include closed-end fund assets managed by the Adviser that are attributable to financial leverage. For these purposes, financial leverage includes the closed-end funds’ use of preferred stock and borrowings and certain investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities, subject to an agreement by the Adviser as to certain funds to limit the amount of such assets for determining eligible assets in certain circumstances.
As of October 31, 2024, the complex-level fee rate for each Fund was as follows:
The Adviser has agreed to waive fees and/or reimburse expenses (“Expense Cap”) of the Funds so that the total annual Fund operating expenses
(excluding 12b-1 distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed the average daily net assets of any class of Fund shares in the amounts and for the time period stated in the following table. However, because Class R6 Shares are not subject to sub-transfer agent and similar fees, the total annual fund operating expenses for the Class R6 Shares will not be less than the expense limitation. The expense limitation expiring July 31, 2026, may be terminated or modified prior to that date only with the approval of the Board.
Complex-Level Asset Breakpoint Level* Complex-Level Fee
For the first $124.3 billion 0.1600%
For the next $75.7 billion 0.1350
For the next $200 billion 0.1325
For eligible assets over $400 billion 0.1300
Fund
Complex-Level Fee
Dividend Value
0 .1572%
Large Cap Select
0 .1572%
Mid Cap Growth Opportunities
0 .1572%
Mid Cap Value 1
0 .1572%
Small Cap Growth Opportunities
0 .1572%
Small Cap Select
0 .1572%
Small Cap Value
0 .1572%
Fund Expense Cap
Expense Cap
Expiration Date
Dividend Value 0.74% July 31, 2026
Large Cap Select 0.80 July 31, 2026
Mid Cap Growth Opportunities 0.92 July 31, 2026
Mid Cap Value 1 0.92 July 31, 2026
Small Cap Growth Opportunities 0.99 July 31, 2026
Small Cap Select 0.99 July 31, 2026
Small Cap Value 0.99 July 31, 2026

Distribution and Service Fees:
 Each Fund has adopted a distribution and service plan under rule 12b-1 under the 1940 Act. Class A Shares incur a 0.25% annual 12b-1 service fee. Class C Shares incur a 0.75% annual 12b-1 distribution fee and a 0.25% annual 12b-1 service fee. Class R6
Shares and Class I Shares are not subject to 12b-1 distribution or service fees. The fees under this plan compensate Nuveen Securities, LLC, (the
“Distributor”), a wholly-owned subsidiary of Nuveen, for services provided and expenses incurred in distributing shares of the Funds and establishing and maintaining shareholder accounts.
Other Transactions with Affiliates:
The Funds receive voluntary compensation from the Adviser in amounts that approximate the cost of research services obtained from broker-dealers and research providers if the Adviser had purchased the research services directly. This income received by the Funds is recognized in "Affiliated income" on the Statement of Operations and any amounts due to the Funds at the end of the reporting period is recognized in "Reimbursement from Adviser" on the Statement of Assets and Liabilities.  During the current fiscal period, the values of voluntary compensation were as follows:
Each Fund is permitted to purchase or sell securities from or to certain other funds or accounts managed by the Sub-Adviser (“Affiliated Entity”)
under specified conditions outlined in procedures adopted by the Board ("cross-trade"). These procedures have been designed to ensure that any cross-trade of securities by the Fund from or to an Affiliated Entity by virtue of having a common investment adviser (or affiliated investment adviser), common officer and/or common trustee complies with Rule 17a-7 under the 1940 Act. These transactions are effected at the current market price (as provided by an independent pricing service) without incurring broker commissions.
During the current fiscal period, the Funds engage in cross-trades pursuant to these procedures.
During the current fiscal period, the Distributor, collected sales charges on purchases of Class A Shares, the majority of which were paid out as concessions to financial intermediaries as follows:
The Distributor also received 12b-1 service fees on Class A Shares, substantially all of which were paid to compensate financial intermediaries for providing services to shareholders relating to their investments.
Fund
Amount
Dividend Value
$ 1,631,960
Large Cap Select
19,584
Mid Cap Growth Opportunities
58,315
Mid Cap Value 1
93,872
Small Cap Growth Opportunities
127,309
Small Cap Select
62,405
Small Cap Value
185,684
Fund
Purchases Sales
Realized
Gain (Loss)
Dividend Value
$ 378,148 $ 374,846 $ 14,144
Large Cap Select
— — —
Mid Cap Growth Opportunities
2,539,979 276,507 29,651
Mid Cap Value 1
— — —
Small Cap Growth Opportunities
— 3,647,334 1,660,481
Small Cap Select
— — —
Small Cap Value
2,072,039 1,837,149 410,633
Fund
Sales Charges
Collected
(Unaudited)
Paid to Financial
Intermediaries
(Unaudited)
Dividend Value
$ 84,374 $ 74,683
Large Cap Select
8,249 7,283
Mid Cap Growth Opportunities
25,230 22,739
Mid Cap Value 1
20,792 18,506
Small Cap Growth Opportunities
19,079 17,094
Small Cap Select
16,515 14,619
Small Cap Value
9,908 9,036

Notes to Financial Statements
(continued)
During the current fiscal period, the Distributor compensated financial intermediaries directly with commission advances at the time of purchase as follows:
To compensate for commissions advanced to financial intermediaries, all 12b-1 service and distribution fees collected on Class C Shares during the first year following a purchase are retained by the Distributor. During the current fiscal period, the Distributor retained such 12b-1 fees as follows:
The remaining 12b-1 fees charged to each Fund were paid to compensate financial intermediaries for providing services to shareholders relating to their investments.
The Distributor also collected and retained CDSC on share redemptions during the current fiscal period, as follows:
As of the end of the reporting period, the percentage of Fund shares owned by TIAA and/or TIAA affiliates are as follows:
Fund
Commission
Advances
(Unaudited)
Dividend Value
$ 5,916
Large Cap Select
849
Mid Cap Growth Opportunities
—
Mid Cap Value 1
2,260
Small Cap Growth Opportunities
—
Small Cap Select
—
Small Cap Value
5,552
Fund
12b-1 Fees
Retained
(Unaudited)
Dividend Value
$ 600
Large Cap Select
19
Mid Cap Growth Opportunities
—
Mid Cap Value 1
1,266
Small Cap Growth Opportunities
—
Small Cap Select
—
Small Cap Value
2,543
Fund
CDSC
Retained
(Unaudited)
Dividend Value
$ 6,784
Large Cap Select
—
Mid Cap Growth Opportunities
—
Mid Cap Value 1
204
Small Cap Growth Opportunities
—
Small Cap Select
—
Small Cap Value
136

9. Borrowing Arrangements
Committed Line of Credit:
The Funds, along with certain funds managed by the Advisor and by an affiliate of the Adviser (“Participating Funds”), have established a 364-day, $2.700 billion standby credit facility with a group of lenders, under which the Participating Funds may borrow for temporary purposes (other than on-going leveraging for investment purposes). Each Participating Fund is allocated a designated proportion of the facility’s capacity (and its associated costs, as described below) based upon a multi-factor assessment of the likelihood and frequency of its need to draw on the facility, the size of the Fund and its anticipated draws, and the potential importance of such draws to the operations and well-being of the Fund, relative to those of the other Funds. A Fund may effect draws on the facility in excess of its designated capacity if and to the exte nt that other Participating Funds have undrawn capacity. The credit facility expires in June 2025 unless extended or renewed.
The credit facility has the following terms: 0.15% per annum on unused commitment amounts and a drawn interest rate equal to the higher of (a)
OBFR (Overnight Bank Funding Rate) plus 1.20% per annum or (b) the Fed Funds Effective Rate plus 1.20% per annum on amounts borrowed. The
Participating Funds also incurred a 0.05% upfront fee on the increased commitments from select lenders. Interest expense incurred by the
Participating Funds, when applicable, is recognized as a component of “Interest expense” on the Statement of Operations. Participating Funds paid administration, legal and arrangement fees, which are recognized as a component of “Interest expense” on the Statement of Operations, and along with commitment fees, have been allocated among such Participating Funds based upon the relative proportions of the facility’s aggregate capacity reserved for them and other factors deemed relevant by the Adviser and the Board of each Participating Fund.
During the current fiscal period, the Funds did not utilize this facility.
Dividend
Value
TIAA-CREF Lifecycle Retirement Income Fund —%*
TIAA-CREF Lifecycle 2010 Fund 1
TIAA-CREF Lifecycle 2015 Fund 1
TIAA-CREF Lifecycle 2020 Fund 3
TIAA-CREF Lifecycle 2025 Fund 6
TIAA-CREF Lifecycle 2030 Fund 8
TIAA-CREF Lifecycle 2035 Fund 10
TIAA-CREF Lifecycle 2040 Fund 14
TIAA-CREF Lifecycle 2045 Fund 11
TIAA-CREF Lifecycle 2050 Fund 9
TIAA-CREF Lifecycle 2055 Fund 4
TIAA-CREF Lifecycle 2060 Fund 2
TIAA-CREF Lifecycle 2065 Fund —*
TIAA-CREF Lifestyle Aggressive Growth Fund 1
TIAA-CREF Lifestyle Conservative Fund —*
TIAA-CREF Lifestyle Growth Fund 1
TIAA-CREF Lifestyle Income Fund —*
TIAA-CREF Lifestyle Moderate Fund 1
TIAA-CREF Managed Allocation Fund 2
* Rounds to less than 1%

Important Tax Information
(U
naudited)
As required by the Internal Revenue Code and Treasury Regulations, certain tax information, as detailed below, must be provided to shareholders. Shareholders are advised to consult their tax advisor with respect to the tax implications of their investment. The amounts listed below may differ from the actual amounts reported on Form 1099-DIV, which will be sent to shareholders shortly after calendar year end.
Long-Term Capital Gains
As of year end, each Fund designates the following distribution amounts, or maximum amount allowable, as being from net long-term capital gains pursuant to Section 852(b)(3) of the Internal Revenue Code:
Dividends Received Deduction (DRD)
Each Fund listed below had the following percentage, or maximum amount allowable, of ordinary income distributions eligible for the dividends received deduction for corporate shareholders:
Qualified Dividend Income (QDI)
Each Fund listed below had the following percentage, or maximum amount allowable, of ordinary income distributions treated as qualified dividend income for individuals pursuant to Section 1(h)(11) of the Internal Revenue Code:
Fund
Net Long-Term
Capital Gains
Dividend Value
$ 118,991,391
Large Cap Select
928,997
Mid Cap Growth Opportunities
—
Mid Cap Value 1
12,065,412
Small Cap Growth Opportunities
—
Small Cap Select
324,450
Small Cap Value
—
Fund Percentage
Dividend Value
100 .0%
Large Cap Select
100 .0
Mid Cap Growth Opportunities
–
Mid Cap Value 1
100 .0
Small Cap Growth Opportunities
–
Small Cap Select
–
Small Cap Value
100 .0
Fund Percentage
Dividend Value
100 .0%
Large Cap Select
100 .0
Mid Cap Growth Opportunities
–
Mid Cap Value 1
100 .0
Small Cap Growth Opportunities
–
Small Cap Select
–
Small Cap Value
100 .0

Qualified Interest Income (QII)
Each Fund listed below had the following percentage, or maximum amount allowable, of ordinary income distributions treated as qualified interest income and/or short-term capital gain dividends pursuant to Section 871(k) of the Internal
Revenue Code:
163(j)
Each Fund listed below had the following percentage, or maximum amount allowable, of ordinary dividends treated as
Section 163(j) interest dividends pursuant to Section 163(j) of the Internal Revenue Code:
Fund
Prior Year End to
12/31 Percentage
1/1 to Current
Year End
Percentage
Dividend Value
0 .6% 0 .9%
Large Cap Select
0 .6 —
Mid Cap Growth Opportunities
— —
Mid Cap Value 1
0 .6 —
Small Cap Growth Opportunities
— —
Small Cap Select
— —
Small Cap Value
0 .5 —
Fund Percentage
Dividend Value
0 .8%
Large Cap Select
2 .5
Mid Cap Growth
Opportunities
–
Mid Cap Value 1
1 .8
Small Cap Growth Opportunities
–
Small Cap Select
–
Small Cap Value
1 .7

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to directors, officers and others is included in the Statement of Operations under the line items “Trustee Fees” and “Management Fees” as part of the financial statements filed under Item 7 of this Form N-CSR.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable to this filing.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees implemented after the registrant last provided disclosure in response to this Item.

Item 16.	Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”) (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)	Not applicable to open-end investment companies.

(b)	Not applicable to open-end investment companies.

Item 18.	Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19.	Exhibits.

(a)(1)	Not applicable because the code of ethics is available, upon request and without charge, by calling 800-257-8787 and there were no amendments during the period covered by this report.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Nuveen Investment Funds, Inc.

Date: January 6, 2025	By:	/s/ Jordan M. Farris
Jordan M. Farris
Chief Administrative Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: January 6, 2025	By:	/s/ Jordan M. Farris
Jordan M. Farris
Chief Administrative Officer (principal executive officer)

Date: January 6, 2025	By:	/s/ Marc Cardella
Marc Cardella
Vice President and Controller (principal financial officer)